UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09253

Wells Fargo Funds Trust

(Exact name of registrant as specified in charter)

525 Market St., San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market St., San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: October 31

Registrant is making a filing for 9 of its series:

Wells Fargo International Bond Fund, Wells Fargo Strategic Income Fund, Wells Fargo Asia Pacific Fund, Wells Fargo Diversified International Fund, Wells Fargo Emerging Markets Equity Fund, Wells Fargo Emerging Markets Equity Income Fund, Wells Fargo Global Opportunities Fund, Wells Fargo International Equity Fund, and Wells Fargo Intrinsic World Equity Fund.

Date of reporting period: April 30, 2016

ITEM 1.	REPORT TO STOCKHOLDERS

Semi-Annual Report

April 30, 2016

Wells Fargo International Bond Fund

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Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of April 30, 2016, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo International Bond Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Funds

The combination of U.S. moderate economic growth and low inflation allowed the Fed to raise its key rate by 0.25% in December 2015.

Across global markets, generally accommodative central banks and continued low inflation supported the returns of most major fixed-income asset classes, including sovereign bonds and investment-grade corporate bonds.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo International Bond Fund for the six-month period that ended April 30, 2016. The reporting period was marked by moderate to disappointing economic growth and continued low interest rates around the globe. Even though the U.S. Federal Reserve (Fed) raised its key rate in December 2015, other major central banks continued or increased their quantitative easing programs.

Even though the Fed modestly tightened its monetary policy, other central banks continued to ease.

The U.S. delivered annualized real gross domestic product (GDP) growth of 1.4% in the fourth quarter of 2015. Reported inflation, as measured by the Core Personal Consumption Expenditures Price Index,1 remained well below the Fed’s target of 2.0%. The combination of U.S. moderate economic growth and low inflation allowed the Fed to raise its key rate by 0.25% in December 2015.

Given that GDP growth slowed in late 2015, investors initially worried that the Fed had moved too quickly, leading to fears of a central-bank-induced recession. However, the Fed remained on hold after its March 2016 meeting, and its guidance led investors to believe that the path of future rate increases would be gradual.

In contrast, the European Central Bank (ECB) showed no signs of raising rates in the near future, as the European Union continued to grapple with an elevated—albeit improving—unemployment rate and credit problems in Greece and Italy. The ECB maintained a variety of measures aimed at encouraging lending, including making funds available to banks at low interest rates and purchasing government bonds, mortgage notes, and eventually corporate bonds. In mid-2014, the ECB introduced negative interest rates on bank deposits held at the central bank and pushed its key rate further into negative territory through early 2016.

In Japan, the Bank of Japan (BOJ) likewise imposed a negative interest rate on surplus bank reserves in early 2016. The BOJ also continued to purchase shares and bonds in an attempt to support the asset markets.

Global bond markets benefited from low inflation and central-bank easing.

Across global markets, generally accommodative central banks and continued low inflation supported the returns of most major fixed-income asset classes, including sovereign bonds and investment-grade corporate bonds. Emerging markets debt also posted gains for the period, supported in part by actions of the People’s Bank of China to increase bank lending and support China’s currency. Non-U.S. bonds outperformed domestic issues as the ECB and the BOJ remained far more accommodative than the Fed. The Barclays Global Aggregate Bond Index,2 a broad measure of the international debt market, posted a 6.09% return for the reporting period compared with an 8.72% return for the Barclays Global Aggregate ex U.S. Dollar Bond Index.3

[1]	The Core Personal Consumption Expenditures (PCE) Price Index is defined as personal consumption expenditures prices excluding food and energy prices. The core PCE price index measures the prices paid by consumers for goods and services without the volatility caused by movements in food and energy prices to reveal underlying inflation trends. Food prices consist of those included in the PCE category of “food and beverages purchased for off-premises consumption.” Prices included in the PCE category “food services and accommodations” are not included in the “food” price index because these services prices tend to be far less volatile than those for food commodities such as meats, fresh vegetables and fruits. Energy prices consist of those included in the PCE categories of “gasoline and other energy goods” and of “electricity and gas” utilities. All PCE prices appear in National Income and Product Accounts Table 2.4.4. Price Indexes for Personal Consumption Expenditures by Type of Product. A table showing the composition of PCE food and energy is shown in “Composition of PCE food and energy”. You cannot invest directly in an index.

[2]	The Barclays Global Aggregate Bond Index measures global investment-grade debt from 24 local currency markets. This multicurrency benchmark includes Treasury, government-related, corporate, and securitized fixed-rate bonds from both developed and emerging markets issuers. You cannot invest directly in an index.

[3]	The Barclays Global Aggregate ex U.S. Dollar Bond Index tracks an international basket of government, corporate, agency, and mortgage-related bonds. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo International Bond Fund	3

Among risk assets, the energy- and commodity-related subindustries of the high-yield bond universe again provided the main sour note as persistent low prices for oil, natural gas, and industrial metals such as copper put pressure on highly leveraged energy and metals and mining companies. High-yield bonds, nonetheless, benefited from worldwide low interest rates (which made high-yielding bonds even more attractive) and moderate default rates outside of the energy complex. The BofA Merrill Lynch High Yield Master II Index4 ended the six-month period with a return of 2.25%.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds and other investments spanning a wide range of asset classes and investment styles.

Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Funds

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

[4]	The BofA Merrill Lynch High Yield Master II Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index.

4	Wells Fargo International Bond Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks total return, consisting of income and capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

First International Advisors, LLC

Portfolio managers

Michael Lee

Tony Norris

Alex Perrin

Christopher Wightman

Peter Wilson

Average annual total returns (%) as of April 30, 20161

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (ESIYX)	9-30-2003	(2.38)	(1.19)	3.46	2.27	(0.27)	3.94	1.06	1.03
Class B (ESIUX)*	9-30-2003	(3.51)	(1.38)	3.40	1.49	(1.02)	3.40	1.81	1.78
Class C (ESIVX)	9-30-2003	0.41	(1.03)	3.17	1.41	(1.03)	3.17	1.81	1.78
Class R6 (ESIRX)	11-30-2012	–	–	–	2.64	0.11	4.28	0.68	0.65
Administrator Class (ESIDX)	7-30-2010	–	–	–	2.46	(0.10)	4.11	1.00	0.85
Institutional Class (ESICX)	12-15-1993	–	–	–	2.55	0.06	4.25	0.73	0.70
Barclays Global Aggregate ex USD Index (unhedged)[4]	–	–	–	–	6.55	(0.05)	3.77	–	–
BofA Merrill Lynch Global Broad Market ex U.S. Index[5]	–	–	–	–	7.18	0.05	3.87	–	–
*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website,wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 4.50%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R6, Administrator Class, and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo International Bond Fund	5

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest-rate changes and their impact on the Fund and its share price can be sudden and unpredictable. Foreign investments are especially volatile and can rise or fall dramatically due to differences in the political and economic conditions of the host country. These risks are generally intensified in emerging markets. The use of derivatives may reduce returns and/or increase volatility. Securities issued by U.S. government agencies or government-sponsored entities may not be guaranteed by the U.S. Treasury. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to high-yield securities risk and geographic risk. Consult the Fund’s prospectus for additional information on these and other risks.

Ten largest holdings (%) as of April 30, 2016[6]
United Kingdom Gilt, 2.00%, 9-7-2025	6.12
New Zealand, 4.50%, 4-15-2027	4.44
Mexico, 4.75%, 6-14-2018	4.07
Poland, 2.50%, 7-25-2026	3.87
U.S. Treasury Note, 2.25%, 11-15-2025	3.65
United Kingdom Gilt, 2.75%, 9-7-2024	3.55
Thailand, 3.85%, 12-12-2025	2.98
Singapore, 3.00%, 9-1-2024	2.56
Norway, 0.00%, 6-15-2016	2.47
Bonos y Obligaciones del Estado, 1.40%, 1-31-2020	2.42

Portfolio allocation as of April 30, 2016[7]

[1]	Historical performance shown for Class R6 shares prior to their inception reflects the performance of Institutional Class shares and includes the higher expenses applicable to Institutional Class shares. If these expenses had not been included, returns would be higher. Historical performance shown for Administrator Class shares prior to their inception reflects the performance of Institutional Class shares and has been adjusted to reflect the higher expenses applicable to Administrator Class shares. Historical performance shown for all classes of the Fund prior to July 12, 2010, is based on the performance of the Fund’s predecessor, Evergreen International Bond Fund.

[2]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]	The manager has contractually committed through February 28, 2017, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Operating Expenses After Fee Waiver at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

[4]	Effective March 1, 2016, the Fund changed its benchmark from the BofA Merrill Lynch Global Broad Market ex-U.S. Index to Barclays Global Aggregate ex USD Index (unhedged). The new index creates consistency among our taxable intermediate funds that now all have a Barclays benchmark. The Barclays Global Aggregate ex USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment grade fixed income markets excluding the U.S. dollar denominated debt market. You cannot invest directly in an index.

[5]	The BofA Merrill Lynch Global Broad Market ex U.S. Index tracks the performance of investment-grade debt publicly issued in the major domestic and euro bond markets, including sovereign, quasi-government, corporate, securitized, and collateralized securities, and excludes all securities denominated in U.S. dollars. You cannot invest directly in an index.

[6]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[7]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

6	Wells Fargo International Bond Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from November 1, 2015 to April 30, 2016.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 11-1-2015	Ending account value 4-30-2016	Expenses paid during the period¹	Net annualized expense ratio
Class A
Actual	$1,000.00	$1,081.46	$5.33	1.03%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.74	$5.17	1.03%
Class B
Actual	$1,000.00	$1,077.89	$9.20	1.78%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.01	$8.92	1.78%
Class C
Actual	$1,000.00	$1,077.58	$9.19	1.78%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.01	$8.92	1.78%
Class R6
Actual	$1,000.00	$1,084.03	$3.37	0.65%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.63	$3.27	0.65%
Administrator Class
Actual	$1,000.00	$1,082.40	$4.40	0.85%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.64	$4.27	0.85%
Institutional Class
Actual	$1,000.00	$1,083.09	$3.63	0.70%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.38	$3.52	0.70%

[1]	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—April 30, 2016 (unaudited)	Wells Fargo International Bond Fund	7

Security name	Interest rate	Maturity date	Principal	Value

Corporate Bonds and Notes: 2.91%

United States: 2.91%
Amazon.com Incorporated (Consumer Discretionary, Internet & Catalog Retail)	3.80%	12-5-2024	$3,800,000	$4,184,834
Arrow Electronics Incorporated (Information Technology, Electronic Equipment, Instruments & Components)	3.50	4-1-2022	5,775,000	5,769,225
AT&T Incorporated (Telecommunication Services, Diversified Telecommunication Services)	3.60	2-17-2023	3,625,000	3,785,265
Ford Motor Credit Company LLC (Consumer Discretionary, Automobiles)	2.46	3-27-2020	2,600,000	2,616,923
Goldman Sachs Group Incorporated (Financials, Capital Markets)	2.75	9-15-2020	3,000,000	3,044,703
JPMorgan Chase & Company (Financials, Banks)	3.30	4-1-2026	2,575,000	2,606,685
Kraft Foods Group Incorporated (Consumer Staples, Food Products)	3.50	6-6-2022	2,000,000	2,121,834

Total Corporate Bonds and Notes (Cost $23,639,138)				24,129,469

Foreign Corporate Bonds and Notes @: 14.40%

Australia: 0.43%
General Electric Capital Corporation (Financials, Diversified Financial Services, AUD)	6.00	3-15-2019	1,367,000	1,124,732
Transurban Finance Company Limited (Financials, Diversified Financial Services, EUR)	1.88	9-16-2024	2,090,000	2,439,803

				3,564,535

Austria: 0.14%
Sappi Papier Holding GmbH (Materials, Paper & Forest Products, EUR) 144A	4.00	4-1-2023	1,000,000	1,166,028

Bermuda: 0.34%
Bacardi Limited (Consumer Staples, Beverages, EUR)	2.75	7-3-2023	2,204,000	2,777,786

Brazil: 0.40%
BRF SA (Consumer Staples, Food Products, BRL) 144A	7.75	5-22-2018	13,137,000	3,342,262

France: 0.39%
Casino Guichard Perrachon SA (Consumer Staples, Food & Staples Retailing, EUR)	3.25	3-7-2024	2,700,000	3,189,205

Germany: 1.50%
HP Pelzer Holding GmbH (Consumer Discretionary, Auto Components, EUR)	7.50	7-15-2021	875,000	1,063,337
KfW (Financials, Banks, TRY)	5.00	1-16-2017	3,745,000	1,293,358
KfW (Financials, Banks, AUD)	5.00	3-19-2024	9,400,000	8,171,696
Landwirtschaftliche Rentenbank (Financials, Banks, ZAR)	8.25	5-23-2022	5,400,000	366,200
Rapid Holding GmbH (Energy, Energy Equipment & Services, EUR) 144A	6.63	11-15-2020	1,300,000	1,570,585

				12,465,176

Ireland: 0.91%
GE Capital UK Funding Company (Financials, Capital Markets, GBP)	5.13	5-24-2023	1,000,000	1,763,251
Ryanair Limited (Industrials, Airlines, EUR)	1.13	3-10-2023	5,080,000	5,804,140

				7,567,391

Luxembourg: 0.45%
Befesa Zinc Aser SA (Utilities, Water Utilities, EUR)	8.88	5-15-2018	2,925,000	3,349,272
European Investment Bank (Financials, Banks, ZAR)	9.00	3-31-2021	5,790,000	406,988

				3,756,260

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo International Bond Fund	Portfolio of investments—April 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Mexico: 0.11%
America Movil SAB de CV (Telecommunication Services, Wireless Telecommunication Services, MXN)	7.13%	12-9-2024	7,250,000	$407,281
Petroleos Mexicanos (Energy, Oil, Gas & Consumable Fuels, MXN) 144A	7.19	9-12-2024	9,532,000	487,878

				895,159

Netherlands: 0.28%
Schaeffler Finance BV (Financials, Diversified Financial Services, EUR)	3.50	5-15-2022	1,950,000	2,299,834

Norway: 1.04%
Kommunalbanken AS (Financials, Banks, AUD)	5.25	7-15-2024	9,000,000	7,882,979
Lock AS (Financials, Diversified Financial Services, EUR) 144A	7.00	8-15-2021	600,000	728,458

				8,611,437

Philippines: 0.94%
Asian Development Bank (Financials, Banks, AUD)	3.75	3-12-2025	9,731,000	7,830,953

Spain: 0.59%
Ence Energia Y Celulosa (Materials, Paper & Forest Products, EUR)	5.38	11-1-2022	1,200,000	1,445,447
Ephios Bondco plc (Health Care, Health Care Providers & Services, EUR) 144A	6.25	7-1-2022	1,200,000	1,459,802
Grupo Antolin Irausa SA (Consumer Discretionary, Auto Components, EUR) 144A	5.13	6-30-2022	500,000	608,079
PortAventura Entertainment Barcelona BV (Consumer Discretionary, Hotels, Restaurants & Leisure, EUR)	7.25	12-1-2020	1,150,000	1,376,024

				4,889,352

United Kingdom: 4.24%
AA Bond Company Limted (Financials, Diversified Financial Services, GBP)	5.50	7-31-2043	1,000,000	1,410,011
Alliance Automotive Finance plc (Financials, EUR) 144A	6.25	12-1-2021	1,300,000	1,594,194
Delphi Automotive plc (Consumer Discretionary, Auto Components, EUR)	1.50	3-10-2025	3,100,000	3,402,700
FirstGroup plc (Industrials, Road & Rail, GBP)	5.25	11-29-2022	1,300,000	2,088,023
GKN plc (Consumer Discretionary, Auto Components, GBP)	5.38	9-19-2022	2,000,000	3,238,466
Heathrow Funding Limited (Industrials, Transportation Infrastructure, EUR)	1.88	5-23-2022	561,000	677,556
Heathrow Funding Limited (Industrials, Transportation Infrastructure, GBP)	7.13	2-14-2024	1,900,000	3,488,412
Jaguar Land Rover plc (Consumer Discretionary, Automobiles, GBP)	5.00	2-15-2022	1,000,000	1,507,832
Lincoln Finance Limited (Financials, Diversified Financial Services, EUR) 144A	6.88	4-15-2021	500,000	613,318
Merlin Entertainments plc (Consumer Discretionary, Hotels, Restaurants & Leisure, EUR)	2.75	3-15-2022	1,100,000	1,250,109
New Look Secured Issuer plc (Consumer Discretionary, Textiles, Apparel & Luxury Goods, GBP) 144A	6.50	7-1-2022	1,600,000	2,267,706
TES Finance plc (Financials, Diversified Financial Services, GBP)	6.75	7-15-2020	1,750,000	2,164,001
Tesco plc (Consumer Staples, Food & Staples Retailing, GBP)	6.13	2-24-2022	2,400,000	3,883,907
Twinkle Pizza plc (Consumer Discretionary, Hotels, Restaurants & Leisure, GBP)	6.63	8-1-2021	1,450,000	2,148,385
Vodafone Group plc (Telecommunication Services, Wireless Telecommunication Services, EUR)	1.75	8-25-2023	1,250,000	1,482,142
Wagamama Finance plc (Financials, Diversified Financial Services, GBP)	7.88	2-1-2020	620,000	959,815
Wagamama Finance plc (Financials, Diversified Financial Services, GBP) 144A	7.88	2-1-2020	450,000	696,640
Worldpay Finance plc (Financials, Diversified Financial Services, EUR) 144A	3.75	11-15-2022	1,925,000	2,308,923

				35,182,140

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—April 30, 2016 (unaudited)	Wells Fargo International Bond Fund	9

Security name	Interest rate	Maturity date	Principal	Value

United States: 2.64%
Albemarle Corporation (Materials, Chemicals, EUR)	1.88%	12-8-2021	3,910,000	$4,471,743
Ball Corporation (Materials, Containers & Packaging, EUR)	4.38	12-15-2023	1,700,000	2,116,912
Fedex Corporation (Industrials, Air Freight & Logistics, EUR)	1.63	1-11-2027	1,450,000	1,641,067
Honeywell International Incorporated (Industrials, Aerospace & Defense, EUR)	1.30	2-22-2023	850,000	997,015
Morgan Stanley (Financials, Capital Markets, EUR)	1.75	1-30-2025	3,000,000	3,439,809
Priceline Group Incorporated (Consumer Discretionary, Internet & Catalog Retail, EUR)	2.38	9-23-2024	4,159,000	4,882,288
Thermo Fisher Scientific Incorporated (Health Care, Life Sciences Tools & Services, EUR)	2.15	7-21-2022	1,500,000	1,816,762
Verizon Communications Incorporated (Telecommunication Services, Diversified Telecommunication Services, EUR)	3.25	2-17-2026	1,864,000	2,491,740

				21,857,336

Total Foreign Corporate Bonds and Notes (Cost $127,907,283)				119,394,854

Foreign Government Bonds @: 66.99%
Australian Government Bond Series 138 (AUD)	3.25	4-21-2029	19,050,000	15,296,386
Australian Government Bond Series 146 (AUD)	1.75	11-21-2020	23,050,000	17,335,925
Bonos y Obligaciones del Estado (EUR)	1.40	1-31-2020	16,800,000	20,058,241
Bonos y Obligaciones del Estado 144A (EUR)	1.95	4-30-2026	9,875,000	11,662,029
Brazil (BRL)	10.00	1-1-2019	33,045,000	9,148,343
Brazil (BRL)	10.00	1-1-2025	65,740,000	16,863,848
Canada 144A (CAD)	2.90	6-15-2024	14,000,000	12,091,974
Colombia (COP)	7.00	5-4-2022	11,100,000,000	3,751,464
Hungary (HUF)	3.00	10-27-2027	450,000,000	1,618,658
Hungary (HUF)	5.50	6-24-2025	4,185,000,000	18,146,009
Indonesia (IDR)	7.88	4-15-2019	48,400,000,000	3,721,934
Indonesia (IDR)	8.38	3-15-2024	13,750,000,000	1,087,822
Korea (KRW)	3.00	9-10-2024	13,550,000,000	13,033,437
Korea (KRW)	3.13	3-10-2019	10,850,000,000	9,956,851
Malaysia (MYR)	3.66	10-15-2020	7,650,000	1,971,376
Malaysia (MYR)	3.96	9-15-2025	76,050,000	19,504,737
Malaysia (MYR)	4.50	4-15-2030	17,950,000	4,722,929
Mexico (MXN)	4.75	6-14-2018	577,000,000	33,753,057
Mexico (MXN)	5.75	3-5-2026	13,000,000	749,897
Mexico (MXN)	10.00	12-5-2024	39,450,000	2,955,245
New Zealand (NZD)	4.50	4-15-2027	45,700,000	36,800,040
Norway 144A¤ (NOK)	0.00	6-15-2016	164,745,000	20,446,602
Norway 144A¤ (NOK)	0.00	9-21-2016	161,600,000	20,034,057
Poland (PLN)	1.50	4-25-2020	5,000,000	1,283,468
Poland (PLN)	2.50	7-25-2026	129,000,000	32,077,181
Poland (PLN)	3.25	7-25-2025	7,000,000	1,882,139
Province of British Columbia (AUD)	4.25	11-27-2024	10,090,000	8,232,265
Province of Ontario (AUD)	6.25	9-29-2020	9,400,000	8,121,743
Queensland Treasury (AUD)	5.75	7-22-2024	13,500,000	12,456,386
Republic of Peru (PEN)	5.70	8-12-2024	5,000,000	1,507,902
Republic of Philippines (PHP)	3.90	11-26-2022	40,000,000	847,377
Republic of South Africa (ZAR)	7.75	2-28-2023	255,156,000	16,960,810

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo International Bond Fund	Portfolio of investments—April 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Foreign Government Bonds @ (continued)
Republic of South Africa (ZAR)	8.00%	12-21-2018	115,925,000	$8,105,812
Romania (RON)	5.75	4-29-2020	28,200,000	8,124,555
Singapore (SGD)	2.88	9-1-2030	14,600,000	11,518,785
Singapore (SGD)	3.00	9-1-2024	26,490,000	21,194,364
State of New South Wales Australia (AUD)	5.00	8-20-2024	13,800,000	12,378,631
Thailand (THB)	3.85	12-12-2025	731,025,000	24,689,244
Turkey (TRY)	9.00	3-8-2017	3,269,000	1,167,166
Turkey (TRY)	9.40	7-8-2020	1,500,000	544,139
United Kingdom Gilt (GBP)	2.00	9-7-2025	33,600,000	50,746,903
United Kingdom Gilt (GBP)	2.75	9-7-2024	18,375,000	29,460,807
United Kingdom Gilt (GBP)	4.75	12-7-2030	4,850,000	9,546,561

Total Foreign Government Bonds (Cost $560,525,304)				555,557,099

U.S. Treasury Securities: 9.34%
U.S. Treasury Bond	3.00	11-15-2045	$14,500,000	15,505,372
U.S. Treasury Note	1.38	10-31-2020	9,250,000	9,303,835
U.S. Treasury Note	1.88	11-30-2021	3,750,000	3,844,043
U.S. Treasury Note	2.00	8-15-2025	3,500,000	3,558,926
U.S. Treasury Note	2.13	12-31-2022	14,500,000	15,002,396
U.S. Treasury Note	2.25	11-15-2025	29,150,000	30,247,672

Total U.S. Treasury Securities (Cost $75,719,875)				77,462,244

Yankee Corporate Bonds and Notes: 1.98%

Cayman Islands: 0.15%
UPCB Finance IV Limited (Financials, Diversified Financial Services) 144A	5.38	1-15-2025	1,200,000	1,221,000

Netherlands: 1.17%
ABN AMRO Bank NV (Financials, Banks) 144A	2.45	6-4-2020	2,325,000	2,354,221
Fiat Chrysler Automobiles NV (Consumer Discretionary, Automobiles)	5.25	4-15-2023	2,150,000	2,174,274
Mubadala Development Company (Energy, Oil, Gas & Consumable Fuels)	5.50	4-20-2021	1,700,000	1,918,943
Myriad International Holdings BV (Consumer Discretionary, Media)	6.00	7-18-2020	2,950,000	3,218,332
				9,665,770

Switzerland: 0.29%
Credit Suisse Group Funding Limited (Financials, Diversified Financial Services)	3.80	9-15-2022	2,400,000	2,433,574

Turkey: 0.04%
Anadolu Efes (Consumer Staples, Beverages)	3.38	11-1-2022	425,000	376,389

United Kingdom: 0.33%
International Game Technology plc (Consumer Discretionary, Hotels, Restaurants & Leisure) 144A	6.25	2-15-2022	1,500,000	1,526,550
Jaguar Land Rover Automobiles plc (Consumer Discretionary, Automobiles) 144A	3.50	3-15-2020	1,200,000	1,200,000

				2,726,550

Total Yankee Corporate Bonds and Notes (Cost $15,849,449)				16,423,283

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—April 30, 2016 (unaudited)	Wells Fargo International Bond Fund	11

Security name	Yield	Shares	Value

Short-Term Investments: 1.76%

Investment Companies: 1.76%
Wells Fargo Cash Investment Money Market Fund Select Class (l)(u)	0.43%	14,570,503	$14,570,503

Total Short-Term Investments (Cost $14,570,503)			14,570,503

Total investments in securities (Cost $818,211,552) *	97.38%	807,537,452
Other assets and liabilities, net	2.62	21,731,796

Total net assets	100.00%	$829,269,248

@	Foreign bond principal is denominated in the local currency of the issuer.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

¤	The security is issued in zero coupon form with no periodic interest payments.

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $819,471,923 and unrealized gains (losses) consists of:

Gross unrealized gains	$21,255,536
Gross unrealized losses	(33,190,007)

Net unrealized losses	$(11,934,471)

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo International Bond Fund	Statement of assets and liabilities—April 30, 2016 (unaudited)

Assets
Investments
In unaffiliated securities, at value (cost $803,641,049)	$792,966,949
In affiliated securities, at value (cost $14,570,503)	14,570,503

Total investments, at value (cost $818,211,552)	807,537,452
Foreign currency, at value (cost $5,079,874)	5,221,449
Receivable for Fund shares sold	1,355,424
Receivable for interest	8,468,116
Unrealized gains on forward foreign currency contracts	28,167,396
Prepaid expenses and other assets	66,169

Total assets	850,816,006

Liabilities
Payable for investments purchased	4,527,210
Payable for Fund shares redeemed	4,500,821
Unrealized losses on forward foreign currency contracts	11,750,901
Management fee payable	343,455
Distribution fees payable	3,941
Administration fees payable	62,772
Accrued expenses and other liabilities	357,658

Total liabilities	21,546,758

Total net assets	$829,269,248

NET ASSETS CONSIST OF
Paid-in capital	$907,738,906
Overdistributed net investment income	(34,256,875)
Accumulated net realized losses on investments	(50,974,081)
Net unrealized gains on investments	6,761,298

Total net assets	$829,269,248

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$51,456,336
Shares outstanding – Class A1	4,912,515
Net asset value per share – Class A	$10.47
Maximum offering price per share – Class A2	$10.96
Net assets – Class B	$255,372
Shares outstanding – Class B1	24,638
Net asset value per share – Class B	$10.36
Net assets – Class C	$5,959,050
Shares outstanding – Class C1	580,439
Net asset value per share – Class C	$10.27
Net assets – Class R6	$11,187,680
Shares outstanding – Class R6[1]	1,059,380
Net asset value per share – Class R6	$10.56
Net assets – Administrator Class	$188,436,733
Shares outstanding – Administrator Class[1]	17,956,349
Net asset value per share – Administrator Class	$10.49
Net assets – Institutional Class	$571,974,077
Shares outstanding – Institutional Class[1]	54,251,636
Net asset value per share – Institutional Class	$10.54

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended April 30, 2016 (unaudited)	Wells Fargo International Bond Fund	13

Investment income
Interest (net of foreign interest withholding taxes of $72,634)	$17,455,146
Income from affiliated securities	28,096
Securities lending income, net	7,657

Total investment income	17,490,899

Expenses
Management fee	2,704,280
Administration fees
Class A	46,838
Class B	262
Class C	4,835
Class R6	2,343
Administrator Class	120,961
Institutional Class	238,709
Shareholder servicing fees
Class A	73,184
Class B	409
Class C	7,555
Administrator Class	301,870
Distribution fees
Class B	1,228
Class C	22,665
Custody and accounting fees	217,425
Professional fees	27,295
Registration fees	54,267
Shareholder report expenses	69,855
Trustees’ fees and expenses	10,867
Other fees and expenses	7,761

Total expenses	3,912,609
Less: Fee waivers and/or expense reimbursements	(386,744)

Net expenses	3,525,865

Net investment income	13,965,034

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	(60,487,200)
Forward foreign currency contract transactions	3,715,182

Net realized losses on investments	(56,772,018)

Net change in unrealized gains (losses) on:
Unaffiliated securities	84,619,587
Forward foreign currency contract transactions	23,516,957

Net change in unrealized gains (losses) on investments	108,136,544

Net realized and unrealized gains (losses) on investments	51,364,526

Net increase in net assets resulting from operations	$65,329,560

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo International Bond Fund	Statement of changes in net assets

	Six months ended April 30, 2016 (unaudited)		Year ended October 31, 2015

Operations
Net investment income		$13,965,034		$39,938,003
Net realized losses on investments		(56,772,018)		(103,876,702)
Net change in unrealized gains (losses) on investments		108,136,544		(56,804,032)

Net increase (decrease) in net assets resulting from operations		65,329,560		(120,742,731)

Distributions to shareholders from
Net investment income
Class A		0		(423,572)
Class R6		0		(48,140)
Administrator Class		0		(1,661,619)
Institutional Class		0		(4,268,266)
Net realized gains
Class A		(400,990)		(287,937)
Class B		(2,261)		(2,272)
Class C		(38,344)		(31,156)
Class R6		(83,111)		(18,411)
Administrator Class		(1,513,668)		(1,004,296)
Institutional Class		(3,929,124)		(2,298,056)

Total distributions to shareholders		(5,967,498)		(10,043,725)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	593,508	5,914,917	4,376,785	44,490,295
Class B	0	0	2	19
Class C	7,732	74,636	29,172	297,439
Class R6	668,486	6,454,113	1,089,162	11,067,245
Administrator Class	3,143,615	30,627,128	7,459,622	76,084,803
Institutional Class	10,956,359	109,076,509	21,605,888	222,681,252

		152,147,303		354,621,053

Reinvestment of distributions
Class A	41,796	395,809	66,631	705,372
Class B	202	1,896	185	1,968
Class C	3,463	32,237	2,403	25,233
Class R6	8,721	83,111	6,273	66,551
Administrator Class	158,255	1,500,258	250,106	2,645,484
Institutional Class	345,507	3,289,229	440,841	4,675,573

		5,302,540		8,120,181

Payment for shares redeemed
Class A	(3,909,816)	(37,715,791)	(5,719,183)	(57,542,516)
Class B	(17,208)	(167,704)	(41,312)	(422,819)
Class C	(150,371)	(1,433,244)	(395,376)	(3,980,181)
Class R6	(959,822)	(9,835,222)	(279,791)	(2,789,621)
Administrator Class	(12,721,667)	(126,118,833)	(13,481,584)	(136,684,425)
Institutional Class	(27,556,711)	(269,261,898)	(28,068,413)	(285,845,548)

		(444,532,692)		(487,265,110)

Net decrease in net assets resulting from capital share transactions		(287,082,849)		(124,523,876)

Total decrease in net assets		(227,720,787)		(255,310,332)

Net assets
Beginning of period		1,056,990,035		1,312,300,367

End of period		$829,269,248		$1,056,990,035

Overdistributed net investment income		$(34,256,875)		$(48,221,909)

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo International Bond Fund	15

(For a share outstanding throughout each period)

	Six months ended April 30, 2016 (unaudited)	Year ended October 31
CLASS A		2015	2014	2013	2012	2011
Net asset value, beginning of period	$9.74	$10.84	$11.32	$11.83	$11.85	$12.23
Net investment income	0.13 [1]	0.31 [1]	0.37 [1]	0.36 [1]	0.33 [1]	0.39 [1]
Net realized and unrealized gains (losses) on investments	0.66	(1.33)	(0.34)	(0.73)	0.08	(0.18)

Total from investment operations	0.79	(1.02)	0.03	(0.37)	0.41	0.21
Distributions to shareholders from
Net investment income	0.00	(0.05)	(0.12)	(0.02)	(0.29)	(0.51)
Net realized gains	(0.06)	(0.03)	(0.39)	(0.12)	(0.14)	(0.08)

Total distributions to shareholders	(0.06)	(0.08)	(0.51)	(0.14)	(0.43)	(0.59)
Net asset value, end of period	$10.47	$9.74	$10.84	$11.32	$11.83	$11.85
Total return[2]	8.15%	(9.50)%	0.26%	(3.18)%	3.66%	1.93%
Ratios to average net assets (annualized)
Gross expenses	1.08%	1.06%	1.05%	1.05%	1.04%	1.02%
Net expenses	1.03%	1.03%	1.03%	1.03%	1.03%	1.02%
Net investment income	2.78%	3.07%	3.29%	2.93%	2.88%	3.26%
Supplemental data
Portfolio turnover rate	49%	136%	103%	129%	79%	88%
Net assets, end of period (000s omitted)	$51,456	$79,727	$102,624	$113,846	$139,600	$286,577

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo International Bond Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended April 30, 2016 (unaudited)	Year ended October 31
CLASS B		2015	2014	2013	2012	2011
Net asset value, beginning of period	$9.67	$10.81	$11.27	$11.85	$11.88	$12.25
Net investment income	0.10 [1]	0.24 [1]	0.29 [1]	0.27 [1]	0.24 [1]	0.31 [1]
Net realized and unrealized gains (losses) on investments	0.65	(1.35)	(0.34)	(0.73)	0.09	(0.19)

Total from investment operations	0.75	(1.11)	(0.05)	(0.46)	0.33	0.12
Distributions to shareholders from
Net investment income	0.00	0.00	(0.02)	0.00	(0.22)	(0.41)
Net realized gains	(0.06)	(0.03)	(0.39)	(0.12)	(0.14)	(0.08)

Total distributions to shareholders	(0.06)	(0.03)	(0.41)	(0.12)	(0.36)	(0.49)
Net asset value, end of period	$10.36	$9.67	$10.81	$11.27	$11.85	$11.88
Total return[2]	7.79%	(10.29)%	(0.44)%	(3.90)%	2.90%	1.15%
Ratios to average net assets (annualized)
Gross expenses	1.83%	1.80%	1.78%	1.80%	1.79%	1.77%
Net expenses	1.78%	1.77%	1.77%	1.78%	1.78%	1.77%
Net investment income	2.03%	2.33%	2.57%	2.13%	2.12%	2.53%
Supplemental data
Portfolio turnover rate	49%	136%	103%	129%	79%	88%
Net assets, end of period (000s omitted)	$255	$403	$895	$1,998	$4,008	$6,925

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo International Bond Fund	17

(For a share outstanding throughout each period)

	Six months ended April 30, 2016 (unaudited)	Year ended October 31
CLASS C		2015	2014	2013	2012	2011
Net asset value, beginning of period	$9.58	$10.70	$11.19	$11.76	$11.81	$12.20
Net investment income	0.10 [1]	0.23 [1]	0.28 [1]	0.26 [1]	0.24 [1]	0.31 [1]
Net realized and unrealized gains (losses) on investments	0.65	(1.32)	(0.34)	(0.71)	0.08	(0.19)

Total from investment operations	0.75	(1.09)	(0.06)	(0.45)	0.32	0.12
Distributions to shareholders from
Net investment income	0.00	0.00	(0.04)	(0.00)[2]	(0.23)	(0.43)
Net realized gains	(0.06)	(0.03)	(0.39)	(0.12)	(0.14)	(0.08)

Total distributions to shareholders	(0.06)	(0.03)	(0.43)	(0.12)	(0.37)	(0.51)
Net asset value, end of period	$10.27	$9.58	$10.70	$11.19	$11.76	$11.81
Total return[3]	7.76%	(10.21)%	(0.52)%	(3.84)%	2.86%	1.11%
Ratios to average net assets (annualized)
Gross expenses	1.83%	1.81%	1.80%	1.80%	1.79%	1.77%
Net expenses	1.78%	1.78%	1.78%	1.78%	1.78%	1.77%
Net investment income	2.02%	2.33%	2.54%	2.15%	2.12%	2.50%
Supplemental data
Portfolio turnover rate	49%	136%	103%	129%	79%	88%
Net assets, end of period (000s omitted)	$5,959	$6,895	$11,597	$16,097	$23,448	$27,861

[1]	Calculated based upon average shares outstanding

[2]	Amount is less than $0.005 per share.

[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo International Bond Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended April 30, 2016 (unaudited)	Year ended October 31
CLASS R6		2015	2014	2013[1]
Net asset value, beginning of period	$9.80	$10.88	$11.36	$11.80
Net investment income	0.15 [2]	0.35 [2]	0.42 [2]	0.39 [2]
Net realized and unrealized gains (losses) on investments	0.67	(1.34)	(0.35)	(0.69)

Total from investment operations	0.82	(0.99)	0.07	(0.30)
Distributions to shareholders from
Net investment income	0.00	(0.06)	(0.16)	(0.02)
Net realized gains	(0.06)	(0.03)	(0.39)	(0.12)

Total distributions to shareholders	(0.06)	(0.09)	(0.55)	(0.14)
Net asset value, end of period	$10.56	$9.80	$10.88	$11.36
Total return[3]	8.40%	(9.18)%	0.60%	(2.52)%
Ratios to average net assets (annualized)
Gross expenses	0.70%	0.68%	0.67%	0.68%
Net expenses	0.65%	0.65%	0.65%	0.65%
Net investment income	3.13%	3.46%	3.64%	3.70%
Supplemental data
Portfolio turnover rate	49%	136%	103%	129%
Net assets, end of period (000s omitted)	$11,188	$13,152	$5,729	$2,433

[1]	For the period from November 30, 2012 (commencement of class operations) to October 31, 2013

[2]	Calculated based upon average shares outstanding

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo International Bond Fund	19

(For a share outstanding throughout each period)

	Six months ended April 30, 2016 (unaudited)	Year ended October 31
ADMINISTRATOR CLASS		2015	2014	2013	2012	2011
Net asset value, beginning of period	$9.75	$10.84	$11.32	$11.81	$11.83	$12.23
Net investment income	0.14 [1]	0.33 [1]	0.39 [1]	0.36 [1]	0.35 [1]	0.38 [1]
Net realized and unrealized gains (losses) on investments	0.66	(1.34)	(0.34)	(0.71)	0.08	(0.16)

Total from investment operations	0.80	(1.01)	0.05	(0.35)	0.43	0.22
Distributions to shareholders from
Net investment income	0.00	(0.05)	(0.14)	(0.02)	(0.31)	(0.54)
Net realized gains	(0.06)	(0.03)	(0.39)	(0.12)	(0.14)	(0.08)

Total distributions to shareholders	(0.06)	(0.08)	(0.53)	(0.14)	(0.45)	(0.62)
Net asset value, end of period	$10.49	$9.75	$10.84	$11.32	$11.81	$11.83
Total return[2]	8.24%	(9.36)%	0.43%	(2.98)%	3.89%	2.03%
Ratios to average net assets (annualized)
Gross expenses	1.02%	0.99%	0.99%	0.99%	0.97%	0.95%
Net expenses	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%
Net investment income	2.95%	3.26%	3.47%	3.15%	3.04%	3.21%
Supplemental data
Portfolio turnover rate	49%	136%	103%	129%	79%	88%
Net assets, end of period (000s omitted)	$188,437	$266,849	$359,383	$334,778	$294,330	$170,836

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo International Bond Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended April 30, 2016 (unaudited)	Year ended October 31
INSTITUTIONAL CLASS		2015	2014	2013	2012	2011
Net asset value, beginning of period	$9.79	$10.87	$11.35	$11.82	$11.84	$12.23
Net investment income	0.15 [1]	0.35 [1]	0.41 [1]	0.37	0.36	0.44
Net realized and unrealized gains (losses) on investments	0.66	(1.34)	(0.35)	(0.70)	0.09	(0.20)

Total from investment operations	0.81	(0.99)	0.06	(0.33)	0.45	0.24
Distributions to shareholders from
Net investment income	0.00	(0.06)	(0.15)	(0.02)	(0.33)	(0.55)
Net realized gains	(0.06)	(0.03)	(0.39)	(0.12)	(0.14)	(0.08)

Total distributions to shareholders	(0.06)	(0.09)	(0.54)	(0.14)	(0.47)	(0.63)
Net asset value, end of period	$10.54	$9.79	$10.87	$11.35	$11.82	$11.84
Total return[2]	8.31%	(9.20)%	0.55%	(2.78)%	3.99%	2.19%
Ratios to average net assets (annualized)
Gross expenses	0.75%	0.73%	0.72%	0.72%	0.71%	0.69%
Net expenses	0.70%	0.70%	0.70%	0.70%	0.71%	0.69%
Net investment income	3.11%	3.41%	3.62%	3.26%	3.19%	3.60%
Supplemental data
Portfolio turnover rate	49%	136%	103%	129%	79%	88%
Net assets, end of period (000s omitted)	$571,974	$689,964	$832,072	$1,115,163	$1,270,164	$1,228,793

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo International Bond Fund	21

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo International Bond Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although a Fund may deviate from this calculation time under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

22	Wells Fargo International Bond Fund	Notes to financial statements (unaudited)

Forward foreign currency contracts

The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contract transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statement of Operations.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Notes to financial statements (unaudited)	Wells Fargo International Bond Fund	23

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of October 31, 2015, the Fund had qualified late-year ordinary losses of $47,186,120 which was recognized on the first day of the current fiscal year.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of April 30, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Corporate bonds and notes	$0	$24,129,469	$0	$24,129,469

Foreign corporate bonds and notes	0	119,394,854	0	119,394,854

Foreign government bonds	0	555,557,099	0	555,557,099

U.S. Treasury securities	77,462,244	0	0	77,462,244

Yankee corporate bonds and notes	0	16,423,283	0	16,423,283

Short-term investments
Investment companies	14,570,503	0	0	14,570,503
	92,032,747	715,504,705	0	807,537,452

Forward foreign currency contracts	0	28,167,396	0	28,167,396
Total assets	$92,032,747	$743,672,101	$0	$835,704,848
Liabilities

Forward foreign currency contracts	$0	$11,750,901	$0	$11,750,901
Total liabilities	$0	$11,750,901	$0	$11,750,901

24	Wells Fargo International Bond Fund	Notes to financial statements (unaudited)

Forward foreign currency contracts are reported at their unrealized gains (losses) at measurement date, which represents the change in the contract’s value from trade date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At April 30, 2016, the Fund did not have any transfers into/out of Level 1, Level 2 or Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo, is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the applicable subadviser, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.60% and declining to 0.48% as the average daily net assets of the Fund increase.

For the six months ended April 30, 2016, the management fee was equivalent to an annual rate of 0.59% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. First International Advisors, LLC, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.35% and declining to 0.20% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Class A, Class B, Class C	0.16%
Class R6	0.03
Administrator Class	0.10
Institutional Class	0.08

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through February 28, 2017 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.03% for Class A shares, 1.78% for Class B shares, 1.78% for Class C shares, 0.65% for Class R6 shares, 0.85% for Administrator Class shares, and 0.70% for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fees

The Trust has adopted a distribution plan for Class B and Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares.

Notes to financial statements (unaudited)	Wells Fargo International Bond Fund	25

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class B and Class C shares. For the six months ended April 30, 2016, Funds Distributor received $356 from the sale of Class A shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the six months ended April 30, 2016 were as follows:

Purchases at cost		Sales proceeds
U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
$126,183,552	$310,850,500	$134,478,770	$555,871,110

6. DERIVATIVE TRANSACTIONS

During the six months ended April 30, 2016, the Fund entered into forward foreign currency contracts for economic hedging purposes.

At April 30, 2016, the Fund had forward foreign currency contracts outstanding as follows:

Forward foreign currency contracts to buy:

Exchange date	Counterparty	Contracts to receive		U.S. value at April 30, 2016	In exchange for U.S. $	Unrealized gains
5-9-2016	State Street Bank	500,000,000	HUF	$1,835,092	$1,833,539	$1,553
5-11-2016	State Street Bank	15,850,000	THB	453,706	444,264	9,442
5-11-2016	State Street Bank	10,500,000,000	IDR	795,334	772,059	23,275
5-11-2016	State Street Bank	49,125,000	THB	1,406,203	1,381,857	24,346
5-11-2016	State Street Bank	5,000,000	MYR	1,279,204	1,191,753	87,451
5-12-2016	State Street Bank	2,870,000,000	JPY	26,976,901	25,415,346	1,561,555
5-12-2016	State Street Bank	20,100,000,000	JPY	188,932,300	174,812,251	14,120,049
5-12-2016	State Street Bank	2,500,000,000	JPY	23,499,042	21,816,665	1,682,377
5-16-2016	State Street Bank	3,975,000	RON	1,016,064	1,015,040	1,024
6-13-2016	State Street Bank	1,000,000	GBP	1,461,302	1,439,509	21,793
6-13-2016	State Street Bank	800,000	GBP	1,169,042	1,146,408	22,634
6-14-2016	State Street Bank	6,000,000	NZD	4,180,167	4,103,964	76,203
6-16-2016	State Street Bank	27,5325,000	EUR	315,677,089	306,851,915	8,825,174
6-16-2016	State Street Bank	5,000,000	EUR	5,732,808	5,716,560	16,248
6-17-2016	State Street Bank	3,000,000	AUD	2,276,826	2,230,959	45,867
7-29-2016	State Street Bank	28,600,000	CAD	22,794,475	22,794,021	454

Exchange date	Counterparty	Contracts to receive		U.S. value at April 30, 2016	In exchange for		U.S. value at April 30, 2016	Unrealized gains
7-22-2016	State Street Bank	10,600,000,000	JPY	$99,848,250	85,549,413	EUR	$98,200,299	$1,647,951

26	Wells Fargo International Bond Fund	Notes to financial statements (unaudited)

Forward foreign currency contracts to sell:

Exchange date	Counterparty	Contracts to deliver		U.S. value at April 30, 2016	In exchange for U.S. $	Unrealized losses
5-2-2016	State Street Bank	18,250,000	CAD	$13,551,564	$13,551,564	$0
5-9-2016	State Street Bank	500,000,000	HUF	1,835,091	1,800,926	(34,165)
5-11-2016	State Street Bank	10,500,000,000	IDR	795,334	754,094	(41,240)
5-11-2016	State Street Bank	5,000,000	MYR	1,279,204	1,179,663	(99,541)
5-11-2016	State Street Bank	64,975,000	THB	1,859,909	1,852,459	(7,450)
5-12-2016	State Street Bank	4,140,000,000	JPY	38,914,414	38,321,269	(593,145)
5-12-2016	State Street Bank	1,835,000,000	JPY	17,248,297	16,359,404	(888,893)
5-12-2016	State Street Bank	225,200,000	THB	6,446,193	6,351,176	(95,017)
5-12-2016	State Street Bank	975,000,000	JPY	9,164,627	8,646,008	(518,619)
5-12-2016	State Street Bank	206,875,000	THB	5,921,653	5,771,538	(150,115)
5-12-2016	State Street Bank	925,000,000	JPY	8,694,646	8,268,230	(426,416)
5-12-2016	State Street Bank	193,000,000	THB	5,524,491	5,394,648	(129,843)
5-12-2016	State Street Bank	185,000,000	THB	5,295,496	5,183,089	(112,407)
5-12-2016	State Street Bank	225,000,000	JPY	2,114,914	1,981,956	(132,958)
5-12-2016	State Street Bank	265,000,000	JPY	2,490,898	2,358,950	(131,948)
5-12-2016	State Street Bank	350,000,000	JPY	3,289,866	3,085,331	(204,535)
5-16-2016	State Street Bank	3,975,000	RON	1,016,064	1,004,168	(11,896)
6-13-2016	State Street Bank	60,850,000	GBP	88,920,224	86,588,333	(2,331,891)
6-13-2016	State Street Bank	5,486,053	GBP	8,016,779	7,945,000	(71,779)
6-14-2016	State Street Bank	60,000,000	NZD	41,801,670	39,841,140	(1,960,530)
6-16-2016	State Street Bank	4,800,000	EUR	5,503,496	5,484,792	(18,704)
6-16-2016	State Street Bank	26,000,000	EUR	29,810,603	29,421,002	(389,601)
6-16-2016	State Street Bank	8,600,000	EUR	9,860,430	9,796,269	(64,161)
6-16-2016	State Street Bank	13,650,000	EUR	15,650,567	15,482,826	(167,741)
6-16-2016	State Street Bank	1,750,000	EUR	2,006,483	1,945,568	(60,915)
6-17-2016	State Street Bank	90,000,000	MYR	22,961,022	21,658,565	(1,302,457)
6-17-2016	State Street Bank	107,450,000	AUD	81,548,324	79,880,694	(1,667,630)
7-15-2016	State Street Bank	8,250,000,000	KRW	7,232,357	7,189,167	(43,190)
7-15-2016	State Street Bank	44,700,000	SGD	33,189,290	33,095,176	(94,114)

The Fund had average contract amounts of $156,763,006 and $538,578,318 in forward foreign currency contracts to buy and forward foreign currency contracts to sell, respectively, during the six months ended April 30, 2016.

The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the appropriate financial statements.

For certain types of derivative transactions, the Fund has entered into International Swaps and Derivatives Association, Inc. master agreements (“ISDA Master Agreements”) or similar agreements with approved counterparties. The ISDA Master Agreements or similar agreements may have requirements to deliver/deposit securities or cash to/with an exchange or broker-dealer as collateral and allows the Fund to offset, with each counterparty, certain derivative financial instrument’s assets and/or liabilities with collateral held or pledged. Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under ISDA Master Agreements or similar agreements, if any, are reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, are noted in the Portfolio of Investments. With respect to balance sheet offsetting, absent an event of default by the counterparty or a termination of the agreement, the reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities are not offset across

Notes to financial statements (unaudited)	Wells Fargo International Bond Fund	27

transactions between the Fund and the applicable counterparty. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by derivative type, including any collateral exposure, is as follows:

Derivative type	Counterparty	Gross amounts of assets in the Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral received	Net amount of assets
Forward foreign currency contracts	State Street Bank	$28,167,396*	$(11,750,901)	$0	$16,416,495
*	Amount represents net unrealized gains.

Derivative type	Counterparty	Gross amounts of liabilities in the Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral received	Net amount of liabilities
Forward foreign currency contracts	State Street Bank	$11,750,901*	$(11,750,901)	$0	$0
*	Amount represents net unrealized losses.

7. BANK BORROWINGS

The Trust (excluding the money market funds and certain other fund) and Wells Fargo Variable Trust are parties to a $200,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.20% of the unused balance is allocated to each participating fund.

For the six months ended April 30, 2016, there were no borrowings by the Fund under the agreement.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

28	Wells Fargo International Bond Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo International Bond Fund	29

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 141 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief financial officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he lead a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Mr. Ebsworth is a CFA® charterholder and an Adjunct Lecturer, Finance, at Babson College.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is Chair of Taproot Foundation (non-profit organization), a Board Member of Ruth Bancroft Garden (non-profit organization) and an inactive chartered financial analyst.	Asset Allocation Trust
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

30	Wells Fargo International Bond Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Michael Whitaker (Born 1967)	Chief Compliance Officer, since 2016*	Executive Vice President of Wells Fargo Funds Management, LLC since 2016. Chief Compliance Officer of Fidelity’s Fixed Income Funds and Asset Allocation Funds from 2008 to 2016, Compliance Officer of FMR Co., Inc. from 2014 to 2016, Fidelity Investments Money Management, Inc. from 2014 to 2016, Fidelity Investments from 2007 to 2016.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007**	Executive Vice President of Wells Fargo Funds Management, LLC since 2014, Senior Vice President and Chief Compliance Officer from 2007 to 2014.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 72 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 69 funds and Assistant Treasurer of 72 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

*	Michael Whitaker became Chief Compliance Officer effective May 16, 2016.

**	Debra Ann Early was the Chief Compliance Officer until May 15, 2016.

List of abbreviations	Wells Fargo International Bond Fund	31

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Colombian peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

This page is intentionally left blank.

For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2016 Wells Fargo Funds Management, LLC. All rights reserved.

242226 06-16 SA235/SAR235 04-16

Semi-Annual Report

April 30, 2016

Wells Fargo Strategic Income Fund

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Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of April 30, 2016, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Strategic Income Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Funds

The combination of U.S. moderate economic growth and low inflation allowed the Fed to raise its key rate by 0.25% in December 2015.

Across global markets, generally accommodative central banks and continued low inflation supported the returns of most major fixed-income asset classes, including sovereign bonds and investment-grade corporate bonds.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Strategic Income Fund for the six-month period that ended April 30, 2016. The reporting period was marked by moderate to disappointing economic growth and continued low interest rates around the globe. Even though the U.S. Federal Reserve (Fed) raised its key rate in December 2015, other major central banks continued or increased their quantitative easing programs.

Even though the Fed modestly tightened its monetary policy, other central banks continued to ease.

The U.S. delivered annualized real gross domestic product (GDP) growth of 1.4% in the fourth quarter of 2015. Reported inflation, as measured by the Core Personal Consumption Expenditures Price Index,1 remained well below the Fed’s target of 2.0%. The combination of U.S. moderate economic growth and low inflation allowed the Fed to raise its key rate by 0.25% in December 2015.

Given that GDP growth slowed in late 2015, investors initially worried that the Fed had moved too quickly, leading to fears of a central-bank-induced recession. However, the Fed remained on hold after its March 2016 meeting, and its guidance led investors to believe that the path of future rate increases would be gradual.

In contrast, the European Central Bank (ECB) showed no signs of raising rates in the near future, as the European Union continued to grapple with an elevated—albeit improving—unemployment rate and credit problems in Greece and Italy. The ECB maintained a variety of measures aimed at encouraging lending, including making funds available to banks at low interest rates and purchasing government bonds, mortgage notes, and eventually corporate bonds. In mid-2014, the ECB introduced negative interest rates on bank deposits held at the central bank and pushed its key rate further into negative territory through early 2016.

In Japan, the Bank of Japan (BOJ) likewise imposed a negative interest rate on surplus bank reserves in early 2016. The BOJ also continued to purchase shares and bonds in an attempt to support the asset markets.

Global bond markets benefited from low inflation and central-bank easing.

Across global markets, generally accommodative central banks and continued low inflation supported the returns of most major fixed-income asset classes, including sovereign bonds and investment-grade corporate bonds. Emerging markets debt also posted gains for the period, supported in part by actions of the People’s Bank of China to increase bank lending and support China’s currency. Non-U.S. bonds outperformed domestic issues as the ECB and the BOJ remained far more accommodative than the Fed. The Barclays Global Aggregate Bond Index,2 a broad measure of the international debt market, posted a 6.09% return for the reporting period compared with an 8.72% return for the Barclays Global Aggregate ex U.S. Dollar Bond Index.3

[1]	The Core Personal Consumption Expenditures (PCE) Price Index is defined as personal consumption expenditures prices excluding food and energy prices. The core PCE price index measures the prices paid by consumers for goods and services without the volatility caused by movements in food and energy prices to reveal underlying inflation trends. Food prices consist of those included in the PCE category of “food and beverages purchased for off-premises consumption.” Prices included in the PCE category “food services and accommodations” are not included in the “food” price index because these services prices tend to be far less volatile than those for food commodities such as meats, fresh vegetables and fruits. Energy prices consist of those included in the PCE categories of “gasoline and other energy goods” and of “electricity and gas” utilities. All PCE prices appear in National Income and Product Accounts Table 2.4.4. Price Indexes for Personal Consumption Expenditures by Type of Product. A table showing the composition of PCE food and energy is shown in “Composition of PCE food and energy”. You cannot invest directly in an index.

[2]	The Barclays Global Aggregate Bond Index measures global investment-grade debt from 24 local currency markets. This multicurrency benchmark includes Treasury, government-related, corporate, and securitized fixed-rate bonds from both developed and emerging markets issuers. You cannot invest directly in an index.

[3]	The Barclays Global Aggregate ex U.S. Dollar Bond Index tracks an international basket of government, corporate, agency, and mortgage-related bonds. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Strategic Income Fund	3

Among risk assets, the energy- and commodity-related subindustries of the high-yield bond universe again provided the main sour note as persistent low prices for oil, natural gas, and industrial metals such as copper put pressure on highly leveraged energy and metals and mining companies. High-yield bonds, nonetheless, benefited from worldwide low interest rates (which made high-yielding bonds even more attractive) and moderate default rates outside of the energy complex. The BofA Merrill Lynch High Yield Master II Index4 ended the six-month period with a return of 2.25%.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds and other investments spanning a wide range of asset classes and investment styles.

Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Funds

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

[4]	The BofA Merrill Lynch High Yield Master II Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index.

4	Wells Fargo Strategic Income Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks total return, consisting of a high level of current income and capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadvisers

First International Advisors, LLC

Wells Capital Management Incorporated

Portfolio managers

Ashok Bhatia, CFA®

David Germany, Ph.D.

Niklas Nordenfelt, CFA®

Tony Norris

Margaret D. Patel

Alex Perrin

Thomas M. Price, CFA®

Scott M. Smith, CFA®

Noah Wise, CFA®

Average annual total returns (%) as of April 30, 2016

		Including sales charge		Excluding sales charge		Expense ratios[1] (%)
	Inception date	1 year	Since inception	1 year	Since inception	Gross	Net[2]
Class A (WSIAX)	1-31-2013	(6.86)	(1.48)	(3.03)	(0.22)	1.54	0.91
Class C (WSICX)	1-31-2013	(4.69)	(0.95)	(3.73)	(0.95)	2.29	1.66
Administrator Class (WSIDX)	1-31-2013	–	–	(2.85)	(0.03)	1.48	0.76
Institutional Class (WSINX)	1-31-2013	–	–	(2.72)	0.10	1.21	0.61
Barclays U.S. Universal Bond Index[3]	–	–	–	2.57	2.72	–	–
BofA Merrill Lynch 3 Month U.S. Dollar LIBOR Constant Maturity Index[4]	–	–	–	0.35	0.29	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 4.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest-rate changes and their impact on the Fund and its share price can be sudden and unpredictable. High-yield securities have a greater risk of default and tend to be more volatile than higher-rated debt securities. Loans are subject to risks similar to those associated with other below-investment-grade bond investments, such as credit risk (for example, risk of issuer default), below-investment-grade bond risk (for example, risk of greater volatility in value), and risk that the loan may become illiquid or difficult to price. Foreign investments are especially volatile and can rise or fall dramatically due to differences in the political and economic conditions of the host country. These risks are generally intensified in emerging markets. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to mortgage- and asset-backed securities risk, regulatory risk, and geographic risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Strategic Income Fund	5

Ten largest holdings (%) as of April 30, 2016[5]
Indonesia, 7.88%, 4-15-2019	2.54
Mexico, 4.75%, 6-14-2018	2.28
Dominos Pizza Master Issuer LLC Series 2012-1A Class A2, 5.22%, 1-25-2042	2.07
Poland, 4.00%, 10-25-2023	2.02
ACAS CLO Limited Trust Series 2015-1A Class B, 2.73%, 4-18-2027	1.99
Brazil, 10.00%, 1-1-2019	1.92
321 Henderson Receivables LLC Series 2015-2A Class A, 3.87%, 3-15-2058	1.82
Citi Held For Asset Issuance Trust Series 2015-PM3 Class B, 4.31%, 5-16-2022	1.74
JPMBB Commercial Mortgage Securities Trust Series 2014-C19 Class D, 4.83%, 4-15-2047	1.63
Malaysia, 3.80%, 9-30-2022	1.57

Portfolio allocation as of April 30, 2016[6]

[1]	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.01% in acquired fund fees and expenses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include acquired fund fees and expenses.

[2]	The manager has contractually committed through February 28, 2017, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Operating Expenses After Fee Waiver at 0.90% for Class A, 1.65% for Class C, 0.75% for Administrator Class, and 0.60% for Institutional Class. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

[3]	The Barclays U.S. Universal Bond Index is an unmanaged market-value-weighted performance benchmark for the U.S. dollar–denominated bond market, which includes investment-grade, high-yield, and emerging markets debt securities with maturities of one year or more. You cannot invest directly in an index.

[4]	The BofA Merrill Lynch 3 Month U.S. Dollar LIBOR Constant Maturity Index is based on the assumed purchase of a synthetic instrument having 3 months to maturity and with a coupon equal to the closing quote for 3-Month LIBOR. That issue is sold the following day (priced at a yield equal to the current day closing 3-Month LIBOR rate) and is rolled into a new 3-Month instrument. The index, therefore, will always have a constant maturity equal to exactly 3 months. You cannot invest directly in an index.

[5]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[6]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

6	Wells Fargo Strategic Income Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from November 1, 2015 to April 30, 2016.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 11-1-2015	Ending account value 4-30-2016	Expenses paid during the period¹	Net annualized expense ratio
Class A
Actual	$1,000.00	$1,005.82	$4.49	0.90%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.39	$4.52	0.90%
Class C
Actual	$1,000.00	$1,002.91	$8.22	1.65%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.66	$8.27	1.65%
Administrator Class
Actual	$1,000.00	$1,007.54	$3.74	0.75%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.13	$3.77	0.75%
Institutional Class
Actual	$1,000.00	$1,007.93	$3.00	0.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.88	$3.02	0.60%

[1]	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—April 30, 2016 (unaudited)	Wells Fargo Strategic Income Fund	7

Security name	Interest rate	Maturity date	Principal	Value

Asset-Backed Securities: 7.12%
AmeriCredit Automobile Receivables Trust Series 2015-4 Class D	3.72%	12-8-2021	$300,000	$307,866
Avis Budget Rental Car Funding LLC Series 2012-3A Class B 144A	3.04	3-20-2019	250,000	250,113
CLI Funding LLC Trust Series 2014-1A Class A 144A	3.29	6-18-2029	404,123	379,455
Dell Equipment Finance Trust Series 2014-1 Class D 144A	2.68	6-22-2020	300,000	299,172
Dominos Pizza Master Issuer LLC Series 2012-1A Class A2 144A	5.22	1-25-2042	492,754	507,685

Total Asset-Backed Securities (Cost $1,732,526)				1,744,291

Corporate Bonds and Notes: 37.94%

Consumer Discretionary: 8.73%

Automobiles: 1.08%
Ford Motor Company	7.45	7-16-2031	200,000	265,238

Hotels, Restaurants & Leisure: 2.43%
CCM Merger Incorporated 144A	9.13	5-1-2019	70,000	72,975
Greektown Holdings LLC 144A	8.88	3-15-2019	200,000	207,000
Hilton Worldwide Finance LLC	5.63	10-15-2021	180,000	187,479
NCL Corporation Limited 144A	5.25	11-15-2019	125,000	128,438

				595,892

Household Durables: 1.41%
DR Horton Incorporated	4.75	5-15-2017	175,000	179,813
Pulte Group Incorporated	7.63	10-15-2017	155,000	165,850

				345,663

Leisure Products: 0.22%
Vista Outdoor Incorporated 144A	5.88	10-1-2023	50,000	52,500

Media: 2.89%
CCO Holdings LLC	5.13	2-15-2023	115,000	117,875
CCO Holdings LLC 144A	5.13	5-1-2023	5,000	5,100
CCO Holdings LLC 144A	5.38	5-1-2025	5,000	5,119
CCO Holdings LLC 144A	5.88	5-1-2027	5,000	5,125
CCO Safari II LLC 144A	4.91	7-23-2025	300,000	323,232
Cequel Communications Holdings I LLC 144A	5.13	12-15-2021	5,000	4,713
DISH DBS Corporation	4.25	4-1-2018	165,000	168,300
Gray Television Incorporated	7.50	10-1-2020	75,000	78,563

				708,027

Specialty Retail: 0.29%
Century Intermediate Holding Company (PIK at 10.50%) 144A¥(i)	9.75	2-15-2019	5,000	5,063
Penske Auto Group Incorporated	5.75	10-1-2022	50,000	51,625
Sonic Automotive Incorporated	5.00	5-15-2023	15,000	14,925

				71,613

Textiles, Apparel & Luxury Goods: 0.41%
Levi Strauss & Company	5.00	5-1-2025	100,000	101,250

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Strategic Income Fund	Portfolio of investments—April 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Consumer Staples: 1.50%

Beverages: 1.50%
Anheuser-Busch InBev Finance Company	3.65%	2-1-2026	$200,000	$211,076
Constellation Brands Incorporated	7.25	9-1-2016	155,000	157,906

				368,982

Energy: 4.81%

Energy Equipment & Services: 1.71%
Bristow Group Incorporated	6.25	10-15-2022	150,000	123,000
Era Group Incorporated	7.75	12-15-2022	65,000	56,225
Hornbeck Offshore Services Incorporated	1.50	9-1-2019	25,000	15,313
NGPL PipeCo LLC 144A	7.77	12-15-2037	160,000	147,200
PHI Incorporated	5.25	3-15-2019	85,000	78,360

				420,098

Oil, Gas & Consumable Fuels: 3.10%
Buckeye Partners LP	4.35	10-15-2024	100,000	94,271
CSI Compressco LP	7.25	8-15-2022	30,000	23,550
Enable Midstream Partner LP	3.90	5-15-2024	100,000	84,330
Enlink Midstream LLC	4.40	4-1-2024	50,000	43,310
Exterran Partners LP	6.00	4-1-2021	50,000	39,250
Northern Tier Energy LLC	7.13	11-15-2020	25,000	24,813
Rockies Express Pipeline LLC 144A	5.63	4-15-2020	50,000	49,625
Sabine Pass LNG LP	6.50	11-1-2020	75,000	78,188
Sabine Pass LNG LP	7.50	11-30-2016	150,000	153,469
Suburban Propane Partners LP	5.50	6-1-2024	15,000	14,820
Targa Resources Partners Incorporated	5.00	1-15-2018	35,000	35,197
TC Pipelines LP	4.38	3-13-2025	100,000	91,359
Ultra Petroleum Corporation 144A(s)	6.13	10-1-2024	30,000	4,500
Western Gas Partners LP	3.95	6-1-2025	25,000	22,465

				759,147

Financials: 12.17%

Banks: 2.52%
Bank of America Corporation ±	6.30	12-29-2049	200,000	209,500
CIT Group Incorporated	4.25	8-15-2017	165,000	167,372
CIT Group Incorporated	5.00	8-1-2023	100,000	104,000
JPMorgan Chase & Company ±	6.00	12-31-2049	135,000	138,051

				618,923

Capital Markets: 1.12%
Goldman Sachs Group Incorporated	4.25	10-21-2025	200,000	204,102
Jefferies Finance LLC 144A	6.88	4-15-2022	55,000	48,125
Jefferies Finance LLC 144A	7.38	4-1-2020	25,000	23,063

				275,290

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—April 30, 2016 (unaudited)	Wells Fargo Strategic Income Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Consumer Finance: 2.70%
Ally Financial Incorporated	5.50%	2-15-2017	$160,000	$163,400
Ally Financial Incorporated	7.50	9-15-2020	75,000	84,188
Navient Corporation	6.00	1-25-2017	150,000	152,438
Navient Corporation	8.00	3-25-2020	30,000	31,200
Springleaf Finance Corporation	5.25	12-15-2019	200,000	189,750
Springleaf Finance Corporation	8.25	10-1-2023	40,000	40,000

				660,976

Diversified Financial Services: 0.90%
McGraw Hill Financial Incorporated	4.40	2-15-2026	200,000	221,381

Insurance: 1.60%
Fairfax US Incorporated 144A	4.88	8-13-2024	200,000	199,296
Hub Holdings LLC (PIK at 8.88%) 144A¥	8.13	7-15-2019	35,000	32,550
MetLife Incorporated	6.40	12-15-2066	150,000	159,840

				391,686

REITs: 3.33%
Digital Realty Trust LP	4.75	10-1-2025	170,000	176,635
DuPont Fabros Technology Incorporated LP	5.88	9-15-2021	85,000	89,250
ESH Hospitality Incorporated 144A	5.25	5-1-2025	100,000	98,625
Iron Mountain Incorporated	6.00	8-15-2023	75,000	79,500
Omega Healthcare Investors Incorporated	4.50	1-15-2025	175,000	170,488
The GEO Group Incorporated	5.88	10-15-2024	100,000	102,000
VEREIT Operating Partnership LP	2.00	2-6-2017	100,000	99,850

				816,348

Health Care: 1.27%

Health Care Providers & Services: 1.27%
DaVita HealthCare Partners Incorporated	5.00	5-1-2025	100,000	100,000
MPH Acquisition Holdings LLC 144A	6.63	4-1-2022	100,000	104,416
Tenet Healthcare Corporation	6.25	11-1-2018	100,000	107,000

				311,416

Industrials: 2.41%

Airlines: 0.44%
American Airlines Incorporated	4.38	4-1-2024	108,072	107,802

Building Products: 0.46%
USG Corporation	9.75	1-15-2018	100,000	112,250

Commercial Services & Supplies: 0.18%
Covanta Holding Corporation	5.88	3-1-2024	45,000	44,550

Machinery: 0.65%
Case New Holland Industrial Incorporated	7.88	12-1-2017	150,000	159,750

Trading Companies & Distributors: 0.68%
United Rentals North America Incorporated	7.38	5-15-2020	160,000	166,400

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Strategic Income Fund	Portfolio of investments—April 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Information Technology: 2.72%

Electronic Equipment, Instruments & Components: 0.44%
Zebra Technologies Corporation	7.25%	10-15-2022	$100,000	$108,260

Internet Software & Services: 0.40%
IAC/InterActiveCorp	4.88	11-30-2018	95,000	97,850

Semiconductors & Semiconductor Equipment: 0.86%
KLA-Tencor Corporation	4.13	11-1-2021	200,000	211,758

Software: 0.22%
Activision Blizzard Incorporated 144A	5.63	9-15-2021	15,000	15,788
Boxer Parent Company Incorporated (PIK at 9.75%) 144A¥	9.00	10-15-2019	50,000	36,750

				52,538

Technology Hardware, Storage & Peripherals: 0.80%
NCR Corporation	5.00	7-15-2022	175,000	175,438
NCR Corporation	5.88	12-15-2021	10,000	10,325
NCR Corporation	6.38	12-15-2023	10,000	10,400

				196,163

Materials: 0.53%

Containers & Packaging: 0.44%
Owens-Illinois Incorporated 144A	6.38	8-15-2025	100,000	107,750

Metals & Mining: 0.09%
Alcoa Incorporated	6.75	7-15-2018	20,000	21,594

Telecommunication Services: 3.37%

Diversified Telecommunication Services: 0.84%
Frontier Communications Corporation	8.25	4-15-2017	85,000	89,325
GCI Incorporated	6.75	6-1-2021	115,000	116,150

				205,475

Wireless Telecommunication Services: 2.53%
CC Holdings GS V LLC	3.85	4-15-2023	200,000	211,610
SBA Communications Corporation	4.88	7-15-2022	100,000	100,688
Sprint Communications Incorporated 144A	7.00	3-1-2020	150,000	153,938
T-Mobile USA Incorporated	6.38	3-1-2025	20,000	21,000
T-Mobile USA Incorporated	6.50	1-15-2024	100,000	106,500
T-Mobile USA Incorporated	6.84	4-28-2023	25,000	26,656

				620,392

Utilities: 0.43%

Independent Power & Renewable Electricity Producers: 0.43%
NSG Holdings LLC 144A	7.75	12-15-2025	98,587	104,995

Total Corporate Bonds and Notes (Cost $9,251,126)				9,301,957

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—April 30, 2016 (unaudited)	Wells Fargo Strategic Income Fund	11

Security name	Interest rate	Maturity date	Principal	Value

Foreign Government Bonds @: 13.73%
Brazil (BRL)	10.00%	1-1-2017	430,000	$122,597
Brazil (BRL)	10.00	1-1-2019	1,700,000	470,458
Indonesia (IDR)	7.88	4-15-2019	8,100,000,000	622,886
Malaysia (MYR)	3.80	9-30-2022	1,500,000	384,332
Mexico (MXN)	4.75	6-14-2018	9,565,000	559,529
Poland (PLN)	4.00	10-25-2023	1,750,000	496,168
Republic of South Africa (ZAR)	7.75	2-28-2023	3,675,000	244,286
Republic of South Africa (ZAR)	8.00	12-21-2018	2,700,000	188,792
Romania (RON)	4.75	6-24-2019	1,000,000	277,265

Total Foreign Government Bonds (Cost $3,753,620)				3,366,313

Loans: 13.22%

Consumer Discretionary: 3.60%

Auto Components: 0.61%
Allison Transmission Incorporated ±	3.50	8-23-2019	$149,941	150,035

Distributors: 1.24%
Spin Holdco Incorporated ±	4.25	11-14-2019	309,498	303,178

Hotels, Restaurants & Leisure: 0.42%
Belmond Interfin Limited ±	4.00	3-21-2021	102,900	102,257

Media: 0.72%
Learfield Communications Incorporated ±	4.25	10-9-2020	151,979	151,505
Salem Communications Corporation ±	4.50	3-16-2020	27,244	26,154

				177,659

Specialty Retail: 0.61%
Focus Brands Incorporated ±	4.25	2-21-2018	148,739	148,925

Energy: 0.07%

Energy Equipment & Services: 0.07%
ExGen Renewables I LLC ±	5.25	2-14-2021	16,531	16,572

Financials: 0.41%

Real Estate Management & Development: 0.41%
Capital Automotive LP ±	4.00	4-10-2019	100,837	101,089

Health Care: 1.15%

Health Care Providers & Services: 0.48%
Community Health Systems Incorporated ±	4.00	1-27-2021	69,262	68,207
Surgery Center Holdings Incorporated ±	5.25	11-3-2020	49,375	49,468

				117,675

Pharmaceuticals: 0.67%
Valeant Pharmaceuticals International Incorporated ±	4.75	12-11-2019	168,684	164,172

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Strategic Income Fund	Portfolio of investments—April 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Industrials: 1.22%

Commercial Services & Supplies: 0.55%
KAR Auction Services Incorporated ±	3.94%	3-11-2021	$135,227	$135,677

Construction & Engineering: 0.14%
USIC Holdings Incorporated ±	4.00	7-10-2020	34,271	33,885

Transportation Infrastructure: 0.53%
OSG Bulk Ships Incorporated ±	5.25	8-5-2019	13,403	12,699
OSG International Incorporated ±	5.75	8-5-2019	117,862	116,536

				129,235

Information Technology: 3.18%

Internet Software & Services: 0.68%
Applied Systems Incorporated ±	4.26	1-25-2021	94,258	93,865
Vertafore Incorporated ±	4.25	10-3-2019	73,340	73,432

				167,297

IT Services: 1.43%
First Data Corporation ±	3.94	9-24-2018	350,000	350,221

Technology Hardware, Storage & Peripherals: 1.07%
Dell Incorporated ±	4.00	4-29-2020	263,635	263,540

Telecommunication Services: 2.87%

Diversified Telecommunication Services: 2.10%
Intelsat Jackson Holdings SA ±	3.75	6-30-2019	240,332	225,131
Level 3 Financing Incorporated ±	4.00	8-1-2019	288,205	288,926

				514,057

Wireless Telecommunication Services: 0.77%
Syniverse Holdings Incorporated ±	4.00	4-23-2019	236,857	189,486

Utilities: 0.72%

Electric Utilities: 0.72%
Green Energy Partners (i)±	6.50	11-13-2021	45,000	42,975
Texas Competitive Electric Holdings Company LLC (s)±	4.66	10-10-2016	400,000	133,300

				176,275

Total Loans (Cost $3,585,179)				3,241,235

Municipal Obligations: 1.99%

Idaho: 0.18%
Idaho Housing & Finance Association Legacy Public Charter School (Education Revenue)	7.00	5-1-2017	45,000	45,043

Illinois: 0.79%
Chicago IL Refunding Bonds Taxable Project Series E (GO Revenue)	6.05	1-1-2029	200,000	192,716

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—April 30, 2016 (unaudited)	Wells Fargo Strategic Income Fund	13

Security name	Interest rate	Maturity date	Principal	Value

Texas: 1.02%
North Texas Tollway Authority Build America Bonds Sub Lien Series B-2 (Transportation Revenue)	8.91%	2-1-2030	$210,000	$250,730

Total Municipal Obligations (Cost $500,887)				488,489

Non-Agency Mortgage-Backed Securities: 10.06%
321 Henderson Receivables LLC Series 2015-2A Class A 144A	3.87	3-15-2058	447,665	445,099
ACAS CLO Limited Trust Series 2015-1A Class B 144A±	2.73	4-18-2027	500,000	488,658
BB-UBS Trust Series 2012-TFT Class C 144A±	3.58	6-5-2030	150,000	146,316
Citi Held For Asset Issuance Trust Series 2015-PM3 Class B 144A	4.31	5-16-2022	450,000	425,402
Commercial Mortgage Trust Series 2015-LC23 Class C ±	4.80	10-10-2053	300,000	295,923
GS Mortgage Securities Trust Series 2014-GC24 Class D 144A±	4.66	9-10-2047	325,000	239,195
JPMBB Commercial Mortgage Securities Trust Series 2014-C19 Class D 144A±	4.83	4-15-2047	493,000	399,831
Morgan Stanley Capital I Trust Series 2007-HQ11 Class AM ±	5.48	2-12-2044	25,000	25,326

Total Non-Agency Mortgage-Backed Securities (Cost $2,611,442)				2,465,750

U.S. Treasury Securities: 0.52%
U.S. Treasury Note	1.63	2-15-2026	130,000	127,664

Total U.S. Treasury Securities (Cost $126,523)				127,664

Yankee Corporate Bonds and Notes: 4.28%

Consumer Discretionary: 0.21%

Automobiles: 0.21%
Jaguar Land Rover Automotive plc 144A	4.13	12-15-2018	50,000	51,375

Financials: 2.26%

Banks: 2.26%
BPCE SA 144A	5.15	7-21-2024	230,000	236,397
Credit Suisse Group Funding (Guernsey) Limited 144A	3.45	4-16-2021	210,000	212,177
Nielsen Holding and Finance BV 144A	5.50	10-1-2021	100,000	104,250

				552,824

Health Care: 0.67%

Pharmaceuticals: 0.67%
Mallinckrodt International Finance SA	3.50	4-15-2018	170,000	165,431

Information Technology: 0.54%

Technology Hardware, Storage & Peripherals: 0.54%
Seagate HDD Cayman	4.75	1-1-2025	175,000	133,215

Materials: 0.21%

Containers & Packaging: 0.21%
Ardagh Packaging Finance plc 144A±	3.63	12-15-2019	50,000	50,494

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Strategic Income Fund	Portfolio of investments—April 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Telecommunication Services: 0.39%

Diversified Telecommunication Services: 0.39%
Intelsat Jackson Holdings SA	5.50%	8-1-2023	$100,000	$63,188
Intelsat Luxembourg SA	8.13	6-1-2023	85,000	27,838
Virgin Media Finance plc 144A	5.38	4-15-2021	4,500	4,703

				95,729

Total Yankee Corporate Bonds and Notes (Cost $1,184,304)				1,049,068

Yankee Government Bonds: 0.83%
Republic Of Argentina 144A	7.50	4-22-2026	200,000	203,000

Total Yankee Government Bonds and Notes (Cost $200,000)				203,000

	Yield		Shares
Short-Term Investments: 6.63%

Investment Companies: 5.77%
Securities Lending Cash Investments LLC (l)(r)(u)	0.45		49,994	49,994
Wells Fargo Cash Investment Money Market Fund Select Class (l)(u)	0.43		1,365,995	1,365,995

				1,415,989

			Principal
U.S. Treasury Securities: 0.86%
U.S. Treasury Bill #(z)	0.31	6-16-2016	$210,000	209,962

Total Short-Term Investments (Cost $1,625,904)				1,625,951

Total investments in securities (Cost $24,571,511) *	96.32%	23,613,718
Other assets and liabilities, net	3.68	903,361

Total net assets	100.00%	$24,517,079

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

¥	A payment-in-kind (PIK) security is a security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.

(i)	Illiquid security

±	Variable rate investment. The rate shown is the rate in effect at period end.

@	Foreign bond principal is denominated in the local currency of the issuer.

(s)	The security is currently in default with regards to scheduled interest and/or principal payments. The Fund has stopped accruing interest on the security.

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

(z)	Zero coupon security. The rate represents the current yield to maturity.

*	Cost for federal income tax purposes is $24,590,653 and unrealized gains (losses) consists of:

Gross unrealized gains	$289,357
Gross unrealized losses	(1,266,292)

Net unrealized losses	$(976,935)

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—April 30, 2016 (unaudited)	Wells Fargo Strategic Income Fund	15

Assets
Investments
In unaffiliated securities (including $48,992 of securities loaned), at value (cost $23,155,522)	$22,197,729
In affiliated securities, at value (cost $1,415,989)	1,415,989

Total investments, at value (cost $24,571,511)	23,613,718
Segregated cash	62,758
Foreign currency, at value (cost $15,970)	17,591
Receivable for investments sold	904,050
Receivable for interest	259,795
Receivable for securities lending income	15
Unrealized gains on credit default swap transactions	1,609
Premiums paid on credit default swap transactions	5,566
Unrealized gains on forward foreign currency contracts	7,263
Receivable from manager	5,502
Prepaid expenses and other assets	44,831

Total assets	24,922,698

Liabilities
Payable for investments purchased	262,477
Payable for Fund shares redeemed	153
Unrealized losses on forward foreign currency contracts	58,102
Payable upon receipt of securities loaned	49,994
Payable for daily variation margin on open futures contracts	8,810
Distribution fee payable	453
Administration fees payable	1,761
Professional fees payable	22,269
Trustees fees payable	1,600

Total liabilities	405,619

Total net assets	$24,517,079

NET ASSETS CONSIST OF
Paid-in capital	$27,068,399
Undistributed net investment income	191,859
Accumulated net realized losses on investments	(1,775,524)
Net unrealized losses on investments	(967,655)

Total net assets	$24,517,079

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$942,554
Shares outstanding – Class A1	103,767
Net asset value per share – Class A	$9.08
Maximum offering price per share – Class A2	$9.46
Net assets – Class C	$720,836
Shares outstanding – Class C1	79,577
Net asset value per share – Class C	$9.06
Net assets – Administrator Class	$499,211
Shares outstanding – Administrator Class[1]	54,763
Net asset value per share – Administrator Class	$9.12
Net assets – Institutional Class	$22,354,478
Shares outstanding – Institutional Class[1]	2,462,580
Net asset value per share – Institutional Class	$9.08

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/96 of net asset value. On investments of $500,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Strategic Income Fund	Statement of operations—six months ended April 30, 2016 (unaudited)

Investment income
Interest (net of foreign interest withholding taxes of $4,872)	$531,377
Income from affiliated securities	3,296
Securities lending income, net	921

Total investment income	535,594

Expenses
Management fee	58,625
Administration fees
Class A	699
Class C	568
Administrator Class	242
Institutional Class	8,106
Shareholder servicing fees
Class A	1,093
Class C	888
Administrator Class	605
Distribution fee
Class C	2,664
Custody and accounting fees	13,602
Professional fees	26,708
Registration fees	30,398
Shareholder report expenses	10,216
Trustees’ fees and expenses	6,651
Other fees and expenses	3,271

Total expenses	164,336
Less: Fee waivers and/or expense reimbursements	(91,932)

Net expenses	72,404

Net investment income	463,190

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized losses on:
Unaffiliated securities	(220,532)
Futures transactions	(229,801)
Forward foreign currency contract transactions	(78,282)
Credit default swap transactions	(12,492)

Net realized losses on investments	(541,107)

Net change in unrealized gains (losses) on:
Unaffiliated securities	373,861
Futures transactions	(23,692)
Forward foreign currency contract transactions	(5,941)
Credit default swap transactions	173

Net change in unrealized gains (losses) on investments	344,401

Net realized and unrealized gains (losses) on investments	(196,706)

Net increase in net assets resulting from operations	$266,484

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Strategic Income Fund	17

	Six months ended April 30, 2016 (unaudited)		Year ended October 31, 2015

Operations
Net investment income		$463,190		$1,317,175
Net realized losses on investments		(541,107)		(1,296,981)
Net change in unrealized gains (losses) on investments		344,401		(666,689)

Net increase (decrease) in net assets resulting from operations		266,484		(646,495)

Distributions to shareholders from
Net investment income
Class A		(9,790)		(21,334)
Class C		(4,576)		(14,917)
Administrator Class		(5,795)		(12,399)
Institutional Class		(296,052)		(935,496)
Tax basis return of capital
Class A		0		(2,416)
Class C		0		(1,689)
Administrator Class		0		(1,404)
Institutional Class		0		(105,941)

Total distributions to shareholders		(316,213)		(1,095,596)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	42,970	378,776	44,768	426,513
Class C	6,171	55,787	5,907	55,667
Institutional Class	589,670	5,244,767	190,379	1,736,500

		5,679,330		2,218,680

Reinvestment of distributions
Class A	1,084	9,684	2,260	21,553
Class C	491	4,368	1,740	16,606
Administrator Class	647	5,795	1,443	13,803
Institutional Class	33,214	296,052	109,213	1,041,437

		315,899		1,093,399

Payment for shares redeemed
Class A	(41,851)	(368,660)	(18,900)	(178,898)
Class C	(5,243)	(46,586)	(15,520)	(148,738)
Administrator Class	0	0	(4,192)	(39,990)
Institutional Class	(81,225)	(711,756)	(2,358,709)	(22,270,242)

		(1,127,002)		(22,637,868)

Net increase (decrease) in net assets resulting from capital share transactions		4,868,227		(19,325,789)

Total increase (decrease) in net assets		4,818,498		(21,067,880)

Net assets
Beginning of period		19,698,581		40,766,461

End of period		$24,517,079		$19,698,581

Undistributed net investment income		$191,859		$44,882

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Strategic Income Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended April 30, 2016 (unaudited)	Year ended October 31
CLASS A		2015	2014	2013[1]
Net asset value, beginning of period	$9.13	$9.72	$9.66	$10.00
Net investment income	0.17	0.34	0.37	0.27
Net realized and unrealized gains (losses) on investments	(0.12)	(0.69)	(0.05)	(0.36)

Total from investment operations	0.05	(0.35)	0.32	(0.09)
Distributions to shareholders from
Net investment income	(0.10)	(0.22)	(0.26)	(0.25)
Tax basis return of capital	0.00	(0.02)	0.00	0.00

Total distributions to shareholders	(0.10)	(0.24)	(0.26)	(0.25)
Net asset value, end of period	$9.08	$9.13	$9.72	$9.66
Total return[2]	0.58%	(3.64)%	3.36%	(0.89)%
Ratios to average net assets (annualized)
Gross expenses	1.75%	1.63%	1.51%	1.85%
Net expenses	0.90%	0.90%	0.90%	0.90%
Net investment income	3.88%	3.77%	4.02%	3.76%
Supplemental data
Portfolio turnover rate	14%	53%	51%	39%
Net assets, end of period (000s omitted)	$943	$928	$714	$518

[1]	For the period from January 31, 2013 (commencement of class operations) to October 31, 2013

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Strategic Income Fund	19

(For a share outstanding throughout each period)

	Six months ended April 30, 2016 (unaudited)	Year ended October 31
CLASS C		2015	2014	2013[1]
Net asset value, beginning of period	$9.10	$9.71	$9.65	$10.00
Net investment income	0.14	0.28	0.31	0.21
Net realized and unrealized gains (losses) on investments	(0.12)	(0.68)	(0.06)	(0.37)

Total from investment operations	0.02	(0.40)	0.25	(0.16)
Distributions to shareholders from
Net investment income	(0.06)	(0.19)	(0.19)	(0.19)
Tax basis return of capital	0.00	(0.02)	0.00	0.00

Total distributions to shareholders	(0.06)	(0.21)	(0.19)	(0.19)
Net asset value, end of period	$9.06	$9.10	$9.71	$9.65
Total return[2]	0.29%	(4.35)%	2.61%	(1.51)%
Ratios to average net assets (annualized)
Gross expenses	2.50%	2.37%	2.25%	2.60%
Net expenses	1.65%	1.65%	1.65%	1.65%
Net investment income	3.13%	3.02%	3.25%	3.01%
Supplemental data
Portfolio turnover rate	14%	53%	51%	39%
Net assets, end of period (000s omitted)	$721	$711	$835	$518

[1]	For the period from January 31, 2013 (commencement of class operations) to October 31, 2013

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Strategic Income Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended April 30, 2016 (unaudited)	Year ended October 31
ADMINISTRATOR CLASS		2015	2014	2013[1]
Net asset value, beginning of period	$9.16	$9.74	$9.66	$10.00
Net investment income	0.18	0.37	0.39	0.28
Net realized and unrealized gains (losses) on investments	(0.11)	(0.70)	(0.05)	(0.37)

Total from investment operations	0.07	(0.33)	0.34	(0.09)
Distributions to shareholders from
Net investment income	(0.11)	(0.22)	(0.26)	(0.25)
Tax basis return of capital	0.00	(0.03)	0.00	0.00

Total distributions to shareholders	(0.11)	(0.25)	(0.26)	(0.25)
Net asset value, end of period	$9.12	$9.16	$9.74	$9.66
Total return[2]	0.75%	(3.51)%	3.63%	(0.85)%
Ratios to average net assets (annualized)
Gross expenses	1.69%	1.56%	1.46%	1.79%
Net expenses	0.75%	0.75%	0.75%	0.75%
Net investment income	4.04%	3.92%	4.18%	3.90%
Supplemental data
Portfolio turnover rate	14%	53%	51%	39%
Net assets, end of period (000s omitted)	$499	$496	$554	$496

[1]	For the period from January 31, 2013 (commencement of class operations) to October 31, 2013
[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Strategic Income Fund	21

(For a share outstanding throughout each period)

	Six months ended April 30, 2016 (unaudited)	Year ended October 31
INSTITUTIONAL CLASS		2015	2014	2013[1]
Net asset value, beginning of period	$9.14	$9.71	$9.66	$10.00
Net investment income	0.19 [2]	0.40	0.41 [2]	0.29
Net realized and unrealized gains (losses) on investments	(0.12)	(0.71)	(0.07)	(0.36)

Total from investment operations	0.07	(0.31)	0.34	(0.07)
Distributions to shareholders from
Net investment income	(0.13)	(0.23)	(0.29)	(0.27)
Tax basis return of capital	0.00	(0.03)	0.00	0.00

Total distributions to shareholders	(0.13)	(0.26)	(0.29)	(0.27)
Net asset value, end of period	$9.08	$9.14	$9.71	$9.66
Total return[3]	0.79%	(3.28)%	3.60%	(0.66)%
Ratios to average net assets (annualized)
Gross expenses	1.42%	1.19%	1.14%	1.52%
Net expenses	0.60%	0.60%	0.60%	0.60%
Net investment income	4.20%	4.04%	4.25%	4.05%
Supplemental data
Portfolio turnover rate	14%	53%	51%	39%
Net assets, end of period (000s omitted)	$22,354	$17,564	$38,664	$23,338

[1]	For the period from January 31, 2013 (commencement of class operations) to October 31, 2013

[2]	Calculated based upon average shares outstanding

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Strategic Income Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Strategic Income Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Non-listed swaps are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and

Notes to financial statements (unaudited)	Wells Fargo Strategic Income Fund	23

settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Forward foreign currency contracts

The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contract transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statement of Operations

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Loans

The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the

24	Wells Fargo Strategic Income Fund	Notes to financial statements (unaudited)

borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding.

Futures contracts

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Credit default swaps

The Fund is subject to credit risk in the normal course of pursuing its investment objectives. The Fund may enter into credit default swap contracts for hedging or speculative purposes to provide or receive a measure of protection against default on a referenced entity, obligation or index or for investment gains. Credit default swaps involve an exchange of a stream of payments for protection against the loss in value of an underlying security or index. Under the terms of the swap, one party acts as a guarantor (referred to as the seller of protection) and receives a periodic stream of payments, provided that there is no credit event, from another party (referred to as the buyer of protection) that is a fixed percentage applied to a notional principal amount over the term of the swap. An index credit default swap references all the names in the index, and if a credit event is triggered, the credit event is settled based on that name’s weight in the index. A credit event includes bankruptcy, failure to pay, obligation default, obligation acceleration, repudiation/moratorium, and restructuring. The Fund may enter into credit default swaps as either the seller of protection or the buyer of protection. As the seller of protection, the Fund is subject to investment exposure on the notional amount of the swap and has assumed the risk of default of the underlying security or index. As the buyer of protection, the Fund could be exposed to risks if the seller of the protection defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates. The maximum potential amount of future payments (undiscounted) that the Fund as the seller of protection could be required to make under the credit default swap contract would be an amount equal to the notional amount of the swap contract. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.

If the Fund is the seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of protection the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index. If the Fund is the buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will receive from the seller of protection the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index.

Any premiums paid or received on the transactions are recorded as an asset or liability on the Statement of Assets and Liabilities and amortized. The value of the swap contract is marked-to-market daily based on quotations from an independent pricing service or an independent broker-dealer and any change in value is recorded as an unrealized gain or loss. Periodic payments made or received are recorded as realized gains or losses. In addition, payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses.

Certain credit default swap contracts entered into by the Fund provide for conditions that result in events of default or termination that enable the counterparty to the agreement to cause an early termination of the transactions under those agreements

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income

Notes to financial statements (unaudited)	Wells Fargo Strategic Income Fund	25

may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of October 31, 2015, the Fund had capital loss carryforwards which consist of $497,909 in short-term capital losses and $656,818 in long-term capital losses.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

26	Wells Fargo Strategic Income Fund	Notes to financial statements (unaudited)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of April 30, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Asset-backed securities	$0	$1,744,291	$0	$1,744,291

Corporate bonds and notes	0	9,301,957	0	9,301,957

Foreign government bonds	0	3,366,313	0	3,366,313

Loans	0	2,924,042	317,193	3,241,235

Municipal obligations	0	488,489	0	488,489

Non-agency mortgage-backed securities	0	2,465,750	0	2,465,750

U.S. Treasury securities	127,664	0	0	127,664

Yankee corporate bonds and notes	0	1,049,068	0	1,049,068

Yankee government bonds and notes	0	203,000	0	203,000

Short-term investments
Investment companies	1,365,995	0	0	1,365,995
U.S. Treasury securities	209,962	0	0	209,962
Investments measured at net asset value*				49,994

	1,703,621	21,542,910	317,193	23,613,718

Credit default swap contracts	0	7,175	0	7,175
Forward foreign currency contracts	0	7,263	0	7,263
Total assets	$1,703,621	$21,557,348	$317,193	$23,628,156
Liabilities

Forward foreign currency contracts	0	58,102	0	58,102
Futures contracts	8,810	0	0	8,810
Total liabilities	$8,810	$58,102	$0	$66,912

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $49,994 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Forward foreign currency contracts are reported at their unrealized gains (losses) at measurement date, which represents the change in the contract’s value from trade date. Futures contracts are reported at their variation margin at measurement date, which represents the amount due from the Fund at that date. Swap contracts consists of unrealized gains and premiums paid on swap contracts, which represents the change in the contract’s value from trade date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At April 30, 2016, the Fund did not have any transfers between Level 1 and Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Loans
Balance as of October 31, 2015	$242,048
Accrued discounts (premiums)	31
Realized gains (losses)	415
Change in unrealized gains (losses)	(1,492)
Sales	(52,220)
Transfers into Level 3	128,411
Balance as of April 30, 2016	$317,193
Change in unrealized gains (losses) relating to securities still held at April 30, 2016	$(1,425)

Notes to financial statements (unaudited)	Wells Fargo Strategic Income Fund	27

The investment type categorized above was valued using indicative broker quotes. These indicative broker quotes are considered Level 3 inputs. Quantitative unobservable inputs used by the brokers are often proprietary and not provided to the Fund and therefore the disclosure that would address these inputs is not included above.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo, is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the applicable subadvisers, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.525% and declining to 0.405% as the average daily net assets of the Fund increase. For the six months ended April 30, 2016, the management fee was equivalent to an annual rate of 0.525% of the Fund’s average daily net assets.

Funds Management has retained the services of certain subadvisers to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap is a subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.30% and declining to 0.15% as the average daily net assets of the Fund increase. First International Advisors, LLC, an affiliate of Funds Management and an indirect, wholly owned subsidiary of Wells Fargo, is also a subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.35% and declining to 0.20% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Class A, Class C	0.16%
Administrator Class	0.10
Institutional Class	0.08

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through February 28, 2017 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.90% for Class A shares, 1.65% for Class C shares, 0.75% for Administrator Class shares, and 0.60% for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fee

The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

28	Wells Fargo Strategic Income Fund	Notes to financial statements (unaudited)

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the six months ended April 30, 2016 were as follows:

Purchases at cost		Sales proceeds
U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
$703,248	$8,607,678	$577,055	$2,046,430

6. DERIVATIVE TRANSACTIONS

During the six months ended April 30, 2016, the Fund entered into futures contracts to manage duration exposure.

At April 30, 2016, the Fund had short futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at April 30, 2016	Unrealized gains
6-21-2016	JPMorgan	2 Short	U.S. Treasury Bonds	$342,688	$6,880
6-21-2016	JPMorgan	64 Short	10 Year U.S. Treasury Bonds	8,324,000	27,089

The Fund had an average notional amount of $273,018 in long futures contracts and $8,447,818 in short futures contracts during the six months ended April 30, 2016.

During the six months ended April 30, 2016, the Fund entered into forward foreign currency contracts for economic hedging purposes.

At April 30, 2016, the Fund had forward foreign currency contracts outstanding as follows:

Forward foreign currency contracts to buy:

Exchange date	Counterparty	Contracts to receive		U.S. value at April 30, 2016	In exchange for U.S. $	Unrealized gains (losses)
5-5-2016	State Street Bank	1,930,000	PLN	$505,627	$508,444	$(2,817)
6-17-2016	State Street Bank	1,530,000	MYR	390,337	383,074	7,263

Forward foreign currency contracts to sell:

Exchange date	Counterparty	Contracts to deliver		U.S. value at April 30, 2016	In exchange for U.S. $	Unrealized losses
5-5-2016	State Street Bank	1,930,000	PLN	$505,627	$478,918	$(26,709)
5-16-2016	State Street Bank	2,150,000	RON	549,569	543,135	(6,434)
6-17-2016	State Street Bank	1,530,000	MYR	390,337	368,195	(22,142)

The Fund had average contract amounts of $376,651 and $1,518,173 in forward foreign currency contracts to buy and forward foreign currency contracts to sell, respectively, during the six months ended April 30, 2016.

The Fund enters into credit default swap contracts as a substitute for taking a position in the underlying security or basket of securities or to potentially enhance the Fund’s total return. At April 30, 2016, the Fund had the following credit default swap contracts outstanding:

Credit default swaps on an index – Sell protection

Expiration	Counterparty	Reference index	Notional amount	Fixed payments received	Value	Premiums paid	Unrealized gains
6-20-2021	Credit Suisse	Markit CDX North America Investment Grade Index	$600,000	1.00%	$7,175	$5,566	$1,609

The Fund had an average notional balance on credit default swaps of $457,665 during the six months ended April 30, 2016.

Notes to financial statements (unaudited)	Wells Fargo Strategic Income Fund	29

The Fund’s credit default swap transactions may contain provisions for early termination in the event the net assets of the Fund declines below specific levels identified by the counterparty. If these levels are triggered, the counterparty may terminate the transaction and seek payment or request full collateralization of the derivative transactions in net liability positions. As of April 30, 2016, the Fund had segregated $62,758 as cash collateral for outstanding credit default swap transactions.

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of April 30, 2016 was as follows for the Fund:

	Asset derivatives		Liability derivatives
	Statement of Assets and Liabilities location	Fair value	Statement of Assets and Liabilities location	Fair value
Interest rate contracts	Receivable for daily variation margin on open futures contracts	$0	Payable for daily variation margin on open futures contracts	$8,810	*
Forward foreign currency contracts	Unrealized gains on forward foreign currency contracts	7,263	Unrealized losses on forward foreign currency contracts	58,102
Credit contracts	Unrealized gains and premiums paid on credit default swap transactions	7,175	Unrealized losses and premiums received on credit default swap transactions	0
		$14,438		$66,912

*	Only the current day’s variation margin as of April 30, 2016 is reported separately on the Statement of Assets and Liabilities.

The effect of derivative instruments on the Statement of Operations for the year ended April 30, 2016 was as follows for the Fund:

	Amount of realized gains (losses) on derivatives
	Futures contracts	Forward currency contracts	Credit default swaps
Interest rate contracts	$(229,801)	$0	$0
Forward foreign currency contracts	0	(78,282)	0
Credit contracts	0	0	(12,492)
	$(229,801)	$(78,282)	$(12,492)

	Change in unrealized gains (losses) on derivatives
	Futures contracts	Forward currency contracts	Credit default swaps
Interest rate contracts	$(23,692)	$0	$0
Forward foreign currency contracts	0	(5,941)	0
Credit contracts	0	0	173
	$(23,692)	$(5,941)	$173

For certain types of derivative transactions, the Fund has entered into International Swaps and Derivatives Association, Inc. master agreements (“ISDA Master Agreements”) or similar agreements with approved counterparties. The ISDA Master Agreements or similar agreements may have requirements to deliver/deposit securities or cash to/with an exchange or broker-dealer as collateral and allows the Fund to offset, with each counterparty, certain derivative financial instrument’s assets and/or liabilities with collateral held or pledged. Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under ISDA Master Agreements or similar agreements, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Portfolio of Investments. With respect to balance sheet offsetting, absent an event of default by the counterparty or a

30	Wells Fargo Strategic Income Fund	Notes to financial statements (unaudited)

termination of the agreement, the reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities are not offset across transactions between the Fund and the applicable counterparty. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by derivative type, including any collateral exposure, is as follows:

Derivative type	Counterparty	Gross amounts of assets in the Statement of Assets and Liabilities		Amounts subject to netting agreements	Collateral received	Net amount of assets
Credit default swaps	Credit Suisse	$7,175	*	$0	$0	$7,175
Forward foreign currency contracts	State Street Bank	7,263	**	(7,263)	0	0

*	The value of swap contracts consists of unrealized gains and premiums paid on swap contracts as reflected on the Statement of Assets and Liabilities.

**	Amount represents net unrealized gains.

Derivative type	Counterparty	Gross amounts of liabilities in the Statement of Assets and Liabilities		Amounts subject to netting agreements	Collateral pledged[1]	Net amount of liabilities
Futures – variation margin	JPMorgan	$8,810		$0	$(8,810)	$0
Forward foreign currency contracts	State Street Bank	58,102	*	(7,263)	0	50,839

*	Amount represents net unrealized losses.

7. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds) and Wells Fargo Variable Trust are parties to a $200,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.20% of the unused balance is allocated to each participating fund.

For the six months ended April 30, 2016, there were no borrowings by the Fund under the agreement.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

9. SUBSEQUENT DISTRIBUTION

On June 24, 2016, the Fund declared distributions from net investment income to shareholders of record on June 23, 2016. The per share amounts payable on June 27, 2016 were as follows:

Net investment income
Class A	$0.03081
Class C	0.02531
Administrator Class	0.03125
Institutional Class	0.03326

These distributions are not reflected in the accompanying financial statements. The final determination of the source of all distributions is subject to change and made after the Fund’s tax year-end.

Other information (unaudited)	Wells Fargo Strategic Income Fund	31

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

32	Wells Fargo Strategic Income Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 141 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief financial officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he lead a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Mr. Ebsworth is a CFA® charterholder and an Adjunct Lecturer, Finance, at Babson College.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is Chair of Taproot Foundation (non-profit organization), a Board Member of Ruth Bancroft Garden (non-profit organization) and an inactive chartered financial analyst.	Asset Allocation Trust
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Strategic Income Fund	33

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Michael Whitaker (Born 1967)	Chief Compliance Officer, since 2016*	Executive Vice President of Wells Fargo Funds Management, LLC since 2016. Chief Compliance Officer of Fidelity’s Fixed Income Funds and Asset Allocation Funds from 2008 to 2016, Compliance Officer of FMR Co., Inc. from 2014 to 2016, Fidelity Investments Money Management, Inc. from 2014 to 2016, Fidelity Investments from 2007 to 2016.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007**	Executive Vice President of Wells Fargo Funds Management, LLC since 2014, Senior Vice President and Chief Compliance Officer from 2007 to 2014.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 72 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 69 funds and Assistant Treasurer of 72 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling
1-800-222-8222 or by visiting the website at wellsfargofunds.com.

*	Michael Whitaker became Chief Compliance Officer effective May 16, 2016.

**	Debra Ann Early was the Chief Compliance Officer until May 15, 2016.

34	Wells Fargo Strategic Income Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Colombian peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2016 Wells Fargo Funds Management, LLC. All rights reserved.

242227 06-16 SA263/SAR263 04-16

Semi-Annual Report

April 30, 2016

Wells Fargo Asia Pacific Fund

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Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of April 30, 2016, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Asia Pacific Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Funds

Despite the slowdown, China’s growth rate remained higher than that of most other economies.

India’s economy continued to show signs of improvement, growing at a 7.3% annualized rate in the three-month period that ended December 2015.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Asia Pacific Fund for the six-month period that ended April 30, 2016.

The reporting period was marked by concerns about slowing economic growth in the major markets of China and Japan. The Morgan Stanley Capital International (MSCI) All Country (AC) Asia Pacific Index (Net)1 returned -1.43% for the reporting period as stock market weakness in major markets was offset by growth in smaller markets such as Indonesia and Thailand.

Even as the Fed tightened its monetary policy, the People’s Bank of China remained accommodative.

Entering the reporting period, many emerging markets commentaries focused on the potential effect of the U.S. Federal Reserve (Fed) raising its key interest rate. In fact, a combination of U.S. moderate economic growth and low inflation did allow the Fed to raise its key rate by 0.25% in December 2015. Given that other central banks, including the European Central Bank and the People’s Bank of China (PBOC), remained in easing mode, the prospect of the Fed’s actions supported the value of the U.S. dollar relative to other currencies. A richly valued dollar had the potential to pressure emerging countries and companies with outstanding dollar-denominated debt.

Early in 2016, however, Fed officials dialed back their expectations of U.S. economic growth and indicated that they would raise the federal funds rate at a slower pace than initially expected. The Fed’s pullback, along with country-specific factors, prompted investors to focus more on country and company fundamentals than on the Fed’s actions.

The PBOC remained active throughout the reporting period. In November 2015, the central bank reduced short-term borrowing costs for banks. Coming after other PBOC stimulus prior to the reporting period, the central bank’s actions raised concerns that China’s economy was slowing more rapidly than anticipated. Investor fears were realized in January 2015, when China released a preliminary estimate of its 2015 gross domestic product growth that showed the country’s growth rate had dipped below 7% for the first time since 2009. Despite the slowdown, China’s growth rate remained higher than that of most other economies. In addition, the governor of the PBOC was able to allay some investor fears by better communicating the bank’s strategy. Investor sentiment on China thus improved as the period progressed.

India’s economy showed growth with moderate inflation, but Japan continued to grapple with stagnant consumer spending.

India’s economy continued to show signs of improvement, growing at a 7.3% annualized rate in the three-month period that ended December 2015. Given that India is an energy importer, lower oil prices helped keep the country’s inflation rate in check. Prime Minister Narendra Modi’s reform program, although stalled in some places, showed progress in such tangible areas as extending electrical service to rural areas. Moreover, the government continued efforts to attract more foreign direct investment by increasing the ease of doing business.

[1]	The Morgan Stanley Capital International (MSCI) All Country (AC) Asia Pacific Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of the developed and emerging markets in the Pacific region. The MSCI AC Asia Pacific Index (Net) consists of the following 12 developed and emerging markets countries: Australia, China, Hong Kong, Indonesia, Japan, Korea, Malaysia, New Zealand, the Philippines, Singapore, Taiwan, and Thailand. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Asia Pacific Fund	3

A negative note came from India’s banks, which showed increased credit stress and came under heightened scrutiny from the Reserve Bank of India (RBI). To support India’s banks and economy, in April 2016 the RBI cut its key interest rate to the lowest level in five years and also lowered the percentage of deposits that banks needed to keep at the central bank. The RBI also purchased bonds to help provide bank liquidity. Despite the central bank’s actions, worries about distressed debt caused weakness in Indian stocks.

The Japanese economy was sluggish during the period as soft consumer spending weighed on growth. In response, the Bank of Japan (BOJ) increased its monetary easing program, imposing a negative interest rate on surplus bank reserves in early 2016. The central bank also continued to purchase shares and bonds in an attempt to support the asset markets. Although the BOJ’s long-lived stimulus program had yet to revive the Japanese economy, it did result in a weaker yen that spurred export growth. The weaker currency benefited Japan’s information technology, materials, and industrials sectors, and many Japanese companies reported strong earnings and improving fundamentals in the latter half of the period.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds and other investments spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Funds

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

4	Wells Fargo Asia Pacific Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Anthony L.T. Cragg

Alison Shimada

Average annual total returns (%) as of April 30, 20161

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (WFAAX)	7-31-2007	(17.88)	2.16	1.71	(12.86)	3.38	2.31	1.68	1.61
Class C (WFCAX)	7-31-2007	(14.52)	2.61	1.54	(13.52)	2.61	1.54	2.43	2.36
Administrator Class (WFADX)	7-30-2010	–	–	–	(12.82)	3.56	2.42	1.60	1.51
Institutional Class (WFPIX)	7-30-2010	–	–	–	(12.62)	3.74	2.51	1.35	1.26
MSCI AC Asia Pacific Index (Net)[4]	–	–	–	–	(12.32)	1.31	1.92	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Foreign investments are especially volatile and can rise or fall dramatically due to differences in the political and economic conditions of the host country. These risks are generally intensified in emerging markets. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to geographic risk and smaller-company securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Asia Pacific Fund	5

Ten largest holdings (%) as of April 30, 2016[5]
Mitsui Fudosan Company Limited	2.47
Japan Airlines Company Limited	2.00
China Construction Bank H Shares	1.89
LG Chem Limited	1.81
China Mobile Limited	1.78
Bridgestone Corporation	1.71
Sekisui House Limited	1.70
Baidu Incorporated ADR	1.66
Industrial & Commercial Bank of China Limited H Shares	1.58
Mitsubishi UFJ Financial Group Incorporated	1.56

Sector distribution as of April 30, 2016[6]

Country allocation as of April 30, 2016[6]

[1]	Historical performance shown for the Class A shares prior to its inception reflects the performance of the former Investor Class shares, and includes the higher expenses applicable to the former Investor Class shares. If these expenses has not been included, returns would be higher. Historical performance shown for the Class C shares prior to its inception is based on the performance of the former Investor Class shares, and has been adjusted to reflect the higher expenses applicable to Class C shares. Historical performance shown for Administrator and Institutional Class shares prior to their inception reflects the performance of Class A shares, and includes the higher expenses applicable to Class A shares. If these expenses had not been included, returns would be higher.

[2]	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.01% in acquired fund fees and expenses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include acquired fund fees and expenses.

[3]	The manager has committed through February 28, 2017, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver at 1.60% for Class A, 2.35% for Class C, 1.50% for Administrator Class, and 1.25% for Institutional Class. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

[4]	The Morgan Stanley Capital International (MSCI) All Country (AC) Asia Pacific Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of the developed and emerging markets in the Pacific region. The MSCI AC Asia Pacific Index (Net) consists of the following 12 developed and emerging markets countries: Australia, China, Hong Kong, Indonesia, Japan, Korea, Malaysia, New Zealand, the Philippines, Singapore, Taiwan, and Thailand. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. You cannot invest directly in an index.

[5]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[6]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

6	Wells Fargo Asia Pacific Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from November 1, 2015 to April 30, 2016.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 11-1-2015	Ending account value 4-30-2016	Expenses paid during the period[1]	Net annualized expense ratio
Class A
Actual	$1,000.00	$981.77	$7.88	1.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.91	$8.02	1.60%
Class C
Actual	$1,000.00	$978.12	$11.56	2.35%
Hypothetical (5% return before expenses)	$1,000.00	$1,013.18	$11.76	2.35%
Administrator Class
Actual	$1,000.00	$981.89	$7.05	1.43%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.75	$7.17	1.43%
Institutional Class
Actual	$1,000.00	$983.25	$6.16	1.25%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.65	$6.27	1.25%

[1]	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—April 30, 2016 (unaudited)	Wells Fargo Asia Pacific Fund	7

Security name	Shares	Value

Common Stocks: 93.65%

Australia: 5.84%
AMP Limited (Financials, Insurance)	198,057	$885,485
BHP Billiton Limited (Materials, Metals & Mining)	91,400	1,437,177
Commonwealth Bank of Australia (Financials, Banks)	13,500	758,460
Healthscope Limited (Health Care, Health Care Providers & Services)	681,600	1,409,652
Medibank Private Limited (Financials, Insurance)	511,627	1,221,509
MYOB Group Limited (Information Technology, Internet Software & Services)	676,700	1,749,398
Suncorp Group Limited (Financials, Insurance)	123,300	1,171,889

		8,633,570

China: 20.76%
Alibaba Group Holding Limited ADR (Information Technology, Internet Software & Services) †	29,700	2,285,118
AviChina Industry & Technology Company Limited H Shares (Industrials, Aerospace & Defense)	2,137,000	1,498,702
Baidu Incorporated ADR (Information Technology, Internet Software & Services) †	12,641	2,456,146
Beijing Enterprises Water Group Limited (Utilities, Water Utilities)	1,222,000	732,548
China Everbright International Limited (Industrials, Commercial Services & Supplies)	579,000	650,889
China Construction Bank H Shares (Financials, Banks)	4,335,000	2,788,698
China Galaxy Securities Company Limited H Shares (Financials, Capital Markets)	817,000	720,427
China Longyuan Power Group Corporation H Shares (Utilities, Independent Power & Renewable Electricity Producers)	1,470,000	1,021,452
China Merchants Bank Company Limited H Shares (Financials, Banks)	344,000	756,570
China Mobile Limited (Telecommunication Services, Wireless Telecommunication Services)	229,500	2,631,725
China Overseas Land & Investment Limited (Financials, Real Estate Management & Development)	522,000	1,665,549
China Petroleum & Chemical Corporation H Shares (Energy, Oil, Gas & Consumable Fuels)	2,854,000	2,034,656
China Power International Development Limited (Utilities, Independent Power & Renewable Electricity Producers)	1,238,000	531,467
China State Construction International Holdings Limited (Industrials, Construction & Engineering)	462,000	721,866
China Unicom Limited (Telecommunication Services, Diversified Telecommunication Services)	530,000	625,869
COSCO Pacific Limited (Industrials, Transportation Infrastructure)	630,241	671,117
Huaneng Renewables Corporation Limited H Shares (Utilities, Independent Power & Renewable Electricity Producers)	4,424,000	1,311,761
Industrial & Commercial Bank of China Limited H Shares (Financials, Banks)	4,315,000	2,341,934
PetroChina Company Limited H Shares (Energy, Oil, Gas & Consumable Fuels)	2,298,000	1,691,601
Ping An Insurance (Group) Company of China Limited H Shares (Financials, Insurance)	154,500	729,986
Sinotrans Limited H Shares (Industrials, Air Freight & Logistics)	2,484,000	1,152,832
Zijin Mining Group Company Limited H Shares (Materials, Metals & Mining)	3,030,000	1,003,893
ZTE Corporation H Shares (Information Technology, Communications Equipment)	439,400	686,554

		30,711,360

Hong Kong: 0.55%
China Gas Holdings Limited (Utilities, Gas Utilities)	566,000	818,693

		818,693

India: 7.77%
Astra Microwave Products Limited (Information Technology, Communications Equipment)	315,900	585,318
Bharti Infratel Limited (Telecommunication Services, Diversified Telecommunication Services)	136,500	771,607
Coal India Limited (Energy, Oil, Gas & Consumable Fuels)	390,600	1,696,251
Emami Limited (Consumer Staples, Personal Products)	58,800	892,460
HDFC Bank Limited (Financials, Banks)	95,200	1,625,203
Hindalco Industries Limited (Materials, Metals & Mining)	645,200	937,208
Inox Wind Limited (Industrials, Electrical Equipment) †	157,300	644,567
Larsen & Toubro Limited (Industrials, Construction & Engineering)	33,400	631,745

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Asia Pacific Fund	Portfolio of investments—April 30, 2016 (unaudited)

Security name	Shares	Value

India (continued)
Maruti Suzuki India Limited (Consumer Discretionary, Automobiles)	26,100	$1,493,146
Reliance Industries Limited (Energy, Oil, Gas & Consumable Fuels)	64,300	952,625
Suzlon Energy Limited (Industrials, Electrical Equipment) †	2,303,000	519,069
Voltas Limited (Industrials, Construction & Engineering)	167,900	742,932

		11,492,131

Indonesia: 3.91%
PT Bank Rakyat Indonesia Tbk (Financials, Banks)	912,400	716,056
PT Blue Bird Tbk (Industrials, Road & Rail)	2,381,600	772,914
PT Bumi Serpong Damai Tbk (Financials, Real Estate Management & Development)	5,170,500	725,313
PT Indocement Tunggal Prakarsa Tbk (Materials, Construction Materials)	582,800	871,681
PT Siloam International Hospitals Tbk (Health Care, Health Care Providers & Services)	1,270,000	813,732
PT Telekomunikasi Indonesia Persero Tbk (Telecommunication Services, Diversified Telecommunication Services)	7,029,400	1,892,203

		5,791,899

Japan: 30.29%
Bridgestone Corporation (Consumer Discretionary, Auto Components)	66,900	2,525,860
FUJIFILM Holdings Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	40,700	1,711,000
Hitachi Limited (Information Technology, Electronic Equipment, Instruments & Components)	335,000	1,583,258
Isuzu Motors Limited (Consumer Discretionary, Automobiles)	93,500	1,026,639
Japan Airlines Company Limited (Industrials, Airlines)	80,800	2,956,483
Japan Hotel REIT Investment Corporation (Financials, REITs)	2,000	1,824,416
Japan Rental Housing Investment Incorporated (Financials, REITs)	2,400	1,900,433
Japan Tobacco Incorporated (Consumer Staples, Tobacco)	28,300	1,181,201
Kawasaki Heavy Industries Limited (Industrials, Machinery)	406,000	1,173,978
Kubota Corporation (Industrials, Machinery)	101,300	1,529,674
Matsumotokiyoshi Holdings Company Limited (Consumer Staples, Food & Staples Retailing)	31,600	1,582,521
Mitsubishi Electric Corporation (Industrials, Electrical Equipment)	79,000	866,604
Mitsubishi UFJ Financial Group Incorporated (Financials, Banks)	486,000	2,310,783
Mitsui Fudosan Company Limited (Financials, Real Estate Management & Development)	146,000	3,652,398
Nagoya Railroad Company Limited (Industrials, Road & Rail)	303,000	1,550,438
Nippon Telegraph and Telephone Corporation (Telecommunication Services, Diversified Telecommunication Services)	18,900	849,868
NTT DOCOMO Incorporated (Telecommunication Services, Wireless Telecommunication Services)	77,500	1,885,424
Obayashi Corporation (Industrials, Construction & Engineering)	72,000	719,044
ORIX Corporation (Financials, Diversified Financial Services)	136,700	1,989,078
Otsuka Corporation (Information Technology, IT Services)	23,200	1,131,384
Panasonic Corporation (Consumer Discretionary, Household Durables)	139,700	1,284,793
Resona Holdings Incorporated (Financials, Banks)	295,600	1,069,571
Sekisui House Limited (Consumer Discretionary, Household Durables)	141,700	2,520,041
Skylark Company Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	55,000	712,496
Sumitomo Mitsui Trust Holdings Incorporated (Financials, Banks)	641,000	2,025,922
Toyota Motor Corporation (Consumer Discretionary, Automobiles)	36,900	1,922,122
Tsukui Corporation (Health Care, Health Care Providers & Services)	107,900	1,331,144

		44,816,573

Malaysia: 1.05%
IHH Healthcare Bhd (Health Care, Health Care Providers & Services)	493,400	827,280
Tenaga Nasional Bhd (Utilities, Electric Utilities)	196,300	721,584

		1,548,864

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—April 30, 2016 (unaudited)	Wells Fargo Asia Pacific Fund	9

Security name	Shares	Value

New Zealand: 1.53%
Air New Zealand Limited (Industrials, Airlines)	491,200	$843,732
SKYCITY Entertainment Group Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	415,800	1,419,725

		2,263,457

Philippines: 1.61%
ABS-CBN Holdings Corporation (Consumer Discretionary, Media)	656,550	812,155
Globe Telecom Incorporated (Telecommunication Services, Wireless Telecommunication Services)	17,625	824,724
Metro Pacific Investments Corporation (Financials, Diversified Financial Services)	6,082,700	752,432

		2,389,311

Singapore: 2.47%
City Developments Limited (Financials, Real Estate Management & Development)	113,600	704,483
Singapore Post Limited (Industrials, Air Freight & Logistics)	916,000	1,069,353
Singapore Technologies Engineering Limited (Industrials, Aerospace & Defense)	322,000	770,971
Singapore Telecommunications Limited (Telecommunication Services, Diversified Telecommunication Services)	386,100	1,108,188

		3,652,995

South Korea: 8.69%
Hana Financial Group Incorporated (Financials, Banks)	51,790	1,165,889
Hyundai Motor Company (Consumer Discretionary, Automobiles)	5,600	705,283
KB Financial Group Incorporated (Financials, Banks)	39,500	1,206,424
Korea Electric Power Corporation (Utilities, Electric Utilities)	35,190	1,908,673
LG Chem Limited (Materials, Chemicals)	10,300	2,684,834
Macquarie Korea Infrastructure Fund (Financials, Capital Markets)	203,900	1,515,739
POSCO (Materials, Metals & Mining)	8,200	1,730,823
Samsung Electronics Company Limited (Information Technology, Technology Hardware, Storage & Peripherals)	663	724,447
SK Telecom Company Limited (Telecommunication Services, Wireless Telecommunication Services)	6,700	1,211,339

		12,853,451

Taiwan: 7.79%
Advanced Semiconductor Engineering Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)	718,000	675,636
Chicony Electronics Company Limited (Information Technology, Technology Hardware, Storage & Peripherals)	362,598	871,278
CTBC Financial Holding Company Limited (Financials, Banks)	1,430,163	727,209
Hon Hai Precision Industry Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	679,350	1,623,969
King Yuan Electronics Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	1,047,000	925,170
Largan Precision Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	12,000	844,573
MediaTek Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)	97,000	691,719
Siliconware Precision Industries Company (Information Technology, Semiconductors & Semiconductor Equipment)	673,000	999,495
Taiwan Semiconductor Manufacturing Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	387,000	1,799,833
Uni-President Enterprises Corporation (Consumer Staples, Food Products)	413,000	745,252
United Microelectronics Corporation (Information Technology, Semiconductors & Semiconductor Equipment)	2,180,000	811,087
WPG Holdings Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	761,000	814,017

		11,529,238

Thailand: 1.39%
Major Cineplex Group PCL (Consumer Discretionary, Media)	1,283,300	1,157,285

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Asia Pacific Fund	Portfolio of investments—April 30, 2016 (unaudited)

Security name			Shares	Value

Thailand (continued)
The Siam Cement PCL (Materials, Construction Materials)			63,700	$893,587

				2,050,872

Total Common Stocks (Cost $140,450,232)				138,552,414

		Expiration date

Participation Notes: 2.42%

China: 2.42%
HSBC Bank plc (Han’s Laser Technology Industry Group Company Limited Class A) (Industrials, Machinery) †		3-18-2019	229,000	767,793
HSBC Bank plc (Inner Monglolia Yili Industrial Group Company Limited Class A) (Consumer Staples, Food Products) †		9-25-2023	344,600	798,406
UBS AG (China Vanke Company Limited Class A) (Financials, Real Estate Management & Development) †(a)		5-4-2018	375,000	1,232,564
UBS AG (Shanghai International Air Company Limited Class A) (Industrials, Transportation Infrastructure) †		8-29-2016	187,382	785,970

Total Participation Notes (Cost $3,171,098)				3,584,733

	Dividend yield

Preferred Stocks: 1.49%

South Korea: 1.49%
Samsung Electronics Company Limited (Information Technology, Technology Hardware, Storage & Peripherals) ±	1.97%		2,400	2,196,946

Total Preferred Stocks (Cost $1,866,044)				2,196,946

	Yield
Short-Term Investments: 1.77%

Investment Companies: 1.77%
Wells Fargo Cash Investment Money Market Fund Select Class (l)(u)	0.43		2,613,447	2,613,447

Total Short-Term Investments (Cost $2,613,447)				2,613,447

Total investments in securities (Cost $148,100,821) *	99.33%	146,947,540
Other assets and liabilities, net	0.67	991,841

Total net assets	100.00%	$147,939,381

†	Non-income-earning security

(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.

±	Variable rate investment. The rate shown is the rate in effect at period end.

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $149,635,806 and unrealized gains (losses) consists of:

Gross unrealized gains	$12,592,293
Gross unrealized losses	(15,280,559)

Net unrealized losses	$(2,688,266)

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—April 30, 2016 (unaudited)	Wells Fargo Asia Pacific Fund	11

Assets
Investments
In unaffiliated securities, at value (cost $145,487,374)	$144,334,093
In affiliated securities, at value (cost $2,613,447)	2,613,447

Total investments, at value (cost $148,100,821)	146,947,540
Foreign currency, at value (cost $303,762)	307,032
Receivable for investments sold	610,793
Receivable for Fund shares sold	34,164
Receivable for dividends	564,605
Receivable for securities lending income	657
Prepaid expenses and other assets	37,456

Total assets	148,502,247

Liabilities
Payable for investments purchased	91,528
Payable for Fund shares redeemed	191,595
Management fee payable	116,626
Distribution fee payable	1,710
Administration fees payable	25,040
Custodian and accounting fees payable	73,939
Shareholder servicing fees payable	29,606
Accrued expenses and other liabilities	32,822

Total liabilities	562,866

Total net assets	$147,939,381

NET ASSETS CONSIST OF
Paid-in capital	$264,791,664
Overdistributed net investment income	(353,417)
Accumulated net realized losses on investments	(115,375,541)
Net unrealized losses on investments	(1,123,325)

Total net assets	$147,939,381

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$125,202,316
Shares outstanding – Class A1	10,900,247
Net asset value per share – Class A	$11.49
Maximum offering price per share – Class A2	$12.19
Net assets – Class C	$2,682,196
Shares outstanding – Class C1	246,369
Net asset value per share – Class C	$10.89
Net assets – Administrator Class	$11,602,580
Shares outstanding – Administrator Class[1]	1,030,080
Net asset value per share – Administrator Class	$11.26
Net assets – Institutional Class	$8,452,289
Shares outstanding – Institutional Class[1]	750,796
Net asset value per share – Institutional Class	$11.26

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Asia Pacific Fund	Statement of operations—six months ended April 30, 2016 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $170,050)	$1,531,881
Securities lending income, net	6,865
Income from affiliated securities	5,326

Total investment income	1,544,072

Expenses
Management fee	747,278
Administration fees
Class A	131,251
Class C	3,079
Administrator Class	7,831
Institutional Class	6,159
Shareholder servicing fees
Class A	155,961
Class C	3,665
Administrator Class	15,059
Distribution fee
Class C	10,994
Custody and accounting fees	73,364
Professional fees	24,708
Registration fees	38,371
Shareholder report expenses	25,360
Trustees’ fees and expenses	8,363
Other fees and expenses	11,985

Total expenses	1,263,428
Less: Fee waivers and/or expense reimbursements	(83,457)

Net expenses	1,179,971

Net investment income	364,101

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized losses on investments	(1,494,820)
Net change in unrealized gains (losses) on investments	(2,585,604)

Net realized and unrealized gains (losses) on investments	(4,080,424)

Net decrease in net assets resulting from operations	$(3,716,323)

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Asia Pacific Fund	13

	Six months ended April 30, 2016 (unaudited)		Year ended October 31, 2015

Operations
Net investment income		$364,101		$1,087,833
Net realized gains (losses) on investments		(1,494,820)		5,808,777
Net change in unrealized gains (losses) on investments		(2,585,604)		(10,236,642)

Net decrease in net assets resulting from operations		(3,716,323)		(3,340,032)

Distributions to shareholders from
Net investment income
Class A		(2,403,259)		(82,320)
Class C		(44,466)		(18,378)
Administrator Class		(274,359)		(197,300)
Institutional Class		(250,376)		(18,960)
Investor Class		N/A		(1,661,776)[1]

Total distributions to shareholders		(2,972,460)		(1,978,734)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	914,825	10,357,112	11,260,731	136,016,227
Class C	12,682	137,729	140,676	1,691,622
Administrator Class	42,643	466,052	1,087,437	13,023,913
Institutional Class	91,556	1,020,858	971,690	10,822,354
Investor Class	N/A	N/A	3,572,603 [1]	44,979,487 [1]

		11,981,751		206,533,603

Reinvestment of distributions
Class A	203,382	2,336,858	6,243	74,538
Class C	3,274	35,719	1,201	13,666
Administrator Class	24,161	272,051	16,772	196,572
Institutional Class	20,214	227,203	687	8,043
Investor Class	N/A	N/A	138,610 [1]	1,630,058 [1]

		2,871,831		1,922,877

Payment for shares redeemed
Class A	(1,758,016)	(19,672,466)	(281,262)	(3,389,825)
Class C	(79,062)	(834,496)	(42,158)	(493,632)
Administrator Class	(235,207)	(2,590,265)	(1,069,973)	(12,472,235)
Institutional Class	(301,651)	(3,282,183)	(73,533)	(850,292)
Investor Class	N/A	N/A	(16,272,754)[1]	(194,126,550)[1]

		(26,379,410)		(211,332,534)

Net decrease in net assets resulting from capital share transactions		(11,525,828)		(2,876,054)

Total decrease in net assets		(18,214,611)		(8,194,820)

Net assets
Beginning of period		166,153,992		174,348,812

End of period		$147,939,381		$166,153,992

Undistributed (overdistributed) net investment income		$(353,417)		$2,254,942

[1]	For the period from November 1, 2014 to October 23, 2015. Effective at the close of business on October 23, 2015, Investor Class shares were converted to Class A shares and are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Asia Pacific Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended April 30, 2016 (unaudited)	Year ended October 31
CLASS A		2015	2014	2013	2012	2011
Net asset value, beginning of period	$11.92	$12.18	$11.72	$10.19	$9.30	$10.15
Net investment income	0.03	0.04 [1]	0.09 [1]	0.12 [1]	0.10 [1]	0.08 [1]
Net realized and unrealized gains (losses) on investments	(0.25)	(0.16)	0.67	1.79	0.79	(0.89)

Total from investment operations	(0.22)	(0.12)	0.76	1.91	0.89	(0.81)
Distributions to shareholders from
Net investment income	(0.21)	(0.14)	(0.30)	(0.38)	0.00	(0.04)
Net asset value, end of period	$11.49	$11.92	$12.18	$11.72	$10.19	$9.30
Total return[2]	(1.82)%	(0.95)%	6.61%	19.24%	9.57%	(7.97)%
Ratios to average net assets (annualized)
Gross expenses	1.70%	1.72%	1.71%	1.79%	1.86%	1.73%
Net expenses	1.60%	1.60%	1.60%	1.60%	1.60%	1.60%
Net investment income	0.48%	0.34%	0.80%	1.08%	1.04%	0.83%
Supplemental data
Portfolio turnover rate	23%	113%	113%	187%	163%	196%
Net assets, end of period (000s omitted)	$125,202	$137,578	$6,755	$8,720	$5,699	$31,000

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Asia Pacific Fund	15

(For a share outstanding throughout each period)

	Six months ended April 30, 2016 (unaudited)	Year ended October 31
CLASS C		2015	2014	2013	2012	2011
Net asset value, beginning of period	$11.29	$11.57	$11.15	$9.73	$8.98	$9.96
Net investment income (loss)	(0.06)	(0.00)[1,2]	0.01 [1]	0.05	0.09 [1]	0.01
Net realized and unrealized gains (losses) on investments	(0.19)	(0.20)	0.63	1.69	0.69	(0.86)

Total from investment operations	(0.25)	(0.20)	0.64	1.74	0.78	(0.85)
Distributions to shareholders from
Net investment income	(0.15)	(0.08)	(0.22)	(0.32)	(0.03)	(0.13)
Net asset value, end of period	$10.89	$11.29	$11.57	$11.15	$9.73	$8.98
Total return[3]	(2.19)%	(1.71)%	5.76%	18.44%	8.78%	(8.67)%
Ratios to average net assets (annualized)
Gross expenses	2.45%	2.46%	2.46%	2.54%	2.62%	2.48%
Net expenses	2.35%	2.35%	2.35%	2.35%	2.35%	2.35%
Net investment income (loss)	(0.35)%	(0.01)%	0.12%	0.37%	0.92%	0.18%
Supplemental data
Portfolio turnover rate	23%	113%	113%	187%	163%	196%
Net assets, end of period (000s omitted)	$2,682	$3,495	$2,427	$1,980	$1,673	$1,274

[1]	Calculated based upon average shares outstanding

[2]	Amount is less than $0.005.

[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Asia Pacific Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended April 30, 2016 (unaudited)	Year ended October 31
ADMINISTRATOR CLASS		2015	2014	2013	2012	2011
Net asset value, beginning of period	$11.72	$11.99	$11.54	$10.04	$9.29	$10.15
Net investment income	0.03	0.11 [1]	0.12 [1]	0.14 [1]	0.17	0.12 [1]
Net realized and unrealized gains (losses) on investments	(0.24)	(0.21)	0.65	1.77	0.71	(0.89)

Total from investment operations	(0.21)	(0.10)	0.77	1.91	0.88	(0.77)
Distributions to shareholders from
Net investment income	(0.25)	(0.17)	(0.32)	(0.41)	(0.13)	(0.09)
Net asset value, end of period	$11.26	$11.72	$11.99	$11.54	$10.04	$9.29
Total return[2]	(1.81)%	(0.83)%	6.86%	19.57%	9.66%	(7.68)%
Ratios to average net assets (annualized)
Gross expenses	1.62%	1.56%	1.52%	1.61%	1.67%	1.52%
Net expenses	1.43%	1.40%	1.40%	1.40%	1.40%	1.39%
Net investment income	0.60%	0.87%	1.04%	1.26%	1.74%	1.14%
Supplemental data
Portfolio turnover rate	23%	113%	113%	187%	163%	196%
Net assets, end of period (000s omitted)	$11,603	$14,048	$13,956	$12,577	$12,860	$13,959

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Asia Pacific Fund	17

(For a share outstanding throughout each period)

	Six months ended April 30, 2016 (unaudited)	Year ended October 31
INSTITUTIONAL CLASS		2015	2014	2013	2012	2011
Net asset value, beginning of period	$11.73	$12.00	$11.55	$10.05	$9.30	$10.15
Net investment income	0.04 [1]	0.15 [1]	0.14 [1]	0.18 [1]	0.18	0.13
Net realized and unrealized gains (losses) on investments	(0.24)	(0.23)	0.65	1.74	0.71	(0.89)

Total from investment operations	(0.20)	(0.08)	0.79	1.92	0.89	(0.76)
Distributions to shareholders from
Net investment income	(0.27)	(0.19)	(0.34)	(0.42)	(0.14)	(0.09)
Net asset value, end of period	$11.26	$11.73	$12.00	$11.55	$10.05	$9.30
Total return[2]	(1.67)%	(0.65)%	6.99%	19.70%	9.90%	(7.55)%
Ratios to average net assets (annualized)
Gross expenses	1.37%	1.36%	1.27%	1.33%	1.42%	1.29%
Net expenses	1.25%	1.25%	1.25%	1.25%	1.25%	1.24%
Net investment income	0.74%	1.27%	1.15%	1.62%	1.86%	1.30%
Supplemental data
Portfolio turnover rate	23%	113%	113%	187%	163%	196%
Net assets, end of period (000s omitted)	$8,452	$11,034	$502	$129	$12	$11

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Asia Pacific Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Asia Pacific Fund (the “Fund”) which is a diversified series of the Trust.

Effective at the close of business on October 23, 2015, Investor Class shares became Class A shares in a tax-free conversion. Shareholders of Investor Class received Class A shares at a value equal to the value of their Investor Class shares immediately prior to the conversion. Investor Class shares are no longer offered by the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On April 30, 2016, such fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes

Notes to financial statements (unaudited)	Wells Fargo Asia Pacific Fund	19

are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Forward foreign currency contracts

The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contract transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

20	Wells Fargo Asia Pacific Fund	Notes to financial statements (unaudited)

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the custodian verifies the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of October 31, 2015, the Fund had capital loss carryforwards available to offset future net realized capital gains in the amount of $113,203,545 with $32,386,341 expiring in 2016; and $80,817,204 expiring in 2017.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to financial statements (unaudited)	Wells Fargo Asia Pacific Fund	21

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of April 30, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :

Common stocks
Australia	$8,633,570	$0	$0	$8,633,570
China	30,711,360	0	0	30,711,360
Hong Kong	818,693	0	0	818,693
India	11,492,131	0	0	11,492,131
Indonesia	5,791,899	0	0	5,791,899
Japan	44,816,573	0	0	44,816,573
Malaysia	1,548,864	0	0	1,548,864
New Zealand	2,263,457	0	0	2,263,457
Philippines	2,389,311	0	0	2,389,311
Singapore	3,652,995	0	0	3,652,995
South Korea	12,853,451	0	0	12,853,451
Taiwan	11,529,238	0	0	11,529,238
Thailand	2,050,872	0	0	2,050,872

Participation notes
China	0	3,584,733	0	3,584,733

Preferred stocks
South Korea	2,196,946	0	0	2,196,946

Short-term investments
Investment companies	2,613,447	0	0	2,613,447
Total assets	$143,362,807	$3,584,733	$0	$146,947,540

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. Fair value pricing that was used in pricing certain foreign securities at the previous period end was not used at April 30, 2016. As a result, common stocks and preferred stocks valued at $111,891,899 and $2,196,946 respectively, were transferred from Level 2 to Level 1 within the fair value hierarchy. The Fund had no material transfers into/out of Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo, is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the applicable subadviser, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 1.00% and declining to 0.83% as the average daily net assets of the Fund increase. For the six months ended April 30, 2016, the management fee was equivalent to an annual rate of 1.00% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.65% and declining to 0.45% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account

22	Wells Fargo Asia Pacific Fund	Notes to financial statements (unaudited)

servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Class A, Class C	0.21%
Administrator Class, Institutional Class	0.13

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through February 28, 2017 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.60% for Class A shares, 2.35% for Class C shares, 1.50% for Administrator Class shares, and 1.25% for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Prior to March 1, 2016, the Fund’s expenses were capped at 1.40% for Administrator Class shares.

Distribution fee

The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended April 30, 2016, Funds Distributor received $877 from the sale of Class A shares and $52 in contingent deferred sales charges from redemptions of Class C shares, respectively.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended April 30, 2016 were $34,112,054 and $48,868,735, respectively.

6. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds) and Wells Fargo Variable Trust are parties to a $200,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.20% of the unused balance is allocated to each participating fund.

For the six months ended April 30, 2016, there were no borrowings by the Fund under the agreement.

7. CONCENTRATION RISK

Concentration risks result from exposure to a limited number of sectors or geographic region. A fund that invest a substantial portion of their assets in any sector or geographic region may be more affected by changes in that sector or geographic region than would be a fund whose investments are not heavily weighted in any sector or geographic region.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

Other information (unaudited)	Wells Fargo Asia Pacific Fund	23

TAX INFORMATION

Pursuant to Section 853 of the Internal Revenue Code, the following amounts were designated as foreign taxes paid for the fiscal year ended October 31, 2015. These amounts may be less than the actual foreign taxes paid for financial statement purposes. Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments. None of the income was derived from ineligible foreign sources as defined under Section 901(j) of the Internal Revenue Code.

Creditable foreign taxes paid	Per share amount	Foreign income as % of ordinary income distributions
$372,616	$0.0266	69.49%

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

24	Wells Fargo Asia Pacific Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 141 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief financial officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he lead a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Mr. Ebsworth is a CFA® charterholder and an Adjunct Lecturer, Finance, at Babson College.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is Chair of Taproot Foundation (non-profit organization), a Board Member of Ruth Bancroft Garden (non-profit organization) and an inactive chartered financial analyst.	Asset Allocation Trust
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Asia Pacific Fund	25

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Michael Whitaker (Born 1967)	Chief Compliance Officer, since 2016*	Executive Vice President of Wells Fargo Funds Management, LLC since 2016. Chief Compliance Officer of Fidelity’s Fixed Income Funds and Asset Allocation Funds from 2008 to 2016, Compliance Officer of FMR Co., Inc. from 2014 to 2016, Fidelity Investments Money Management, Inc. from 2014 to 2016, Fidelity Investments from 2007 to 2016.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007**	Executive Vice President of Wells Fargo Funds Management, LLC since 2014, Senior Vice President and Chief Compliance Officer from 2007 to 2014.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

[1]	Jeremy DePalma acts as Treasurer of 69 funds and Assistant Treasurer of 72 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

*	Michael Whitaker became Chief Compliance Officer effective May 16, 2016.

**	Debra Ann Early was the Chief Compliance Officer until May 15, 2016.

26	Wells Fargo Asia Pacific Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Colombian peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2016 Wells Fargo Funds Management, LLC. All rights reserved.

242228 06-16 SA236/SAR236 04-16

Semi-Annual Report

April 30, 2016

Wells Fargo Diversified International Fund

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of April 30, 2016, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market.
Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Diversified International Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Funds

As the U.S. dollar gained in strength relative to currencies overseas, investment returns earned outside the U.S. were reduced when translated into U.S. dollars.

Investors reacted positively when measurements of manufacturing activity in Japan, the U.S., and China indicated growth.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Diversified International Fund for the six-month period that ended April 30, 2016. During the period, international equity investors confronted concerns about slowing economic growth, particularly in China, and the potential for central bank policies to relieve recessionary pressures and support global business activity. These influences were pervasive throughout the period and caused elevated levels of volatility in international equity markets.

Investors kept a watchful eye on central bank initiatives while global growth slowed.

Persistently low inflation rates and oil prices along with a strengthening U.S. dollar combined to drive international equity prices lower. The U.S. dollar strengthened consistently after 2011 and more quickly following 2014 as expectations grew for an increase in the federal funds rate by the U.S. Federal Reserve (Fed). As the U.S. dollar gained in strength relative to currencies overseas, investment returns earned outside the U.S. were reduced when translated into U.S. dollars. The strong U.S. dollar also put pressure on import prices which, when combined with lower costs for fuel and other commodities, restrained inflation and prompted recession fears among investors.

Further dampening the international investment outlook in December was the lack of a deal to freeze or reduce oil output in an effort to stabilize prices among members of the Organization of Petroleum Exporting Countries. The lack of an agreement on a strategy to increase oil prices from their low levels left many investors doubtful of investment opportunities in emerging markets. In addition, the People’s Bank of China (PBOC) guided its currency’s value lower relative to a basket of foreign currencies. While the effort was seen as consistent with the government’s efforts to move China’s economy to a more global market-based footing, the currency devaluation tended to heighten fears of recession.

Central bank policies demonstrate resolve to reignite global economic growth.

As the end of 2015 approached, investors did take some reassurance from the decision of the European Central Bank (ECB) to push the deposit interest rate further into negative territory. Negative interest rates are intended to encourage banks to lend assets held in reserve rather than keep them on deposit, which could help spark business activity. The ECB also expanded and extended its bond-buying program, which helped inject liquidity into the markets and encourage investment. As anticipated, the Fed announced the long-awaited increase to the federal funds rate in December and suggested it planned to pursue additional increases in 2016.

In January 2016, the Bank of Japan (BOJ) followed the ECB’s lead by setting a negative deposit rate. A negative measurement for Japan’s gross domestic product in the fourth quarter may have prompted the BOJ’s accommodative initiative. Observing the actions of central banks overseas to implement policies that would accommodate higher levels of business activity, the Fed acknowledged that risks to global growth existed and indicated it would base further rate increases on data indicating the risks were being successfully addressed. Counterbalancing the accommodation of central banks were industrial production slowdowns stemming from plant closures in China due to elevated air pollution levels, the lack of further accommodative action by the ECB in January, and fresh declines in oil prices. Stocks worldwide entered correction territory, defined as a decline of 10% or more.

In February 2016, markets around the world hit low points before starting to rebound in the middle of the month. Investors reacted positively when measurements of manufacturing activity in Japan, the U.S., and China indicated growth. The PBOC reduced reserve ratios in February, which was intended to encourage banks to increase lending. Investors also were influenced favorably by further accommodation by the ECB in March, when the bank pushed negative interest rates lower, which ratcheted up pressure on banks to lend. The ECB also

Letter to shareholders (unaudited)	Wells Fargo Diversified International Fund	3

expanded its bond-buying program once again and took additional steps to lower costs for borrowers. March proved to be the strongest month for international stock index performance during the period. For the month, the Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index (Net)1 gained 6.5%, the MSCI World Index2 increased 6.8%, the MSCI All Country World Index (ACWI) ex USA Index (Net)3 moved up 8.1%, and the S&P Developed Small Cap Index4 gained 8.6%. More positive, albeit lower, returns followed in April.

With the exception of the S&P Developed Small Cap Index, strong March and April returns were not enough to push performance of the indexes into positive territory for the period. For the six-month period that ended April 30, 2016, the MSCI EAFE Index (Net) returned -3.1%, the MSCI World Index returned -1.1%, and the MSCI ACWI ex USA Index (Net) returned -1.8%; the S&P Developed Small Cap Index gained 3.2%.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Funds

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

[1]	The Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The MSCI EAFE Index (Net) consists of the following 21 developed markets country indexes: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[2]	The MSCI World Index is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets. The MSCI World Index consists of the following 23 developed markets country indexes: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. You cannot invest directly in an index.

[3]	The MSCI All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI ACWI ex USA Index (Net) consists of 45 country indexes comprising 22 developed and 23 emerging markets country indexes. The developed markets country indexes included are Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The emerging markets country indexes included are Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Peru, the Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey, and United Arab Emirates. You cannot invest directly in an index.

[4]	The S&P Developed Small Cap Index is a free-float-adjusted market-capitalization-weighted index designed to measure the equity market performance of small-capitalization companies located in developed markets. The index is composed of companies within the bottom 15% of the cumulative market capitalization in developed markets. The index covers all publicly listed equities with float-adjusted market values of U.S. $100 million or more and annual dollar value traded of at least U.S. $50 million in all included countries. You cannot invest directly in an index.

4	Wells Fargo Diversified International Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term total capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadvisers

Artisan Partners Limited Partnership

LSV Asset Management

Wells Capital Management Incorporated

Portfolio managers

Josef Lakonishok, Ph.D.

Puneet Mansharamani, CFA®

Menno Vermeulen, CFA®

Dale A. Winner, CFA®

Mark L. Yockey, CFA®

Average annual total returns (%) as of April 30, 20161

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (SILAX)	9-24-1997	(17.24)	0.40	0.34	(12.22)	1.59	0.94	1.82	1.35
Class B (SILBX)*	9-24-1997	(17.89)	0.45	0.43	(12.89)	0.84	0.43	2.57	2.10
Class C (WFECX)	4-1-1998	(13.82)	0.83	0.21	(12.82)	0.83	0.21	2.57	2.10
Class R (WDIHX)	9-30-2015	–	–	–	(12.46)	1.39	0.77	2.07	1.60
Class R6 (WDIRX)	9-30-2015	–	–	–	(11.93)	1.80	1.15	1.39	0.89
Administrator Class (WFIEX)	11-8-1999	–	–	–	(12.09)	1.76	1.14	1.74	1.25
Institutional Class (WFISX)	8-31-2006	–	–	–	(11.84)	1.95	1.33	1.49	0.99
MSCI EAFE Index (Net)[4]	–	–	–	–	(9.32)	1.69	1.61	–	–
*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R, Class R6, Administrator Class, and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Foreign investments are especially volatile and can rise or fall dramatically due to differences in the political and economic conditions of the host country. These risks are generally intensified in emerging markets. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to smaller-company securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Diversified International Fund	5

Ten largest holdings (%) as of April 30, 2016[5]
Bayer AG	2.46
Medtronic plc	1.75
Nestle SA	1.51
Japan Tobacco Incorporated	1.31
Siemens AG	1.14
Rheinmetall AG	1.11
Vodafone Group plc	1.11
AIA Group Limited	1.11
Zurich Insurance Group AG	1.06
Metro AG	1.06

Sector distribution as of April 30, 2016[6]

Country allocation as of April 30, 2016[6]

[1]	Historical performance shown for the Class R shares prior to their inception reflects the performance of the Administrator Class shares, adjusted to reflect the higher expenses applicable to Class R shares. Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the Administrator Class shares, and includes the higher expenses applicable to Administrator Class shares. If these expenses had not been included, returns for Class R6 would be higher. Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Administrator Class shares, and includes the higher expenses applicable to the Administrator Class shares. If these expenses had not been included, returns would be higher.

[2]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]	The manager has contractually committed through February 28, 2017 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Operating Expenses After Fee Waiver at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

[4]	The Morgan Stanley Capital International (MSCI) Europe, Australasia, and Far East (EAFE) Index (Net) is a free-float-adjusted market-capitalization weighted index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The MSCI EAFE Index (Net) consists of the following 21 developed markets country indexes: Australia, Austria, Belgium, Denmark, Finland, France, Germany,
Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the
United Kingdom. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[5]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[6]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

6	Wells Fargo Diversified International Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from November 1, 2015 to April 30, 2016.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 11-1-2015	Ending account value 4-30-2016	Expenses paid during the period¹	Net annualized expense ratio
Class A
Actual	$1,000.00	$956.92	$6.57	1.35%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.15	$6.77	1.35%
Class B
Actual	$1,000.00	$953.26	$10.20	2.10%
Hypothetical (5% return before expenses)	$1,000.00	$1,014.42	$10.52	2.10%
Class C
Actual	$1,000.00	$953.78	$10.20	2.10%
Hypothetical (5% return before expenses)	$1,000.00	$1,014.42	$10.52	2.10%
Class R
Actual	$1,000.00	$955.81	$7.78	1.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.91	$8.02	1.60%
Class R6
Actual	$1,000.00	$959.38	$4.34	0.89%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.44	$4.47	0.89%
Administrator Class
Actual	$1,000.00	$957.61	$6.08	1.25%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.65	$6.27	1.25%
Institutional Class
Actual	$1,000.00	$959.13	$4.82	0.99%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.94	$4.97	0.99%

[1]	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—April 30, 2016 (unaudited)	Wells Fargo Diversified International Fund	7

Security name	Shares	Value

Common Stocks: 93.52%

Australia: 1.74%
Arrium Limited (Materials, Metals & Mining) †(a)	397,400	$6,648
Asaleo Care Limited (Consumer Staples, Personal Products)	114,700	171,808
Automotive Holdings Group (Consumer Discretionary, Specialty Retail)	45,500	135,616
Bendigo Bank Limited (Financials, Banks)	26,100	184,957
Challenger Financial Services Group Limited (Financials, Diversified Financial Services)	36,300	247,302
CSR Limited (Materials, Construction Materials)	59,900	155,764
Downer EDI Limited (Industrials, Commercial Services & Supplies)	42,300	119,646
Harvey Norman Holdings Limited (Consumer Discretionary, Multiline Retail)	65,000	221,414
Lend Lease Corporation Limited (Financials, Real Estate Management & Development)	24,500	236,583
Metcash Limited (Consumer Staples, Food & Staples Retailing) †	28,500	38,139
Mineral Resources Limited (Materials, Metals & Mining)	14,900	83,949
Primary Health Care Limited (Health Care, Health Care Providers & Services)	34,700	91,553
Qantas Airways Limited (Industrials, Airlines)	59,300	145,186
Seven Group Holdings Limited (Industrials, Trading Companies & Distributors)	15,300	68,055
United Construction Group Limited (Industrials, Construction & Engineering) †	14,100	33,878

		1,940,498

Austria: 0.28%
OMV AG (Energy, Oil, Gas & Consumable Fuels)	5,300	159,062
Voestalpine AG (Materials, Metals & Mining)	4,300	154,999

		314,061

Belgium: 1.04%
Anheuser-Busch InBev NV (Consumer Staples, Beverages)	1,928	238,648
Delhaize Group SA (Consumer Staples, Food & Staples Retailing)	3,600	377,303
Telenet Group Holding NV (Consumer Discretionary, Media) †	5,898	293,102
UCB SA (Health Care, Pharmaceuticals)	3,419	255,841

		1,164,894

Brazil: 0.34%
Banco do Brasil SA (Financials, Banks)	19,000	122,146
Companhia de Saneamento de Minas Gerais SA (Utilities, Water Utilities)	5,300	33,132
Cosan Limited Class A (Energy, Oil, Gas & Consumable Fuels)	7,976	42,911
JBS SA (Consumer Staples, Food Products)	67,500	177,422

		375,611

Canada: 2.01%
Cameco Corporation (Energy, Oil, Gas & Consumable Fuels)	57,562	720,101
Canadian Pacific Railway Limited (Industrials, Road & Rail)	3,887	560,700
Lundin Mining Corporation (Materials, Metals & Mining) †	99,259	390,011
Magna International Incorporated Class A (Consumer Discretionary, Auto Components)	9,100	382,219
Metro Incorporated (Consumer Staples, Food & Staples Retailing)	1,100	36,813
WestJet Airlines Limited (Industrials, Airlines)	9,200	153,981

		2,243,825

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Diversified International Fund	Portfolio of investments—April 30, 2016 (unaudited)

Security name	Shares	Value

China: 4.86%
Baidu Incorporated ADR (Information Technology, Internet Software & Services) †	2,326	$451,942
China Communications Services Corporation Limited H Shares (Telecommunication Services, Diversified Telecommunication Services)	220,000	104,088
China Everbright Limited (Financials, Capital Markets)	428,000	849,721
China Mobile Limited (Telecommunication Services, Wireless Telecommunication Services)	54,000	619,229
China Petroleum & Chemical Corporation H Shares (Energy, Oil, Gas & Consumable Fuels)	218,000	155,415
China Railway Construction Corporation Limited H Shares (Industrials, Construction & Engineering)	141,500	180,959
Dongfeng Motor Group Company Limited H Shares (Consumer Discretionary, Automobiles)	788,000	865,521
Industrial & Commercial Bank of China Limited H Shares (Financials, Banks)	927,000	503,122
PICC Property & Casualty Company Limited H Shares (Financials, Insurance)	89,000	162,926
Shanghai Pharmaceuticals Holding Company Limited H Shares (Health Care, Pharmaceuticals)	226,000	480,733
Shenzhen International Holdings Limited (Industrials, Transportation Infrastructure)	49,500	81,044
TCL Communication Technology Holdings Limited (Information Technology, Technology Hardware, Storage & Peripherals)	117,000	76,020
Tencent Holdings Limited (Information Technology, Internet Software & Services)	14,200	290,887
Universal Health International Group Holding Limited (Health Care, Health Care Providers & Services)	382,000	34,473
Xinyi Solar Holdings Limited (Information Technology, Semiconductors & Semiconductor Equipment)	562,000	222,426
Xtep International Holdings Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	468,050	276,960
Yantai Changyu Pioneer Wine Company Limited Class B (Consumer Staples, Beverages)	23,400	74,150

		5,429,616

Czech Republic: 0.09%
CEZ AS (Utilities, Electric Utilities)	4,900	95,722

Denmark: 0.18%
ISS A/S (Industrials, Commercial Services & Supplies)	2,420	91,890
Sydbank AG (Financials, Banks)	4,000	113,113

		205,003

Finland: 0.12%
TietoEnator Oyj (Information Technology, IT Services)	5,300	139,157

France: 7.03%
Alstom SA (Industrials, Machinery) †	5,100	130,343
Arkema SA (Materials, Chemicals)	910	72,606
AXA SA (Financials, Insurance)	11,300	284,854
BNP Paribas SA (Financials, Banks)	4,400	232,967
Compagnie de Saint-Gobain SA (Industrials, Building Products)	25,134	1,151,044
Compagnie Generale des Etablissements Michelin SCA Class B (Consumer Discretionary, Auto Components)	2,200	229,617
Credit Agricole SA (Financials, Banks)	13,900	153,735
Electricite de France SA (Utilities, Electric Utilities)	12,500	179,558
Engie SA (Utilities, Multi-Utilities)	13,300	219,300
Groupe Danone SA (Consumer Staples, Food Products) «	13,562	949,920
L’Oreal SA (Consumer Staples, Personal Products)	2,188	396,976
LVMH Moet Hennessy Louis Vuitton SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	1,789	297,237
Orange SA (Telecommunication Services, Diversified Telecommunication Services)	37,006	613,572
Pernod-Ricard SA (Consumer Staples, Beverages)	3,577	386,156
Renault SA (Consumer Discretionary, Automobiles)	3,100	299,165
Sanofi-Aventis SA (Health Care, Pharmaceuticals)	7,200	594,501

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—April 30, 2016 (unaudited)	Wells Fargo Diversified International Fund	9

Security name	Shares	Value

France (continued)
SCOR SE (Financials, Insurance) «	7,700	$262,170
Societe Generale SA (Financials, Banks)	3,700	145,107
Thales SA (Industrials, Aerospace & Defense)	1,600	138,322
Total SA (Energy, Oil, Gas & Consumable Fuels)	7,000	352,114
Zodiac Aerospace SA (Industrials, Aerospace & Defense)	32,422	760,131

		7,849,395

Germany: 13.26%
Allianz AG (Financials, Insurance)	5,756	977,102
Aurubis AG (Materials, Metals & Mining)	2,300	124,794
BASF SE (Materials, Chemicals)	3,500	289,154
Bayer AG (Health Care, Pharmaceuticals)	23,803	2,746,006
Bayerische Motoren Werke AG (Consumer Discretionary, Automobiles)	2,200	202,788
Beiersdorf AG (Consumer Staples, Personal Products)	6,793	609,510
Daimler AG (Consumer Discretionary, Automobiles)	6,200	430,857
Deutsche Bank AG (Financials, Capital Markets)	9,100	171,617
Deutsche Boerse AG (Financials, Diversified Financial Services)	11,693	959,863
E.ON SE (Utilities, Multi-Utilities)	8,100	83,558
Hannover Rueckversicherung AG (Financials, Insurance)	1,200	136,829
Linde AG (Materials, Chemicals)	6,559	1,001,885
Metro AG (Consumer Staples, Food & Staples Retailing)	37,141	1,180,161
Muenchener Rueckversicherungs Gesellschaft AG (Financials, Insurance)	5,260	975,420
Rheinmetall AG (Industrials, Industrial Conglomerates)	15,872	1,241,664
SAP SE (Information Technology, Software)	11,829	925,381
Siemens AG (Industrials, Industrial Conglomerates)	12,168	1,269,573
Stada Arzneimittel AG (Health Care, Pharmaceuticals)	4,100	173,939
Volkswagen AG (Consumer Discretionary, Automobiles)	1,600	253,468
Vonovia SE (Financials, Real Estate Management & Development)	13,385	450,369
Wirecard AG (Information Technology, IT Services) «	13,825	597,041

		14,800,979

Hong Kong: 2.43%
AIA Group Limited (Financials, Insurance)	205,000	1,234,191
China Resources Cement Holdings Limited (Materials, Construction Materials)	236,000	77,887
Kingboard Laminates Holdings Limited (Information Technology, Electronic Equipment, Instruments & Components)	226,500	116,215
Skyworth Digital Holdings Limited (Consumer Discretionary, Household Durables)	320,000	209,568
Television Broadcasts Limited (Consumer Discretionary, Media)	10,300	38,508
Value Partners Group Limited (Financials, Capital Markets)	375,000	360,163
Wheelock & Company Limited (Financials, Real Estate Management & Development)	22,000	102,103
Xinyi Glass Holdings Limited (Consumer Discretionary, Auto Components)	618,000	423,053
Yue Yuen Industrial Holdings Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	42,000	153,231

		2,714,919

Hungary: 0.06%
Richter Gedeon (Health Care, Pharmaceuticals)	3,500	69,552

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Diversified International Fund	Portfolio of investments—April 30, 2016 (unaudited)

Security name	Shares	Value

India: 0.20%
Gail Limited (Utilities, Gas Utilities)	800	$25,680
Tata Motors Limited ADR (Consumer Discretionary, Automobiles) †	6,600	200,508

		226,188

Ireland: 2.22%
Allegion plc (Industrials, Building Products)	519	33,969
C&C Group plc (Consumer Staples, Beverages)	18,600	83,552
Medtronic plc (Health Care, Health Care Equipment & Supplies)	24,693	1,954,451
Smurfit Kappa Group plc (Materials, Containers & Packaging)	8,800	233,270
Willis Towers Watson plc (Financials, Insurance)	1,378	172,112

		2,477,354

Israel: 0.41%
Bank Hapoalim Limited (Financials, Banks)	38,000	195,496
Teva Pharmaceutical Industries Limited (Health Care, Pharmaceuticals)	4,600	256,413

		451,909

Italy: 3.30%
ANIMA Holding SpA (Financials, Capital Markets)	128,051	906,142
Enel SpA (Utilities, Electric Utilities)	48,100	217,994
Eni SpA (Energy, Oil, Gas & Consumable Fuels)	59,912	974,152
Mediaset SpA (Consumer Discretionary, Media)	48,654	218,945
Mediobanca SpA (Financials, Capital Markets)	23,400	192,248
Prysmian SpA (Industrials, Electrical Equipment)	49,990	1,178,594

		3,688,075

Japan: 17.35%
Adeka Corporation (Materials, Chemicals)	13,000	186,517
Aisin Seiki Company Limited (Consumer Discretionary, Auto Components)	3,300	131,380
Alpine Electronics Incorporated (Consumer Discretionary, Household Durables)	11,600	146,178
Aoyama Trading Company Limited (Consumer Discretionary, Specialty Retail)	1,800	68,385
Aozora Bank Limited (Financials, Banks)	41,000	148,135
Calsonic Kansei Corporation (Consumer Discretionary, Auto Components)	26,000	182,750
Central Glass Company Limited (Industrials, Building Products)	34,000	193,629
Coca-Cola East Japan Company Limited (Consumer Staples, Beverages)	47,100	877,999
Dainippon Ink & Chemicals Incorporated (Materials, Chemicals)	53,000	125,216
Daiwa House Industry Company Limited (Financials, Real Estate Management & Development)	22,200	606,249
Daiwa Securities Group Incorporated (Financials, Capital Markets)	130,000	774,221
DCM Holdings Company Limited (Consumer Discretionary, Specialty Retail)	14,100	108,124
Denka Company Limited (Materials, Chemicals)	50,000	215,023
Eizo Nanao Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	7,300	186,124
Fuji Oil Company Limited (Consumer Staples, Food Products)	8,800	166,411
Fujikura Limited (Industrials, Electrical Equipment)	25,000	124,375
Hitachi Limited (Information Technology, Electronic Equipment, Instruments & Components)	218,000	1,030,299
Isuzu Motors Limited (Consumer Discretionary, Automobiles)	16,500	181,172
Itochu Corporation (Industrials, Trading Companies & Distributors)	14,600	189,873
Japan Airlines Company Limited (Industrials, Airlines)	6,300	230,518
Japan Tobacco Incorporated (Consumer Staples, Tobacco)	35,020	1,461,684

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—April 30, 2016 (unaudited)	Wells Fargo Diversified International Fund	11

Security name	Shares	Value

Japan (continued)
KDDI Corporation (Telecommunication Services, Wireless Telecommunication Services)	12,400	$361,460
Kyorin Company Limited (Health Care, Pharmaceuticals)	7,900	159,262
Maeda Road Construction Company Limited (Industrials, Construction & Engineering)	11,000	202,914
Marubeni Corporation (Industrials, Trading Companies & Distributors)	36,300	196,387
Matsumotokiyoshi Holdings Company Limited (Consumer Staples, Food & Staples Retailing)	3,000	150,239
Miraca Holdings Incorporated (Health Care, Health Care Providers & Services)	1,800	78,070
Mitsubishi Corporation (Industrials, Trading Companies & Distributors)	8,800	151,108
Mitsubishi Gas Chemical Company Incorporated (Materials, Chemicals)	42,000	234,987
Mitsubishi UFJ Financial Group Incorporated (Financials, Banks)	246,500	1,172,033
Mitsui Fudosan Company Limited (Financials, Real Estate Management & Development)	27,000	675,443
Mizuho Financial Group Incorporated (Financials, Banks)	171,600	264,449
NGK Insulators Limited (Industrials, Machinery)	23,000	486,285
Nippon Telegraph and Telephone Corporation (Telecommunication Services, Diversified Telecommunication Services)	23,000	1,034,231
Nissan Motor Company Limited (Consumer Discretionary, Automobiles)	32,200	292,840
Nisshinbo Industries Incorporated (Industrials, Industrial Conglomerates)	12,400	137,789
Nitto Denko Corporation (Materials, Chemicals)	7,600	419,923
Nomura Holdings Incorporated (Financials, Capital Markets)	173,400	757,044
NTT DOCOMO Incorporated (Telecommunication Services, Wireless Telecommunication Services)	43,203	1,051,045
Olympus Corporation (Health Care, Health Care Equipment & Supplies)	16,400	654,846
Ono Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	7,300	335,183
Resona Holdings Incorporated (Financials, Banks)	75,000	271,373
Ricoh Company Limited (Information Technology, Technology Hardware, Storage & Peripherals)	14,500	151,285
S Foods Incorporated (Consumer Staples, Food Products)	7,500	180,917
Sankyu Incorporated (Industrials, Road & Rail)	28,000	133,144
SEINO Holdings Company Limited (Industrials, Road & Rail)	3,000	31,142
Sojitz Corporation (Industrials, Trading Companies & Distributors)	77,400	158,646
Sumitomo Corporation (Industrials, Trading Companies & Distributors)	19,900	214,598
Sumitomo Metal Mining Company Limited (Materials, Metals & Mining)	8,000	91,990
Sumitomo Mitsui Financial Group Incorporated (Financials, Banks)	8,000	251,542
Toho Pharmaceutical (Health Care, Health Care Providers & Services)	6,200	146,348
Toyo Ink Manufacturing Company Limited (Materials, Chemicals)	36,800	149,672
Toyo Tire & Rubber Company Limited (Consumer Discretionary, Auto Components)	5,900	90,984
Toyota Motor Corporation (Consumer Discretionary, Automobiles)	15,100	786,559
Tsumura & Company (Health Care, Pharmaceuticals)	3,800	99,383
UBE Industries Limited Japan (Materials, Chemicals)	79,000	153,086
West Holdings Corporation (Consumer Discretionary, Household Durables)	21,100	127,941
Yokohama Rubber Company Limited (Consumer Discretionary, Auto Components)	10,500	181,061

		19,369,471

Liechtenstein: 0.10%
Verwaltungs-und Privat-Bank AG (Financials, Capital Markets)	1,177	114,841

Mexico: 0.37%
Genomma Lab Internacional SAB (Health Care, Pharmaceuticals) †	69,400	76,239
Grupo Televisa SAB ADR (Consumer Discretionary, Media)	11,548	337,548

		413,787

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Diversified International Fund	Portfolio of investments—April 30, 2016 (unaudited)

Security name	Shares	Value

Netherlands: 2.74%
Aegon NV (Financials, Insurance)	23,200	$133,145
Akzo Nobel NV (Materials, Chemicals)	11,612	822,910
ING Groep NV (Financials, Banks)	20,600	252,274
Koninklijke Ahold NV (Consumer Staples, Food & Staples Retailing)	7,400	160,994
Koninklijke Philips NV (Industrials, Industrial Conglomerates)	34,293	942,413
NN Group NV (Financials, Insurance)	21,684	751,334

		3,063,070

Norway: 0.85%
DnB Nor ASA (Financials, Banks)	12,100	154,935
Frontline Limited (Energy, Oil, Gas & Consumable Fuels) «	17,543	145,868
Marine Harvest ASA (Consumer Staples, Food Products)	29,690	462,025
Yara International ASA (Materials, Chemicals)	4,600	184,186

		947,014

Poland: 0.08%
Asseco Poland SA (Information Technology, Software)	5,900	89,498

Russia: 0.27%
Gazprom Neft Sponsored ADR (Energy, Oil, Gas & Consumable Fuels)	10,500	123,900
LUKOIL OAO ADR (Energy, Oil, Gas & Consumable Fuels)	4,200	178,500

		302,400

Singapore: 0.31%
DBS Group Holdings Limited (Financials, Banks)	17,000	193,152
United Overseas Bank Limited (Financials, Banks)	10,700	147,987

		341,139

South Africa: 0.23%
Barclays Africa Group Limited (Financials, Banks)	12,600	127,724
Imperial Holdings Limited (Consumer Discretionary, Distributors)	5,700	59,674
Omnia Holdings Limited (Materials, Chemicals)	7,600	74,611

		262,009

South Korea: 2.28%
BS Financial Group Incorporated (Financials, Banks)	1,018	8,300
Hana Financial Group Incorporated (Financials, Banks)	37,692	848,517
Industrial Bank of Korea (Financials, Banks)	16,600	177,014
KT&G Corporation (Consumer Staples, Tobacco)	2,300	248,289
Kwangju Bank (Financials, Banks)	1,044	8,237
LS Industrial Systems Company Limited (Industrials, Electrical Equipment)	2,300	105,573
Orion Corporation (Consumer Staples, Food Products)	3	2,449
Samsung Electronics Company Limited GDR (Information Technology, Semiconductors & Semiconductor Equipment) 144A	1,127	614,215
SK Telecom Company Limited (Telecommunication Services, Wireless Telecommunication Services)	2,224	402,092
Woori Bank (Financials, Banks)	13,760	126,804

		2,541,490

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—April 30, 2016 (unaudited)	Wells Fargo Diversified International Fund	13

Security name	Shares	Value

Spain: 1.62%
Banco Santander Central Hispano SA (Financials, Banks)	29,500	$149,337
Distribuidora Internacional SA (Consumer Staples, Food & Staples Retailing)	9,800	54,379
Gas Natural SDG SA (Utilities, Gas Utilities)	15,700	326,558
Grifols SA (Health Care, Biotechnology)	11,100	241,428
Grifols SA ADR (Health Care, Biotechnology)	21,338	335,433
International Consolidated Airlines Group SA (Industrials, Airlines)	90,717	695,894

		1,803,029

Sweden: 1.01%
Autoliv Incorporated SDR (Consumer Discretionary, Auto Components)	254	30,776
Boliden AB (Materials, Metals & Mining) «	11,400	198,744
Nordea Bank AB (Financials, Banks)	15,000	145,602
Swedbank AB Class A (Financials, Banks)	16,740	361,047
Telefonaktiebolaget LM Ericsson Class B (Information Technology, Communications Equipment)	25,000	202,355
TeliaSonera AB (Telecommunication Services, Diversified Telecommunication Services)	40,300	192,456

		1,130,980

Switzerland: 7.34%
ABB Limited (Industrials, Electrical Equipment)	35,081	741,627
Actelion Limited (Health Care, Biotechnology)	4,085	660,039
Aryzta AG (Consumer Staples, Food Products)	2,100	81,544
Baloise Holding AG (Financials, Insurance)	2,000	247,472
Credit Suisse Group AG (Financials, Capital Markets)	20,800	315,914
Georg Fischer AG (Industrials, Machinery)	300	243,615
Nestle SA (Consumer Staples, Food Products)	22,637	1,687,207
Novartis AG (Health Care, Pharmaceuticals)	11,079	845,390
Roche Holding AG (Health Care, Pharmaceuticals)	2,323	587,228
Swiss Life Holding AG (Financials, Insurance)	1,100	277,609
Swiss Reinsurance AG (Financials, Insurance)	5,600	496,779
Syngenta AG (Materials, Chemicals)	1,088	435,518
UBS Group AG (Financials, Capital Markets)	10,600	183,425
Valiant Holding AG (Financials, Banks)	1,900	210,539
Zurich Insurance Group AG (Financials, Insurance)	5,279	1,181,488

		8,195,394

Taiwan: 0.62%
Pegatron Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	83,000	175,763
Taiwan Semiconductor Manufacturing Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	85,000	395,312
Zhen Ding Technology Holding (Information Technology, Electronic Equipment, Instruments & Components)	55,000	115,788

		686,863

Thailand: 0.23%
Bangchak Petroleum PCL (Energy, Oil, Gas & Consumable Fuels)	135,400	120,166
Thai Oil PCL (Energy, Oil, Gas & Consumable Fuels)	75,100	141,901

		262,067

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Diversified International Fund	Portfolio of investments—April 30, 2016 (unaudited)

Security name	Shares	Value

United Kingdom: 16.64%
3i Group plc (Financials, Capital Markets)	27,100	$187,532
Aon plc (Financials, Insurance)	9,563	1,005,263
AstraZeneca plc (Health Care, Pharmaceuticals)	2,700	154,964
Aviva plc (Financials, Insurance)	22,000	138,996
Babcock International Group plc (Industrials, Commercial Services & Supplies)	13,849	191,731
BAE Systems plc (Industrials, Aerospace & Defense)	70,700	493,067
Barclays plc (Financials, Banks)	66,900	167,643
Barratt Developments plc (Consumer Discretionary, Household Durables)	23,400	182,067
Bellway plc (Consumer Discretionary, Household Durables)	4,200	150,168
Berkeley Group Holdings plc (Consumer Discretionary, Household Durables)	4,400	192,550
Bovis Homes Group plc (Consumer Discretionary, Household Durables)	8,600	109,575
BP plc (Energy, Oil, Gas & Consumable Fuels)	91,700	500,778
British American Tobacco plc (Consumer Staples, Tobacco)	6,407	390,378
BT Group plc (Telecommunication Services, Diversified Telecommunication Services)	18,500	119,803
Capita plc (Industrials, Professional Services)	21,213	310,264
Carillion plc (Industrials, Construction & Engineering) «	30,400	130,592
Centrica plc (Utilities, Multi-Utilities)	68,900	240,005
Crest Nicholson Holdings plc (Consumer Discretionary, Household Durables)	20,500	156,058
Croda International plc (Materials, Chemicals)	3,602	158,471
Debenhams plc (Consumer Discretionary, Multiline Retail)	93,500	107,108
Delphi Automotive plc (Consumer Discretionary, Auto Components)	10,313	759,346
Diageo plc (Consumer Staples, Beverages)	6,499	175,297
easyJet plc (Industrials, Airlines)	6,900	148,507
Firstgroup plc (Industrials, Road & Rail) †	54,400	79,367
Galliford Try plc (Industrials, Construction & Engineering)	6,500	121,188
GlaxoSmithKline plc (Health Care, Pharmaceuticals)	8,800	187,600
Imperial Tobacco Group plc (Consumer Staples, Tobacco)	11,275	612,603
Intercontinental Hotels Group plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	9,765	389,378
J Sainsbury plc (Consumer Staples, Food & Staples Retailing)	90,900	383,713
Johnson Matthey plc (Materials, Chemicals)	7,372	310,976
Liberty Global plc Class A (Consumer Discretionary, Media)	18,888	712,644
Liberty Global plc Class C (Consumer Discretionary, Media)	28,867	1,056,532
Lloyds Banking Group plc (Financials, Banks)	686,282	672,552
Marks & Spencer Group plc (Consumer Discretionary, Multiline Retail)	33,900	209,772
Mitie Group plc (Industrials, Commercial Services & Supplies)	31,900	126,455
Mondi plc (Materials, Paper & Forest Products)	4,200	80,270
Old Mutual plc (Financials, Insurance)	59,600	161,542
Qinetiq Group plc (Industrials, Aerospace & Defense)	47,700	155,912
Reckitt Benckiser Group plc (Consumer Staples, Household Products)	5,044	490,403
Redrow plc (Consumer Discretionary, Household Durables)	24,200	135,428
Royal Dutch Shell plc Class B (Energy, Oil, Gas & Consumable Fuels)	22,200	579,335
Royal Mail plc (Industrials, Air Freight & Logistics)	10,800	76,835
Smiths Group plc (Industrials, Industrial Conglomerates)	65,436	1,059,380
Standard Chartered plc (Financials, Banks)	13,300	107,291
Tullett Prebon plc (Financials, Capital Markets)	20,600	101,948
Unilever plc (Consumer Staples, Personal Products)	19,171	855,618
United Business Media plc (Consumer Discretionary, Media)	70,469	585,876
Vodafone Group plc (Telecommunication Services, Wireless Telecommunication Services)	386,633	1,238,325
William Morrison Supermarkets plc (Consumer Staples, Food & Staples Retailing)	66,200	184,848

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—April 30, 2016 (unaudited)	Wells Fargo Diversified International Fund	15

Security name			Shares	Value

United Kingdom (continued)
Wolseley plc (Industrials, Trading Companies & Distributors)			16,864	$941,527
Worldpay Group plc (Information Technology, IT Services) 144A†			52,473	204,635
WPP plc (Consumer Discretionary, Media)			24,989	582,743

				18,574,859

United States: 1.91%
Coca-Cola Enterprises Incorporated (Consumer Staples, Beverages)			6,460	339,021
Cognizant Technology Solutions Corporation Class A (Information Technology, IT Services) †			15,858	925,632
Pfizer Incorporated (Health Care, Pharmaceuticals)			16,787	549,103
WABCO Holdings Incorporated (Industrials, Machinery) †			2,873	322,236

				2,135,992

Total Common Stocks (Cost $102,193,086)				104,420,661

		Expiration date
Participation Notes: 0.90%

China: 0.42%
HSBC Bank plc (Kweichow Moutai Company Limited Class A) (Consumer Staples, Beverages) †		2-19-2016	12,090	468,161

Ireland: 0.48%
HSBC Bank plc (Ryanair Holdings plc) (Industrials, Airlines)		10-29-2018	36,087	540,379

Total Participation Notes (Cost $774,698)				1,008,540

	Dividend yield
Preferred Stocks: 0.34%

Brazil: 0.02%
Companhia Energetica de Minas Gerais SA (Utilities, Electric Utilities) ±	4.96%		13,600	27,087

Germany: 0.32%
Henkel AG & Company KGaA (Consumer Staples, Household Products) ±	1.47		3,140	358,395

Total Preferred Stocks (Cost $350,602)				385,482

	Yield
Short-Term Investments: 5.82%

Investment Companies: 5.82%
Securities Lending Cash Investments LLC (l)(r)(u)	0.45		2,316,326	2,316,326
Wells Fargo Cash Investment Money Market Fund Select Class (l)(u)	0.43		4,178,623	4,178,623

Total Short-Term Investments (Cost $6,494,949)				6,494,949

Total investments in securities (Cost $109,813,335) *	100.58%	112,309,632
Other assets and liabilities, net	(0.58)	(650,030)

Total net assets	100.00%	$111,659,602

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Diversified International Fund	Portfolio of investments—April 30, 2016 (unaudited)

†	Non-income-earning security

(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.

«	All or a portion of this security is on loan.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

±	Variable rate investment. The rate shown is the rate in effect at period end.

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $111,245,808 and unrealized gains (losses) consists of:

Gross unrealized gains	$10,876,114
Gross unrealized losses	(9,812,290)

Net unrealized gains	$1,063,824

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—April 30, 2016 (unaudited)	Wells Fargo Diversified International Fund	17

Assets
Investments
In unaffiliated securities (including $2,173,872 of securities loaned), at value (cost $103,318,386)	$105,814,683
In affiliated securities, at value (cost $6,494,949)	6,494,949

Total investments, at value (cost $109,813,335)	112,309,632
Foreign currency, at value (cost $1,158,301)	1,134,758
Receivable for investments sold	265,250
Receivable for Fund shares sold	89,849
Receivable for dividends	519,189
Receivable for securities lending income	10,283
Unrealized gains on forward foreign currency contracts	1,425
Prepaid expenses and other assets	59,844

Total assets	114,390,230

Liabilities
Payable for investments purchased	74,183
Payable for Fund shares redeemed	154,331
Unrealized losses on forward foreign currency contracts	30,983
Payable upon receipt of securities loaned	2,316,326
Management fee payable	44,415
Distribution fees payable	2,858
Administration fees payable	16,561
Accrued expenses and other liabilities	90,971

Total liabilities	2,730,628

Total net assets	$111,659,602

NET ASSETS CONSIST OF
Paid-in capital	$212,913,463
Undistributed net investment income	558,372
Accumulated net realized losses on investments	(104,269,949)
Net unrealized gains on investments	2,457,716

Total net assets	$111,659,602

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$67,436,794
Shares outstanding – Class A1	6,108,253
Net asset value per share – Class A	$11.04
Maximum offering price per share – Class A2	$11.71
Net assets – Class B	$13,901
Shares outstanding – Class B1	1,286
Net asset value per share – Class B	$10.81
Net assets – Class C	$4,660,207
Shares outstanding – Class C1	458,266
Net asset value per share – Class C	$10.17
Net assets – Class R	$25,471
Shares outstanding – Class R1	2,270
Net asset value per share – Class R	$11.22
Net assets – Class R6	$5,343,866
Shares outstanding – Class R6[1]	474,104
Net asset value per share – Class R6	$11.27
Net assets – Administrator Class	$12,922,630
Shares outstanding – Administrator Class[1]	1,149,919
Net asset value per share – Administrator Class	$11.24
Net assets – Institutional Class	$21,256,733
Shares outstanding – Institutional Class[1]	2,013,544
Net asset value per share – Institutional Class	$10.56

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Diversified International Fund	Statement of operations—six months ended April 30, 2016 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $128,444)	$1,321,724
Securities lending income, net	36,975
Income from affiliated securities	8,293

Total investment income	1,366,992

Expenses
Management fee	472,690
Administration fees
Class A	70,682
Class B	18
Class C	4,221
Class R	26
Class R6	634
Administrator Class	7,713
Institutional Class	11,422
Shareholder servicing fees
Class A	83,789
Class B	21
Class C	5,024
Class R	31
Administrator Class	14,833
Distribution fees
Class B	63
Class C	15,073
Class R	31
Custody and accounting fees	80,567
Professional fees	22,047
Registration fees	48,649
Shareholder report expenses	25,286
Trustees’ fees and expenses	7,628
Other fees and expenses	26,219

Total expenses	896,667
Less: Fee waivers and/or expense reimbursements	(219,749)

Net expenses	676,918

Net investment income	690,074

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	(2,013,193)
Forward foreign currency contract transactions	15,182

Net realized losses on investments	(1,998,011)

Net change in unrealized gains (losses) on:
Unaffiliated securities	(3,178,376)
Forward foreign currency contract transactions	(152,849)

Net change in unrealized gains (losses) on investments	(3,331,225)

Net realized and unrealized gains (losses) on investments	(5,329,236)

Net decrease in net assets resulting from operations	$(4,639,162)

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Diversified International Fund	19

	Six months ended April 30, 2016 (unaudited)		Year ended October 31, 2015

Operations
Net investment income		$690,074			$992,143
Net realized gains (losses) on investments		(1,998,011)			2,645,943
Net change in unrealized gains (losses) on investments		(3,331,225)			(4,768,915)

Net decrease in net assets resulting from operations		(4,639,162)			(1,130,829)

Distributions to shareholders from
Net investment income
Class A		(692,930)			(567,395)
Class C		(30,743)			(25,962)
Class R		(268)			0 [1]
Class R6		(54,538)			0 [1]
Administrator Class		(136,524)			(172,327)
Institutional Class		(249,898)			(79,049)
Investor Class		N/A			(1,116,769)[2]

Total distributions to shareholders		(1,164,901)			(1,961,502)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	226,707	2,470,062	4,606,846		54,061,650
Class B	0	0	4,423		54,704
Class C	183,380	1,874,732	226,478		2,559,311
Class R	0	0	2,246	[1]	25,000 [1]
Class R6	496,399	5,855,819	2,246	[1]	25,000 [1]
Administrator Class	342,282	3,861,688	459,323		5,711,707
Institutional Class	1,433,378	15,586,840	523,640		5,896,811
Investor Class	N/A	N/A	772,749	[2]	9,262,576 [2]

		29,649,141			77,596,759

Reinvestment of distributions
Class A	60,092	682,650	45,755		531,212
Class C	2,596	27,233	2,080		22,425
Class R	24	268	0	[1]	0 [1]
Class R6	4,710	54,538	0	[1]	0 [1]
Administrator Class	11,807	136,486	14,509		171,495
Institutional Class	21,008	227,935	5,648		62,524
Investor Class	N/A	N/A	94,956	[2]	1,098,641 [2]

		1,129,110			1,886,297

Payment for shares redeemed
Class A	(523,256)	(5,718,708)	(383,282)		(4,674,632)
Class B	(3,137)	(35,426)	(3,247)		(36,560)
Class C	(60,409)	(585,185)	(41,808)		(464,550)
Class R6	(29,251)	(324,628)	0	[1]	0 [1]
Administrator Class	(92,393)	(1,015,123)	(180,963)		(2,216,207)
Institutional Class	(78,684)	(849,550)	(124,691)		(1,439,122)
Investor Class	N/A	N/A	(4,980,967)[2]		(58,064,112)[2]

		(8,528,620)			(66,895,183)

Net increase in net assets resulting from capital share transactions		22,249,631			12,587,873

Total increase in net assets		16,445,568			9,495,542

Net assets
Beginning of period		95,214,034			85,718,492

End of period		$111,659,602			$95,214,034

Undistributed net investment income		$558,372			$1,033,199

[1]	For the period from September 30, 2015 (commencement of class operations) to October 31, 2015

[2]	For the period from November 1, 2014 to October 23, 2015. Effective at the close of business on October 23, 2015, Investor Class shares were converted to Class A shares and are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Diversified International Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended April 30, 2016 (unaudited)	Year ended October 31
CLASS A		2015	2014	2013	2012	2011
Net asset value, beginning of period	$11.65	$12.01	$12.25	$10.25	$9.69	$10.29
Net investment income	0.06	0.13 [1]	0.24 [1]	0.19 [1]	0.19 [1]	0.16
Net realized and unrealized gains (losses) on investments	(0.56)	(0.21)	(0.29)	2.41	0.51	(0.65)

Total from investment operations	(0.50)	(0.08)	(0.05)	2.60	0.70	(0.49)
Distributions to shareholders from
Net investment income	(0.11)	(0.28)	(0.19)	(0.60)	(0.14)	(0.11)
Net asset value, end of period	$11.04	$11.65	$12.01	$12.25	$10.25	$9.69
Total return[2]	(4.31)%	(0.66)%	(0.49)%	26.59%	7.45%	(4.83)%
Ratios to average net assets (annualized)
Gross expenses	1.76%	1.85%	1.76%	1.92%	1.68%	1.47%
Net expenses	1.35%	1.40%	1.41%	1.41%	1.41%	1.41%
Net investment income	1.18%	1.07%	1.93%	1.75%	1.96%	1.47%
Supplemental data
Portfolio turnover rate	23%	31%	33%	40%	57%	53%
Net assets, end of period (000s omitted)	$67,437	$73,891	$24,921	$28,928	$22,434	$23,862

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Diversified International Fund	21

(For a share outstanding throughout each period)

	Six months ended April 30, 2016 (unaudited)	Year ended October 31
CLASS B		2015	2014	2013	2012	2011
Net asset value, beginning of period	$11.34	$11.50	$11.71	$9.80	$9.19	$9.74
Net investment income	0.01 [1]	0.03 [1]	0.13 [1]	0.09 [1]	0.10 [1]	0.06 [1]
Net realized and unrealized gains (losses) on investments	(0.54)	(0.19)	(0.27)	2.32	0.51	(0.61)

Total from investment operations	(0.53)	(0.16)	(0.14)	2.41	0.61	(0.55)
Distributions to shareholders from
Net investment income	0.00	0.00	(0.07)	(0.50)	(0.00)[2]	0.00
Net asset value, end of period	$10.81	$11.34	$11.50	$11.71	$9.80	$9.19
Total return[3]	(4.67)%	(1.39)%	(1.25)%	25.70%	6.69%	(5.65)%
Ratios to average net assets (annualized)
Gross expenses	2.51%	2.59%	2.52%	2.68%	2.35%	2.23%
Net expenses	2.10%	2.15%	2.16%	2.16%	2.12%	2.16%
Net investment income	0.22%	0.29%	1.10%	0.88%	1.11%	0.64%
Supplemental data
Portfolio turnover rate	23%	31%	33%	40%	57%	53%
Net assets, end of period (000s omitted)	$14	$50	$37	$174	$299	$482

[1]	Calculated based upon average shares outstanding

[2]	Amount is less than $0.005.

[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Diversified International Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended April 30, 2016 (unaudited)	Year ended October 31
CLASS C		2015	2014	2013	2012	2011
Net asset value, beginning of period	$10.74	$11.08	$11.35	$9.54	$9.01	$9.59
Net investment income	0.03 [1]	0.04 [1]	0.13 [1]	0.09 [1]	0.11 [1]	0.07 [1]
Net realized and unrealized gains (losses) on investments	(0.52)	(0.20)	(0.27)	2.25	0.48	(0.61)

Total from investment operations	(0.49)	(0.16)	(0.14)	2.34	0.59	(0.54)
Distributions to shareholders from
Net investment income	(0.08)	(0.18)	(0.13)	(0.53)	(0.06)	(0.04)
Net asset value, end of period	$10.17	$10.74	$11.08	$11.35	$9.54	$9.01
Total return[2]	(4.62)%	(1.44)%	(1.24)%	25.67%	6.67%	(5.65)%
Ratios to average net assets (annualized)
Gross expenses	2.51%	2.60%	2.51%	2.66%	2.43%	2.22%
Net expenses	2.10%	2.15%	2.16%	2.16%	2.16%	2.16%
Net investment income	0.55%	0.33%	1.15%	0.84%	1.21%	0.72%
Supplemental data
Portfolio turnover rate	23%	31%	33%	40%	57%	53%
Net assets, end of period (000s omitted)	$4,660	$3,573	$1,616	$1,746	$628	$625

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Diversified International Fund	23

(For a share outstanding throughout each period)

CLASS R	Six months ended April 30, 2016 (unaudited)	Year ended October 31, 2015[1]
Net asset value, beginning of period	$11.86	$11.13
Net investment income (loss)	0.05 [2]	(0.01)
Net realized and unrealized gains (losses) on investments	(0.57)	0.74

Total from investment operations	(0.52)	0.73
Distributions to shareholders from
Net investment income	(0.12)	0.00
Net asset value, end of period	$11.22	$11.86
Total return[3]	(4.42)%	6.56%
Ratios to average net assets (annualized)
Gross expenses	2.01%	2.15%
Net expenses	1.60%	1.60%
Net investment income (loss)	0.95%	(0.65)%
Supplemental data
Portfolio turnover rate	23%	31%
Net assets, end of period (000s omitted)	$25	$27

[1]	For the period from September 30, 2015 (commencement of class operations) to October 31, 2015

[2]	Calculated based upon average shares outstanding

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

24	Wells Fargo Diversified International Fund	Financial highlights

(For a share outstanding throughout each period)

CLASS R6	Six months ended April 30, 2016 (unaudited)	Year ended October 31, 2015[1]
Net asset value, beginning of period	$11.87	$11.13
Net investment income	0.11 [2]	0.00 [3]
Net realized and unrealized gains (losses) on investments	(0.59)	0.74

Total from investment operations	(0.48)	0.74
Distributions to shareholders from
Net investment income	(0.12)	0.00
Net asset value, end of period	$11.27	$11.87
Total return[4]	(4.06)%	6.65%
Ratios to average net assets (annualized)
Gross expenses	1.33%	1.46%
Net expenses	0.89%	0.89%
Net investment income	1.95%	0.05%
Supplemental data
Portfolio turnover rate	23%	31%
Net assets, end of period (000s omitted)	$5,344	$27

[1]	For the period from September 30, 2015 (commencement of class operations) to October 31, 2015

[2]	Calculated based upon average shares outstanding

[3]	Amount is less than $0.005.

[4]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Diversified International Fund	25

(For a share outstanding throughout each period)

	Six months ended April 30, 2016 (unaudited)	Year ended October 31
ADMINISTRATOR CLASS		2015	2014	2013	2012	2011
Net asset value, beginning of period	$11.87	$12.23	$12.47	$10.42	$9.68	$10.28
Net investment income	0.08 [1]	0.16 [1]	0.26 [1]	0.19 [1]	0.21 [1]	0.05 [1]
Net realized and unrealized gains (losses) on investments	(0.58)	(0.22)	(0.30)	2.47	0.53	(0.52)

Total from investment operations	(0.50)	(0.06)	(0.04)	2.66	0.74	(0.47)
Distributions to shareholders from
Net investment income	(0.13)	(0.30)	(0.20)	(0.61)	0.00	(0.13)
Net asset value, end of period	$11.24	$11.87	$12.23	$12.47	$10.42	$9.68
Total return[2]	(4.24)%	(0.46)%	(0.39)%	26.85%	7.64%	(4.69)%
Ratios to average net assets (annualized)
Gross expenses	1.68%	1.72%	1.60%	1.74%	1.52%	1.35%
Net expenses	1.25%	1.25%	1.25%	1.25%	1.25%	1.24%
Net investment income	1.37%	1.31%	2.10%	1.72%	2.11%	0.44%
Supplemental data
Portfolio turnover rate	23%	31%	33%	40%	57%	53%
Net assets, end of period (000s omitted)	$12,923	$10,540	$7,283	$8,195	$3,504	$3,421

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

26	Wells Fargo Diversified International Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended April 30, 2016 (unaudited)	Year ended October 31
INSTITUTIONAL CLASS		2015	2014	2013	2012	2011
Net asset value, beginning of period	$11.14	$11.50	$11.79	$10.20	$9.69	$10.29
Net investment income	0.09 [1]	0.17 [1]	0.26 [1]	0.20 [1]	0.19 [1]	0.23
Net realized and unrealized gains (losses) on investments	(0.54)	(0.20)	(0.27)	2.37	0.51	(0.68)

Total from investment operations	(0.45)	(0.03)	(0.01)	2.57	0.70	(0.45)
Distributions to shareholders from
Net investment income	(0.13)	(0.33)	(0.28)	(0.98)	(0.19)	(0.15)
Net asset value, end of period	$10.56	$11.14	$11.50	$11.79	$10.20	$9.69
Total return[2]	(4.09)%	(0.23)%	(0.18)%	27.28%	7.51%	(4.48)%
Ratios to average net assets (annualized)
Gross expenses	1.43%	1.47%	1.33%	1.50%	1.20%	1.03%
Net expenses	0.99%	0.99%	0.99%	0.99%	0.99%	0.99%
Net investment income	1.80%	1.45%	2.23%	1.94%	1.96%	2.17%
Supplemental data
Portfolio turnover rate	23%	31%	33%	40%	57%	53%
Net assets, end of period (000s omitted)	$21,257	$7,106	$2,683	$2,406	$7,367	$419,925

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Diversified International Fund	27

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Diversified International Fund (the “Fund”) which is a diversified series of the Trust.

Effective at the close of business on October 23, 2015, Investor Class shares became Class A shares in a tax-free conversion. Shareholders of Investor Class received Class A shares at a value equal to the value of their Investor Class shares immediately prior to the conversion. Investor Class shares are no longer offered by the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On April 30, 2016, such fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes

28	Wells Fargo Diversified International Fund	Notes to financial statements (unaudited)

are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Forward foreign currency contracts

The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contract transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Notes to financial statements (unaudited)	Wells Fargo Diversified International Fund	29

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the custodian verifies the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Capital loss carryforwards that do not expire are required to be utilized prior to capital loss carryforwards that expire. As of October 31, 2015, capital loss carryforwards available to offset future net realized capital gains were as follows through the indicated expiration dates:

	No expiration
2017	Short-term	Long-term
$89,306,475	$9,194,452	$2,025,419

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

30	Wells Fargo Diversified International Fund	Notes to financial statements (unaudited)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of April 30, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Australia	$1,933,850	$6,648	$0	$1,940,498
Austria	314,061	0	0	314,061
Belgium	1,164,894	0	0	1,164,894
Brazil	375,611	0	0	375,611
Canada	2,243,825	0	0	2,243,825
China	5,429,616	0	0	5,429,616
Czech Republic	95,722	0	0	95,722
Denmark	205,003	0	0	205,003
Finland	139,157	0	0	139,157
France	7,849,395	0	0	7,849,395
Germany	14,800,979	0	0	14,800,979
Hong Kong	2,714,919	0	0	2,714,919
Hungary	69,552	0	0	69,552
India	226,188	0	0	226,188
Ireland	2,477,354	0	0	2,477,354
Israel	451,909	0	0	451,909
Italy	3,688,075	0	0	3,688,075
Japan	19,369,471	0	0	19,369,471
Liechtenstein	114,841	0	0	114,841
Mexico	413,787	0	0	413,787
Netherlands	3,063,070	0	0	3,063,070
Norway	947,014	0	0	947,014
Poland	89,498	0	0	89,498
Russia	302,400	0	0	302,400
Singapore	341,139	0	0	341,139
South Africa	262,009	0	0	262,009
South Korea	2,541,490	0	0	2,541,490
Spain	1,803,029	0	0	1,803,029
Sweden	1,130,980	0	0	1,130,980
Switzerland	8,195,394	0	0	8,195,394
Taiwan	686,863	0	0	686,863
Thailand	262,067	0	0	262,067
United Kingdom	18,574,859	0	0	18,574,859
United States	2,135,992	0	0	2,135,992

Participation Notes
China	0	468,161	0	468,161
Ireland	0	540,379	0	540,379

Preferred Stocks
Brazil	27,087	0	0	27,087
Germany	358,395	0	0	358,395

Short-term investments
Investment companies	4,178,623	0	0	4,178,623
Investments measured at net asset value*				2,316,326
	108,978,118	1,015,188	0	112,309,632
Forward foreign currency contracts	0	1,425	0	1,425
Total assets	$108,978,118	$1,016,613	$0	$112,311,057
Liabilities
Forward foreign currency contracts	$0	$30,983	$0	$30,983
Total liabilities	$0	$30,983	$0	$30,983

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $2,316,326 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Notes to financial statements (unaudited)	Wells Fargo Diversified International Fund	31

Forward foreign currency contracts are reported at their unrealized gains (losses) at measurement date, which represents the change in the contract’s value from trade date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. Fair value pricing that was used in pricing certain foreign securities at the previous period end was not used at April 30, 2016. As a result, common stocks and preferred stocks valued at $80,642,918 and $385,482, respectively were transferred from Level 2 to Level 1 within the fair value hierarchy. The Fund did not have any transfers into/out of Level 3.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo, is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the applicable subadviser, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.90% and declining to 0.73% as the average daily net assets of the Fund increase. For the six months ended April 30, 2016, the management fee was equivalent to an annual rate of 0.90% of the Fund’s average daily net assets.

Funds Management has retained the services of certain subadvisers to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Artisan Partners Limited Partnership, LSV Asset Management, and Wells Cap are the subadvisers to the Fund and are each entitled to receive a fee from Funds Management which is calculated based on the average daily net assets of the Fund as follows:

	Annual subadvisory fee
	starting at	declining to
Artisan Partners Limited Partnership	0.80%	0.50%
LSV Asset Management	0.35	0.30
WellsCap	0.45	0.40

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Class A, Class B, Class C, Class R	0.21%
Class R6	0.03
Administrator Class, Institutional Class	0.13

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through February 28, 2017 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.35% for Class A shares, 2.10% for Class B shares, 2.10% for Class C shares, 1.60% for Class R shares, 0.89% for Class R6 shares, 1.25% for Administrator Class shares, and 0.99% for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Prior to March 1, 2016, the Fund’s expenses were capped at 1.41% for Class A shares, 2.16% for Class B shares, and 2.16% for Class C shares.

32	Wells Fargo Diversified International Fund	Notes to financial statements (unaudited)

Distribution fees

The Trust has adopted a distribution plan for Class B, Class C, and Class R shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class B, Class C, and Class R shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares and 0.25% of the average daily net assets of Class R shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class B and Class C shares. For the six months ended April 30, 2016, Funds Distributor received $493 from the sale of Class A shares and $46 in contingent deferred sales charges from redemptions of Class A.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, Class R, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended April 30, 2016 were $42,686,864 and $22,569,293, respectively.

6. DERIVATIVE TRANSACTIONS

During the six months ended April 30, 2016, the Fund entered into forward foreign currency contracts for economic hedging purposes.

At April 30, 2016, the Fund had forward foreign currency contracts outstanding as follows:

Forward foreign currency contracts to buy:

Exchange date	Counterparty	Contracts to receive		U.S. value at April 30, 2016	In exchange for U.S. $	Unrealized gains
7-13-2016	Citibank	7,771,000	JPY	$73,182	$71,757	$1,425

Forward foreign currency contracts to sell:

Exchange date	Counterparty	Contracts to deliver		U.S. value at April 30, 2016	In exchange for U.S. $	Unrealized losses
5-11-2016	Morgan Stanley	493,000	EUR	$564,639	$555,829	$(8,810)
6-15-2016	Morgan Stanley	310,000	EUR	355,422	347,087	(8,335)
7-13-2016	Citibank	75,231,000	JPY	708,472	698,595	(9,877)
7-13-2016	Credit Suisse	1,080,251	EUR	1,239,655	1,238,621	(1,034)
7-25-2016	Morgan Stanley	87,400	GBP	127,737	126,762	(975)
7-25-2016	Morgan Stanley	87,400	GBP	127,737	127,636	(101)
7-25-2016	Morgan Stanley	87,400	GBP	127,737	125,886	(1,851)

The Fund had average contract amounts of $992,211 and $4,401,273 in forward foreign currency contracts to buy and forward foreign currency contracts to sell, respectively, during the six months ended April 30, 2016.

The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the appropriate financial statements.

For certain types of derivative transactions, the Fund has entered into International Swaps and Derivatives Association, Inc. master agreements (“ISDA Master Agreements”) or similar agreements with approved counterparties. The ISDA Master Agreements or similar agreements may have requirements to deliver/deposit securities or cash to/with an exchange or broker-dealer as collateral and allows the Fund to offset, with each counterparty, certain derivative financial instrument’s assets and/or liabilities with collateral held or pledged. Collateral requirements differ by type of derivative.

Notes to financial statements (unaudited)	Wells Fargo Diversified International Fund	33

Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under ISDA Master Agreements or similar agreements, if any, are reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, are noted in the Portfolio of Investments. With respect to balance sheet offsetting, absent an event of default by the counterparty or a termination of the agreement, the reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities are not offset across transactions between the Fund and the applicable counterparty. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by derivative type, including any collateral exposure, is as follows:

Derivative type	Counterparty	Gross amounts of assets in the Statement of Assets and Liabilities		Amounts subject to netting agreements	Collateral received	Net amount of assets
Forward foreign currency contracts	Citibank	$1,425	*	$(1,425)	$0	$0

*	Amount represents net unrealized gains.

Derivative type	Counterparty	Gross amounts of liabilities in the Statement of Assets and Liabilities		Amounts subject to netting agreements	Collateral pledged	Net amount of liabilities
Forward foreign currency contracts	Morgan Stanley	$20,072	**	$0	$0	$20,072
	Citibank	9,877	**	(1,425)	0	8,452
	Credit Suisse	1,034	**	0	0	1,034

**	Amount represents net unrealized losses.

7. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds) and Wells Fargo Variable Trust are parties to a $200,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.20% of the unused balance is allocated to each participating fund.

For the six months ended April 30, 2016, there were no borrowings by the Fund under the agreement.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

34	Wells Fargo Diversified International Fund	Other information (unaudited)

TAX INFORMATION

Pursuant to Section 853 of the Internal Revenue Code, the following amounts have been designated as foreign taxes paid for the fiscal year ended April 30, 2016. These amounts may be less than the actual foreign taxes paid for financial statement purposes. Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments. None of the income was derived from ineligible foreign sources as defined under Section 901(j) of the Internal Revenue Code.

Creditable foreign taxes paid	Per share amount	Foreign income as % of ordinary income distributions
$111,658	$0.0136	91.13%

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Diversified International Fund	35

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 141 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief financial officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he lead a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Mr. Ebsworth is a CFA ® charterholder and an Adjunct Adjunct Lecturer, Finance, at Babson College.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is Chair of Taproot Foundation (non-profit organization), a Board Member of Ruth Bancroft Garden (non-profit organization) and an inactive chartered financial analyst.	Asset Allocation Trust
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

36	Wells Fargo Diversified International Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Michael Whitaker (Born 1967)	Chief Compliance Officer, since 2016*	Executive Vice President of Wells Fargo Funds Management, LLC since 2016. Chief Compliance Officer of Fidelity’s Fixed Income Funds and Asset Allocation Funds from 2008 to 2016, Compliance Officer of FMR Co., Inc. from 2014 to 2016, Fidelity Investments Money Management, Inc. from 2014 to 2016, Fidelity Investments from 2007 to 2016.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007**	Executive Vice President of Wells Fargo Funds Management, LLC since 2014, Senior Vice President and Chief Compliance Officer from 2007 to 2014.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

[1]	Jeremy DePalma acts as Treasurer of 69 funds and Assistant Treasurer of 72 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

*	Michael Whitaker became Chief Compliance Officer effective May 16, 2016.

**	Debra Ann Early was the Chief Compliance Officer until May 15, 2016.

List of abbreviations	Wells Fargo Diversified International Fund	37

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Colombian peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2016 Wells Fargo Funds Management, LLC. All rights reserved.

242229 06-16 SA237/SAR237 04-16

Semi-Annual Report

April 30, 2016

Wells Fargo Emerging Markets Equity Fund

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of April 30, 2016, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Emerging Markets Equity Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Funds

Despite the slowdown, China’s growth rate remained higher than that of most other economies.

Despite challenging fundamentals, the prospect that Brazil’s left-leaning president might soon be replaced by an investor-friendly center-right government boosted the country’s currency and stock markets later in the reporting period.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Emerging Market Equity Fund for the six-month period that ended April 30, 2016. The reporting period was marked by concerns about slowing economic growth in China and political upheaval in Brazil and South Africa.

Even as the Fed tightened its monetary policy, the People’s Bank of China remained accommodative.

Entering the reporting period, many emerging markets commentaries focused on the potential effect of the U.S. Federal Reserve (Fed) raising its key interest rate. In fact, a combination of U.S. moderate economic growth and low inflation did allow the Fed to raise its key rate by 0.25% in December 2015. Given that other central banks, including the European Central Bank and the People’s Bank of China (PBOC), remained in easing mode, the prospect of the Fed’s actions supported the value of the U.S. dollar relative to other currencies. A richly valued dollar had the potential to pressure emerging countries and companies with outstanding dollar-denominated debt.

Early in 2016, however, Fed officials dialed back their expectations of U.S. economic growth and indicated that they would raise the federal funds rate at a slower pace than initially expected. The Fed’s pullback, along with country-specific factors, prompted investors to focus more on country and company fundamentals than on the Fed’s actions.

The PBOC remained active throughout the reporting period. In November 2015, the central bank reduced short-term borrowing costs for banks. Coming after other PBOC stimulus prior to the reporting period, the central bank’s actions raised concerns that China’s economy was slowing more rapidly than anticipated. Investor fears were realized in January 2015, when China released a preliminary estimate of its 2015 gross domestic product growth that showed the country’s growth rate had dipped below 7% for the first time since 2009. Despite the slowdown, China’s growth rate remained higher than that of most other economies. In addition, the governor of the PBOC also was able to allay some investor fears by better communicating the bank’s strategy. Investor sentiment on China thus improved as the period progressed.

Brazil and South Africa continued to grapple with political and economic challenges

Major political scandals affected Brazil’s stock and currency markets. An ongoing investigation into bribery at the state-owned oil company, Petróleo Brasileiro S.A., ensnared several prominent politicians. Moreover, impeachment proceedings began against President Dilma Rousseff in October on the charge that she doctored the country’s fiscal accounts by taking unauthorized loans from state-owned banks. These scandals took place against a backdrop of a notable slowdown in global demand for commodities, pushing Brazil’s commodity-heavy economy into recession. Despite challenging fundamentals, the prospect that Brazil’s left-leaning president might soon be replaced by an investor-friendly center-right government boosted the country’s currency and stock markets later in the reporting period.

South Africa also sparked investor concerns in December 2015 after President Jacob Zuma first fired the country’s well-regarded finance minister; replaced him with a candidate widely regarded as unprepared; and then, after public and investor outcry, appointed a third, better-regarded minister. Africa’s most-significant economy thus had three finance ministers in a four-day period. In addition, South Africa’s highest court ruled in March 2016 that President Zuma had failed to uphold the constitution

Letter to shareholders (unaudited)	Wells Fargo Emerging Markets Equity Fund	3

when he ignored a state order to repay government funds used to upgrade a private residence. Economically, South Africa was affected by continued low prices for industrials and precious metals, which caused a slowdown in the country’s important mining sector.

The predominance of political risk caused notably high volatility in emerging markets, but the Morgan Stanley Capital International (MSCI) Emerging Markets (EM) Index (Net)1 ended the period with a nearly flat -0.13% return.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds and other investments spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Funds

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

[1]	The Morgan Stanley Capital International (MSCI) Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of emerging markets. The MSCI EM Index (Net) consists of the following 23 emerging markets country indexes: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Peru, the Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey, and United Arab Emirates. You cannot invest directly in an index.

4	Wells Fargo Emerging Markets Equity Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Derrick Irwin, CFA®

Richard Peck, CFA®

Yi (Jerry) Zhang, Ph.D., CFA®

Average annual total returns (%) as of April 30, 20161

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (EMGAX)	9-6-1994	(16.94)	(5.51)	2.86	(11.88)	(4.39)	3.47	1.61	1.61
Class B (EMGBX)*	9-6-1994	(16.87)	(5.47)	2.94	(12.50)	(5.10)	2.94	2.36	2.36
Class C (EMGCX)	9-6-1994	(13.49)	(5.10)	2.70	(12.49)	(5.10)	2.70	2.36	2.36
Class R6 (EMGDX)	6-28-2013	–	–	–	(11.45)	(3.95)	3.86	1.18	1.18
Administrator Class (EMGYX)	9-6-1994	–	–	–	(11.73)	(4.23)	3.68	1.53	1.49
Institutional Class (EMGNX)	7-30-2010	–	–	–	(11.48)	(3.98)	3.85	1.28	1.22
MSCI Emerging Markets Index (Net)[4]	–	–	–	–	(17.87)	(4.61)	2.36	–	–
*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R6, Administrator Class, and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Foreign investments are especially volatile and can rise or fall dramatically due to differences in the political and economic conditions of the host country. These risks are generally intensified in emerging markets. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to smaller-company securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Emerging Markets Equity Fund	5

Ten largest holdings (%) as of April 30, 2016[5]
Samsung Electronics Company Limited	4.77
Taiwan Semiconductor Manufacturing Company Limited ADR	3.30
China Mobile Limited	3.11
Fomento Economico Mexicano SAB de CV ADR	2.66
WH Group Limited	2.06
AIA Group Limited	2.02
Uni-President Enterprises Corporation	2.00
China Life Insurance Company Limited H Shares	1.96
Fibra Uno Administracion SAB de CV	1.93
New Oriental Education & Technology Group Incorporated	1.89

Country allocation as of April 30, 2016[6]

Sector distribution as of April 30, 2016[6]

[1]	Historical performance shown for Class R6 shares prior to their inception reflects the performance of Institutional Class shares and includes the higher expenses applicable to Institutional Class shares. If these expenses had not been included, returns would have been higher. Historical performance shown for Institutional Class shares prior to their inception reflects the performance of Administrator Class shares and includes the higher expenses applicable to Administrator Class shares. If these expenses had not been included, returns would be higher. Historical performance shown for all classes of the Fund prior to July 19, 2010, is based on the performance of the Fund’s predecessor, Evergreen Emerging Markets Growth Fund.

[2]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]	The manager has contractually committed through February 28, 2017 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Operating Expenses After Fee Waiver at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

[4]	The Morgan Stanley Capital International (MSCI) Emerging Markets Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of emerging markets. The MSCI Emerging Markets Index (Net) consists of the following 23 emerging markets country indexes: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Peru, the Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey, and United Arab Emirates. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[5]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[6]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

6	Wells Fargo Emerging Markets Equity Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from November 1, 2015 to April 30, 2016.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 11-1-2015	Ending account value 4-30-2016	Expenses paid during the period¹	Net annualized expense ratio
Class A
Actual	$1,000.00	$1,022.02	$8.09	1.61%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.86	$8.07	1.61%
Class B
Actual	$1,000.00	$1,018.18	$11.84	2.36%
Hypothetical (5% return before expenses)	$1,000.00	$1,013.13	$11.81	2.36%
Class C
Actual	$1,000.00	$1,018.32	$11.84	2.36%
Hypothetical (5% return before expenses)	$1,000.00	$1,013.13	$11.81	2.36%
Class R6
Actual	$1,000.00	$1,024.34	$5.94	1.18%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.00	$5.92	1.18%
Administrator Class
Actual	$1,000.00	$1,023.12	$7.49	1.49%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.45	$7.47	1.49%
Institutional Class
Actual	$1,000.00	$1,024.59	$6.14	1.22%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.80	$6.12	1.22%

[1]	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—April 30, 2016 (unaudited)	Wells Fargo Emerging Markets Equity Fund	7

Security name	Shares	Value

Common Stocks: 96.97%

Argentina: 0.61%
MercadoLibre Incorporated (Information Technology, Internet Software & Services)	155,300	$19,395,417

Brazil: 7.09%
Ambev SA ADR (Consumer Staples, Beverages)	6,902,000	38,582,180
B2W Cia Digital (Consumer Discretionary, Internet & Catalog Retail) †	2,951,424	11,756,781
Banco Bradesco SA ADR (Financials, Banks)	4,251,774	31,760,751
BM&F Bovespa SA (Financials, Diversified Financial Services)	7,409,000	37,009,993
BRF Brasil Foods SA ADR (Consumer Staples, Food Products)	976,078	13,879,829
CETIP SA (Financials, Capital Markets)	2,941,437	36,108,881
Lojas Renner SA (Consumer Discretionary, Multiline Retail)	3,473,000	20,973,820
Multiplan Empreendimentos Imobiliarios SA (Financials, Real Estate Management & Development)	936,200	16,046,810
Raia Drogasil SA (Consumer Staples, Food & Staples Retailing)	1,002,600	16,045,098
Rumo Logistica Operadora Multimodal SA (Industrials, Road & Rail) †	3,095,351	3,852,032

		226,016,175

Chile: 2.48%
AES Gener SA (Utilities, Independent Power & Renewable Electricity Producers)	16,613,250	8,448,762
Banco Santander Chile SA ADR (Financials, Banks)	1,669,200	32,382,480
SACI Falabella (Consumer Discretionary, Multiline Retail)	5,042,942	38,204,002

		79,035,244

China: 22.80%
51Job Incorporated ADR (Industrials, Professional Services) «†	1,113,941	33,195,442
Alibaba Group Holding Limited ADR (Information Technology, Internet Software & Services) †	292,037	22,469,327
Baidu Incorporated ADR (Information Technology, Internet Software & Services) †	112,540	21,866,522
Belle International Holdings Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	53,959,000	33,111,790
China Auto Rental Incorporated (Consumer Discretionary, Automobiles) «†	1,256,469	1,430,291
China International Capital Corporation Limited H Shares (Financials, Diversified Financial Services) «†	1,334,904	2,096,086
China Life Insurance Company Limited H Shares (Financials, Insurance)	26,768,290	62,323,263
China Mobile Limited (Telecommunication Services, Wireless Telecommunication Services)	8,640,165	99,078,585
CNOOC Limited (Energy, Oil, Gas & Consumable Fuels)	28,474,000	35,459,892
Ctrip.com International Limited ADR (Consumer Discretionary, Internet & Catalog Retail) «†	1,236,632	53,929,522
Hengan International Group Company Limited (Consumer Staples, Personal Products)	5,007,000	45,055,190
Legend Holdings Corporation H Shares (Financials, Diversified Financial Services)	908,901	2,198,170
Li Ning Company Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods) «†	25,884,207	11,278,812
New Oriental Education & Technology Group Incorporated (Consumer Discretionary, Diversified Consumer Services)	1,538,182	60,235,207
PetroChina Company Limited H Shares (Energy, Oil, Gas & Consumable Fuels)	19,666,000	14,476,513
Shandong Weigao Group Medical Polymer Company Limited H Shares (Health Care, Health Care Equipment & Supplies)	18,024,000	10,851,252
SINA Corporation (Information Technology, Internet Software & Services) «†	1,033,907	51,788,402
Tencent Holdings Limited (Information Technology, Internet Software & Services)	1,678,800	34,390,197
Tingyi Holding Corporation (Consumer Staples, Food Products)	21,498,000	25,137,215
Tsingtao Brewery Company Limited H Shares (Consumer Staples, Beverages)	8,310,000	31,496,345
Vipshop Holdings Limited ADR (Consumer Discretionary, Internet & Catalog Retail) †	2,444,738	33,346,226
Want Want China Holdings Limited (Consumer Staples, Food Products) «	14,104,000	10,873,148
Weibo Corporation ADR (Information Technology, Internet Software & Services) «†	1,243,046	30,417,336

		726,504,733

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Emerging Markets Equity Fund	Portfolio of investments—April 30, 2016 (unaudited)

Security name	Shares	Value

Colombia: 0.60%
Bancolombia SA ADR (Financials, Banks)	492,400	$19,050,956

Hong Kong: 5.19%
AIA Group Limited (Financials, Insurance)	10,691,400	64,367,000
Johnson Electric Holdings Limited (Industrials, Electrical Equipment)	4,214,250	12,468,517
Sun Art Retail Group Limited (Consumer Staples, Food & Staples Retailing) «	30,190,500	22,651,924
WH Group Limited (Consumer Staples, Food Products) 144A	81,205,500	65,744,117

		165,231,558

India: 9.54%
Bharti Airtel Limited (Telecommunication Services, Wireless Telecommunication Services)	3,738,728	20,494,520
Bharti Infratel Limited (Telecommunication Services, Diversified Telecommunication Services)	3,378,464	19,097,770
HDFC Bank Limited ADR (Financials, Banks)	123,826	7,784,941
Housing Development Finance Corporation Limited (Financials, Thrifts & Mortgage Finance)	2,230,700	36,604,936
ICICI Bank Limited ADR (Financials, Banks)	4,741,775	33,429,514
Indusind Bank Limited (Financials, Banks)	817,217	12,922,329
Infosys Limited ADR (Information Technology, IT Services)	2,792,460	52,498,248
ITC Limited (Consumer Staples, Tobacco)	11,212,640	54,930,610
Reliance Industries Limited (Energy, Oil, Gas & Consumable Fuels)	1,064,200	15,766,461
Reliance Industries Limited GDR (Energy, Oil, Gas & Consumable Fuels) 144A	1,246,587	36,898,975
Ultra Tech Cement Limited (Materials, Construction Materials)	286,000	13,631,459

		304,059,763

Indonesia: 2.62%
PT Astra International Tbk (Consumer Discretionary, Automobiles)	14,651,000	7,471,032
PT Bank Central Asia Tbk (Financials, Banks)	9,549,500	9,449,573
PT Blue Bird Tbk (Industrials, Road & Rail)	13,605,309	4,415,432
PT Link Net Tbk (Telecommunication Services, Diversified Telecommunication Services)	44,178,161	14,119,726
PT Matahari Department Store Tbk (Consumer Discretionary, Multiline Retail)	10,474,600	15,090,795
PT Telekomunikasi Indonesia Persero Sponsored ADR Tbk (Telecommunication Services, Diversified Telecommunication Services) «	616,877	32,922,725

		83,469,283

Malaysia: 1.32%
Genting Bhd (Consumer Discretionary, Hotels, Restaurants & Leisure)	8,480,900	19,191,388
Genting Malaysia Bhd (Consumer Discretionary, Hotels, Restaurants & Leisure)	17,996,300	20,592,208
Sime Darby Bhd (Industrials, Industrial Conglomerates)	1,215,937	2,396,702

		42,180,298

Mexico: 10.57%
America Movil SAB de CV ADR (Telecommunication Services, Wireless Telecommunication Services)	3,032,320	42,937,651
Cemex SAB de CV ADR (Materials, Construction Materials) †	3,026,394	22,546,634
Fibra Uno Administracion SAB de CV (Financials, REITs)	25,836,922	61,376,140
Fomento Economico Mexicano SAB de CV ADR (Consumer Staples, Beverages)	911,100	84,923,631
Grupo Financiero Banorte SAB de CV (Financials, Banks)	9,048,188	51,445,031
Grupo Financiero Santander SAB de CV ADR (Financials, Banks)	2,478,441	22,652,951
Grupo Sanborns SA de CV (Consumer Discretionary, Multiline Retail)	891,926	1,232,288
Grupo Televisa SAB ADR (Consumer Discretionary, Media)	897,000	26,219,310
Telesites SAB de CV (Telecommunication Services, Diversified Telecommunication Services)†	3,052,320	1,880,573
Wal-Mart de Mexico SAB de CV (Consumer Staples, Food & Staples Retailing)	8,777,100	21,691,943

		336,906,152

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—April 30, 2016 (unaudited)	Wells Fargo Emerging Markets Equity Fund	9

Security name	Shares	Value

Peru: 0.49%
Compania de Minas Buenaventura SA ADR (Materials, Metals & Mining) «†	1,523,600	$15,464,540

Philippines: 0.88%
Ayala Corporation (Financials, Diversified Financial Services)	647,624	10,649,280
Metropolitan Bank & Trust Company (Financials, Banks)	4,287,486	7,429,661
SM Investments Corporation (Industrials, Industrial Conglomerates)	488,582	9,836,767

		27,915,708

Russia: 2.91%
LUKOIL PJSC ADR (Energy, Oil, Gas & Consumable Fuels)	576,249	24,424,314
Magnit (Consumer Staples, Food & Staples Retailing) (a)	95,300	13,369,656
Mobile Telesystems ADR (Telecommunication Services, Wireless Telecommunication Services)	1,367,800	12,665,828
Sberbank of Russia ADR (Financials, Banks)	2,031,195	16,282,059
Yandex NV Class A (Information Technology, Internet Software & Services) †	1,265,106	25,896,720

		92,638,577

South Africa: 4.68%
AngloGold Ashanti Limited ADR (Materials, Metals & Mining) †	1,077,592	17,726,388
Clicks Group Limited (Consumer Staples, Food & Staples Retailing)	860,000	6,281,182
Impala Platinum Holdings Limited (Materials, Metals & Mining) †	910,758	3,774,765
MTN Group Limited (Telecommunication Services, Wireless Telecommunication Services)	2,102,643	22,017,173
Shoprite Holdings Limited (Consumer Staples, Food & Staples Retailing) «	3,398,100	40,874,355
Standard Bank Group Limited (Financials, Banks)	2,210,190	19,830,032
Tiger Brands Limited (Consumer Staples, Food Products)	1,555,333	38,475,651

		148,979,546

South Korea: 11.00%
Amorepacific Corporation (Consumer Staples, Personal Products)	30,300	10,836,625
KT Corporation ADR (Telecommunication Services, Diversified Telecommunication Services) «	4,024,813	54,777,705
KT&G Corporation (Consumer Staples, Tobacco)	255,091	27,537,470
Naver Corporation (Information Technology, Internet Software & Services)	60,200	35,769,177
Samsung Electronics Company Limited (Information Technology, Technology Hardware, Storage & Peripherals)	139,036	151,921,906
Samsung Life Insurance Company Limited (Financials, Insurance)	479,337	46,065,825
SK Hynix Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)	963,000	23,791,864

		350,700,572

Taiwan: 8.68%
104 Corporation (Industrials, Commercial Services & Supplies) (l)	1,655,000	7,183,828
Far Eastern New Century Corporation (Industrials, Industrial Conglomerates)	11,466,448	8,585,704
MediaTek Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)	2,959,881	21,107,265
President Chain Store Corporation (Consumer Staples, Food & Staples Retailing)	4,365,000	30,924,333
Taiwan Semiconductor Manufacturing Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	8,585,224	39,927,560
Taiwan Semiconductor Manufacturing Company Limited ADR (Information Technology, Semiconductors & Semiconductor Equipment)	4,457,852	105,160,729
Uni-President Enterprises Corporation (Consumer Staples, Food Products)	35,312,368	63,720,578

		276,609,997

Thailand: 3.73%
Bangkok Bank PCL (Financials, Banks)	2,419,800	11,499,765
PTT Exploration & Production PCL (Energy, Oil, Gas & Consumable Fuels)	5,078,139	10,939,879

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Emerging Markets Equity Fund	Portfolio of investments—April 30, 2016 (unaudited)

Security name			Shares	Value

Thailand (continued)
PTT PCL (Energy, Oil, Gas & Consumable Fuels)			2,945,900	$25,638,523
Siam Commercial Bank PCL (Financials, Banks)			7,905,100	30,212,735
Thai Beverage PCL (Consumer Staples, Beverages)			73,527,000	40,731,394

				119,022,296

Turkey: 0.94%
Anadolu Efes Biracilik Ve Malt Sanayii AS (Consumer Staples, Beverages)			2,690,453	21,154,384
Avivasa Emeklilik Ve Hayat AS (Financials, Insurance)			1,246,853	8,783,228

				29,937,612

United Arab Emirates: 0.09%
Emaar Malls Group (Financials, Real Estate Management & Development)			3,773,147	2,974,475

United Kingdom: 0.75%
Standard Chartered plc (Financials, Banks)			2,975,244	24,001,335

Total Common Stocks (Cost $3,089,757,938)				3,090,094,237

	Interest rate	Maturity date	Principal
Convertible Debentures: 0.00%

Brazil: 0.00%
Lupatech SA (Energy, Energy Equipment & Services) (a)(i)(s)	6.50%	4-15-2018	$303,000	1,410

Total Convertible Debentures (Cost $160,691)				1,410

	Dividend yield		Shares
Preferred Stocks: 1.45%

Brazil: 1.45%
Lojas Americanas SA (Consumer Discretionary, Multiline Retail) ±	0.07		9,914,193	46,209,061

Total Preferred Stocks (Cost $39,764,880)				46,209,061

	Yield
Short-Term Investments: 5.00%

Investment Companies: 5.00%
Securities Lending Cash Investments LLC (l)(r)(u)	0.45		120,567,678	120,567,678
Wells Fargo Cash Investment Money Market Fund Select Class (l)(u)	0.43		38,811,076	38,811,076

Total Short-Term Investments (Cost $159,378,754)				159,378,754

Total investments in securities (Cost $3,289,062,263) *	103.42%	3,295,683,462
Other assets and liabilities, net	(3.42)	(108,899,924)

Total net assets	100.00%	$3,186,783,538

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—April 30, 2016 (unaudited)	Wells Fargo Emerging Markets Equity Fund	11

†	Non-income-earning security

«	All or a portion of this security is on loan.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(i)	Illiquid security

(s)	The security is currently in default with regards to scheduled interest and/or principal payments. The Fund has stopped accruing interest on the security.

±	Variable rate investment. The rate shown is the rate in effect at period end.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $3,310,041,597 and unrealized gains (losses) consists of:

Gross unrealized gains	$542,832,278
Gross unrealized losses	(557,190,413)

Net unrealized losses	$(14,358,135)

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Emerging Markets Equity Fund	Statement of assets and liabilities—April 30, 2016 (unaudited)

Assets
Investments
In unaffiliated securities (including $116,880,877 of securities loaned), at value (cost $3,124,007,573)	$3,129,120,880
In affiliated securities, at value (cost $165,054,690)	166,562,582

Total investments, at value (cost $3,289,062,263)	3,295,683,462
Foreign currency, at value (cost $13,477,030)	12,853,274
Receivable for investments sold	6,843,742
Receivable for Fund shares sold	7,582,723
Receivable for dividends	3,678,399
Receivable for securities lending income	70,231
Prepaid expenses and other assets	130,528

Total assets	3,326,842,359

Liabilities
Payable for Fund shares redeemed	14,377,647
Payable upon receipt of securities loaned	120,567,678
Management fee payable	2,649,986
Distribution fees payable	45,236
Administration fees payable	408,415
Accrued expenses and other liabilities	2,009,859

Total liabilities	140,058,821

Total net assets	$3,186,783,538

NET ASSETS CONSIST OF
Paid-in capital	$3,531,097,635
Overdistributed net investment income	(21,277,724)
Accumulated net realized losses on investments	(329,089,912)
Net unrealized gains on investments	6,053,539

Total net assets	$3,186,783,538

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$840,176,280
Shares outstanding – Class A1	45,693,480
Net asset value per share – Class A	$18.39
Maximum offering price per share – Class A2	$19.51
Net assets – Class B	$925,745
Shares outstanding – Class B1	59,037
Net asset value per share – Class B	$15.68
Net assets – Class C	$70,386,349
Shares outstanding – Class C1	4,522,972
Net asset value per share – Class C	$15.56
Net assets – Class R6	$98,974,852
Shares outstanding – Class R6[1]	5,151,021
Net asset value per share – Class R6	$19.21
Net assets – Administrator Class	$157,131,517
Shares outstanding – Administrator Class[1]	8,136,837
Net asset value per share – Administrator Class	$19.31
Net assets – Institutional Class	$2,019,188,795
Shares outstanding – Institutional Class[1]	105,059,293
Net asset value per share – Institutional Class	$19.22

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended April 30, 2016 (unaudited)	Wells Fargo Emerging Markets Equity Fund	13

Investment income
Dividends (net of foreign withholding taxes of $3,027,420)	$22,092,558
Securities lending income, net	317,611
Income from affiliated securities	91,292

Total investment income	22,501,461

Expenses
Management fee	16,200,300
Administration fees
Class A	870,942
Class B	1,123
Class C	74,044
Class R6	13,915
Administrator Class	98,718
Institutional Class	1,231,137
Shareholder servicing fees
Class A	1,036,835
Class B	1,337
Class C	88,147
Administrator Class	185,327
Distribution fees
Class B	4,011
Class C	264,442
Custody and accounting fees	1,520,610
Professional fees	36,830
Registration fees	94,187
Shareholder report expenses	436,902
Trustees’ fees and expenses	11,910
Other fees and expenses	23,886

Total expenses	22,194,603
Less: Fee waivers and/or expense reimbursements	(1,440,150)

Net expenses	20,754,453

Net investment income	1,747,008

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	(63,895,533)
Forward foreign currency contract transactions	3,514

Net realized losses on investments	(63,892,019)

Net change in unrealized gains (losses) on:
Unaffiliated securities	137,620,070
Affiiliated securities	(362,783)

Net change in unrealized gains (losses) on investments	137,257,287

Net realized and unrealized gains (losses) on investments	73,365,268

Net increase in net assets resulting from operations	$75,112,276

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Emerging Markets Equity Fund	Statement of changes in net assets—April 30, 2016

	Six months ended April 30, 2016 (unaudited)		Year ended October 31, 2015

Operations
Net investment income		$1,747,008		$28,129,814
Net realized losses on investments		(63,892,019)		(251,701,617)
Net change in unrealized gains (losses) on investments		137,257,287		(488,939,528)

Net increase (decrease) in net assets resulting from operations		75,112,276		(712,511,331)

Distributions to shareholders from
Net investment income
Class A		(4,821,280)		(9,924,128)
Class R6		(1,207,067)		(428,978)
Administrator Class		(915,237)		(2,112,578)
Institutional Class		(22,745,172)		(32,080,756)

Total distributions to shareholders		(29,688,756)		(44,546,440)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	6,739,660	110,444,580	18,081,212	353,509,537
Class B	0	0	251	4,375
Class C	126,452	1,820,991	176,868	2,961,953
Class R6	472,899	8,441,716	3,603,754	73,604,149
Administrator Class	1,262,330	22,063,071	4,842,916	101,861,997
Institutional Class	16,658,623	293,842,208	43,932,979	875,566,645

		436,612,566		1,407,508,656

Reinvestment of distributions
Class A	275,442	4,701,801	489,710	9,691,371
Class R6	66,974	1,193,482	20,724	428,978
Administrator Class	49,021	878,463	97,246	2,017,592
Institutional Class	1,178,702	21,004,467	1,420,577	29,405,954

		27,778,213		41,543,895

Payment for shares redeemed
Class A	(9,629,884)	(167,883,772)	(40,351,435)	(778,700,113)
Class B	(35,369)	(522,508)	(200,667)	(3,410,499)
Class C	(1,101,279)	(15,964,273)	(2,307,745)	(38,097,771)
Class R6	(398,492)	(7,250,448)	(211,230)	(4,141,231)
Administrator Class	(2,715,347)	(48,792,968)	(16,085,608)	(308,944,371)
Institutional Class	(25,791,534)	(465,155,057)	(61,121,682)	(1,222,764,057)

		(705,569,026)		(2,356,058,042)

Net decrease in net assets resulting from capital share transactions		(241,178,247)		(907,005,491)

Total decrease in net assets		(195,754,727)		(1,664,063,262)

Net assets
Beginning of period		3,382,538,265		5,046,601,527

End of period		$3,186,783,538		$3,382,538,265

Undistributed (overdistributed) net investment income		$(21,277,724)		$6,664,024

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Emerging Markets Equity Fund	15

(For a share outstanding throughout each period)

	Six months ended April 30, 2016 (unaudited)	Year ended October 31
CLASS A		2015	2014	2013	2012	2011
Net asset value, beginning of period	$18.09	$21.44	$21.77	$20.48	$20.93	$21.65
Net investment income (loss)	(0.01)	0.08	0.07	0.02	0.10	0.08
Net realized and unrealized gains (losses) on investments	0.41	(3.29)	(0.40)	1.33	(0.19)	(0.80)

Total from investment operations	0.40	(3.21)	(0.33)	1.35	(0.09)	(0.72)
Distributions to shareholders from
Net investment income	(0.10)	(0.14)	0.00	(0.06)	(0.14)	(0.00)[1]
Net realized gains	0.00	0.00	0.00	0.00	(0.22)	0.00

Total distributions to shareholders	(0.10)	(0.14)	0.00	(0.06)	(0.36)	(0.00)[1]
Net asset value, end of period	$18.39	$18.09	$21.44	$21.77	$20.48	$20.93
Total return[2]	2.20%	(15.02)%	(1.52)%	6.62%	(0.31)%	(3.32)%
Ratios to average net assets (annualized)
Gross expenses	1.67%	1.64%	1.64%	1.65%	1.67%	1.68%
Net expenses	1.61%	1.64%	1.64%	1.65%	1.67%	1.68%
Net investment income (loss)	(0.13)%	0.37%	0.36%	0.15%	0.51%	0.44%
Supplemental data
Portfolio turnover rate	1%	8%	7%	13%	7%	5%
Net assets, end of period (000s omitted)	$840,176	$873,992	$1,502,597	$1,306,269	$920,709	$917,633

[1]	Amount is less than $0.005.

[2]	Total return calculations do not include any sales charge. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Emerging Markets Equity Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended April 30, 2016 (unaudited)	Year ended October 31
CLASS B		2015	2014	2013	2012	2011
Net asset value, beginning of period	$15.40	$18.25	$18.67	$17.64	$18.06	$18.82
Net investment loss	(0.06)[1]	(0.08)[1]	(0.08)[1]	(0.12)[1]	(0.05)[1]	(0.08)[1]
Net realized and unrealized gains (losses) on investments	0.34	(2.77)	(0.34)	1.15	(0.15)	(0.68)

Total from investment operations	0.28	(2.85)	(0.42)	1.03	(0.20)	(0.76)
Distributions to shareholders from
Net realized gains	0.00	0.00	0.00	0.00	(0.22)	0.00
Net asset value, end of period	$15.68	$15.40	$18.25	$18.67	$17.64	$18.06
Total return[2]	1.82%	(15.62)%	(2.25)%	5.84%	(1.06)%	(4.04)%
Ratios to average net assets (annualized)
Gross expenses	2.41%	2.38%	2.39%	2.39%	2.41%	2.43%
Net expenses	2.36%	2.38%	2.39%	2.39%	2.41%	2.43%
Net investment loss	(0.88)%	(0.46)%	(0.46)%	(0.64)%	(0.28)%	(0.39)%
Supplemental data
Portfolio turnover rate	1%	8%	7%	13%	7%	5%
Net assets, end of period (000s omitted)	$926	$1,453	$5,380	$11,071	$15,408	$21,652

[1]	Calculated based upon average shares outstanding

2.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Emerging Markets Equity Fund	17

(For a share outstanding throughout each period)

	Six months ended April 30, 2016 (unaudited)	Year ended October 31
CLASS C		2015	2014	2013	2012	2011
Net asset value, beginning of period	$15.28	$18.11	$18.53	$17.51	$17.92	$18.68
Net investment loss	(0.06)[1]	(0.06)[1]	(0.08)[1]	(0.11)[1]	(0.06)	(0.06)[1]
Net realized and unrealized gains (losses) on investments	0.34	(2.77)	(0.34)	1.13	(0.13)	(0.70)

Total from investment operations	0.28	(2.83)	(0.42)	1.02	(0.19)	(0.76)
Distributions to shareholders from
Net realized gains	0.00	0.00	0.00	0.00	(0.22)	0.00
Net asset value, end of period	$15.56	$15.28	$18.11	$18.53	$17.51	$17.92
Total return[2]	1.83%	(15.63)%	(2.27)%	5.83%	(1.01)%	(4.07)%
Ratios to average net assets (annualized)
Gross expenses	2.41%	2.39%	2.39%	2.39%	2.42%	2.43%
Net expenses	2.36%	2.39%	2.39%	2.39%	2.42%	2.43%
Net investment loss	(0.88)%	(0.39)%	(0.42)%	(0.62)%	(0.24)%	(0.32)%
Supplemental data
Portfolio turnover rate	1%	8%	7%	13%	7%	5%
Net assets, end of period (000s omitted)	$70,386	$84,004	$138,169	$173,454	$183,471	$200,796

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Emerging Markets Equity Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended April 30, 2016 (unaudited)	Year ended October 31
CLASS R6		2015	2014	2013[1]
Net asset value, beginning of period	$19.00	$22.53	$22.86	$20.89
Net investment income	0.03	0.19	0.21	0.01 [2]
Net realized and unrealized gains (losses) on investments	0.41	(3.46)	(0.44)	1.96

Total from investment operations	0.44	(3.27)	(0.23)	1.97
Distributions to shareholders from
Net investment income	(0.23)	(0.26)	(0.10)	0.00
Net asset value, end of period	$19.21	$19.00	$22.53	$22.86
Total return[3]	2.43%	(14.61)%	(1.01)%	9.43%
Ratios to average net assets (annualized)
Gross expenses	1.24%	1.19%	1.17%	1.17%
Net expenses	1.18%	1.18%	1.17%	1.17%
Net investment income	0.30%	0.84%	0.88%	0.15%
Supplemental data
Portfolio turnover rate	1%	8%	7%	13%
Net assets, end of period (000s omitted)	$98,975	$95,190	$35,967	$4,809

[1]	For the period from June 28, 2013 (commencement of class operations) to October 31, 2013.

[2]	Calculated based upon average shares outstanding

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Emerging Markets Equity Fund	19

(For a share outstanding throughout each period)

	Six months ended April 30, 2016 (unaudited)		Year ended October 31
ADMINISTRATOR CLASS			2015	2014	2013	2012	2011
Net asset value, beginning of period	$18.99		$22.44	$22.79	$21.44	$21.90	$22.63
Net investment income (loss)	(0.00	)1,[2]	0.12 [1]	0.13 [1]	0.05	0.14	0.02
Net realized and unrealized gains (losses) on investments	0.43		(3.46)	(0.44)	1.40	(0.18)	(0.73)

Total from investment operations	0.43		(3.34)	(0.31)	1.45	(0.04)	(0.71)
Distributions to shareholders from
Net investment income	(0.11)		(0.11)	(0.04)	(0.10)	(0.20)	(0.02)
Net realized gains	0.00		0.00	0.00	0.00	(0.22)	0.00

Total distributions to shareholders	(0.11)		(0.11)	(0.04)	(0.10)	(0.42)	(0.02)
Net asset value, end of period	$19.31		$18.99	$22.44	$22.79	$21.44	$21.90
Total return[3]	2.31%		(14.91)%	(1.36)%	6.83%	(0.13)%	(3.14)%
Ratios to average net assets (annualized)
Gross expenses	1.58%		1.49%	1.48%	1.48%	1.47%	1.47%
Net expenses	1.49%		1.48%	1.48%	1.48%	1.47%	1.47%
Net investment income (loss)	(0.01)%		0.58%	0.57%	0.35%	0.72%	0.70%
Supplemental data
Portfolio turnover rate	1%		8%	7%	13%	7%	5%
Net assets, end of period (000s omitted)	$157,132		$181,224	$464,135	$1,050,660	$634,428	$529,083

[1]	Calculated based upon average shares outstanding

[2]	Amount is less than $0.005.

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Emerging Markets Equity Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended April 30, 2016 (unaudited)	Year ended October 31
INSTITUTIONAL CLASS		2015	2014	2013	2012	2011
Net asset value, beginning of period	$18.99	$22.52	$22.86	$21.50	$21.96	$22.66
Net investment income	0.03	0.17	0.15	0.11	0.22	0.16
Net realized and unrealized gains (losses) on investments	0.42	(3.45)	(0.40)	1.40	(0.22)	(0.81)

Total from investment operations	0.45	(3.28)	(0.25)	1.51	0.00	(0.65)
Distributions to shareholders from
Net investment income	(0.22)	(0.25)	(0.09)	(0.15)	(0.24)	(0.05)
Net realized gains	0.00	0.00	0.00	0.00	(0.22)	0.00

Total distributions to shareholders	(0.22)	(0.25)	(0.09)	(0.15)	(0.46)	(0.05)
Net asset value, end of period	$19.22	$18.99	$22.52	$22.86	$21.50	$21.96
Total return[1]	2.46%	(14.66)%	(1.09)%	7.07%	0.13%	(2.89)%
Ratios to average net assets (annualized)
Gross expenses	1.34%	1.24%	1.21%	1.22%	1.24%	1.24%
Net expenses	1.22%	1.22%	1.21%	1.22%	1.24%	1.23%
Net investment income	0.26%	0.82%	0.77%	0.57%	1.04%	0.93%
Supplemental data
Portfolio turnover rate	1%	8%	7%	13%	7%	5%
Net assets, end of period (000s omitted)	$2,019,189	$2,146,675	$2,900,353	$2,183,281	$1,176,567	$541,644

[1]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Emerging Markets Equity Fund	21

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Emerging Markets Equity Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although a Fund may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On April 30, 2016, such fair value pricing was not used in pricing foreign securities.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other

22	Wells Fargo Emerging Markets Equity Fund	Notes to financial statements (unaudited)

independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Forward foreign currency contracts

The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contract transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Notes to financial statements (unaudited)	Wells Fargo Emerging Markets Equity Fund	23

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the custodian verifies the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Capital loss carryforwards that do not expire are required to be utilized prior to capital loss carryforwards that expire. As of October 31, 2015, capital loss carryforwards available to offset future net realized capital gains were as follows through the indicated expiration dates:

	No expiration
2017	Short-term	Long-term
$10,889,490	$27,469,490	$223,167,755

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

24	Wells Fargo Emerging Markets Equity Fund	Notes to financial statements (unaudited)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of April 30, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Argentina	$19,395,417	$0	$0	$19,395,417
Brazil	226,016,175	0	0	226,016,175
Chile	79,035,244	0	0	79,035,244
China	726,504,733	0	0	726,504,733
Colombia	19,050,956	0	0	19,050,956
Hong Kong	165,231,558	0	0	165,231,558
India	304,059,763	0	0	304,059,763
Indonesia	83,469,283	0	0	83,469,283
Malaysia	42,180,298	0	0	42,180,298
Mexico	336,906,152	0	0	336,906,152
Peru	15,464,540	0	0	15,464,540
Philippines	27,915,708	0	0	27,915,708
Russia	79,268,921	13,369,656	0	92,638,577
South Africa	148,979,546	0	0	148,979,546
South Korea	350,700,572	0	0	350,700,572
Taiwan	276,609,997	0	0	276,609,997
Thailand	119,022,296	0	0	119,022,296
Turkey	29,937,612	0	0	29,937,612
United Arab Emirates	2,974,475	0	0	2,974,475
United Kingdom	24,001,335	0	0	24,001,335

Convertible debentures	0	0	1,410	1,410

Preferred stocks
Brazil	46,209,061	0	0	46,209,061

Short-term investments
Investment companies	38,811,076	0	0	38,811,076
Investments measured at net asset value*				120,567,678
Total assets	$3,161,744,718	$13,369,656	$1,410	$3,295,683,462

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $120,567,678 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. Fair value pricing that was used in pricing certain foreign securities at the previous period end was not used at April 30, 2016. As a result common stocks and preferred stocks valued at $1,719,558,688 and $46,209,061, respectively, were transferred from Level 2 to Level 1 within the fair value hierarchy. The Fund did not have any transfers into/out of Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo, is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the applicable subadviser, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 1.15% and declining to 0.955% as the

Notes to financial statements (unaudited)	Wells Fargo Emerging Markets Equity Fund	25

average daily net assets of the Fund increase. For the six months ended April 30, 2016, the management fee was equivalent to an annual rate of 1.07% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.65% and declining to 0.45% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Class A, Class B, Class C	0.21%
Class R6	0.03
Administrator Class, Institutional Class	0.13

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through February 28, 2017 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.61% for Class A shares, 2.36% for Class B shares, 2.36% for Class C shares, and 1.18% for Class R6 shares, 1.49% for Administrator Class and 1.22% for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fees

The Trust has adopted a distribution plan for Class B and Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class B and Class C shares, and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class B and Class C shares. For the six months ended April 30, 2016, Funds Distributor received $3,808 from the sale of Class A shares and $1,001 in contingent deferred sales charges from redemptions of Class A.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended April 30, 2016 were $30,080,741 and $288,070,928, respectively.

26	Wells Fargo Emerging Markets Equity Fund	Notes to financial statements (unaudited)

6. INVESTMENTS IN AFFILIATES

An affiliated investment is a company which is under common ownership or control of the Fund or which the Fund has ownership of at least 5% of the outstanding voting shares. The following is a summary of transactions for the long-term holdings of issuers that were either affiliates of the Fund at the beginning of the period or the end of the period.

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	Income from affiliated securities	Realized gains (losses)
104 Corporation	1,655,000	0	0	1,655,000	$7,183,828	$0	$0

7. DERIVATIVE TRANSACTIONS

During the six months ended April 30, 2016, the Fund entered into forward foreign currency contracts for economic hedging purposes.

As of April 30, 2016, the Fund did not have any open forward foreign currency contracts. The Fund had average contract amounts of $14,047 in forward foreign currency contracts to sell during the six months ended April 30, 2016.

The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the appropriate financial statements.

8. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds) and Wells Fargo Variable Trust are parties to a $200,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.20% of the unused balance is allocated to each participating fund.

For the six months ended April 30, 2016, there were no borrowings by the Fund under the agreement.

9. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

Other information (unaudited)	Wells Fargo Emerging Markets Equity Fund	27

TAX INFORMATION

Pursuant to Section 853 of the Internal Revenue Code, the following amounts have been designated as foreign taxes paid for the fiscal year ended October 31, 2015. These amounts may be less than the actual foreign taxes paid for financial statement purposes. Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments. None of the income was derived from ineligible foreign sources as defined under Section 901(j) of the Internal Revenue Code.

Creditable foreign taxes paid	Per share amount	Foreign income as % of ordinary income distributions
$7,220,008	$0.0398	100%

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

28	Wells Fargo Emerging Markets Equity Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 141 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief financial officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he lead a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Mr. Ebsworth is a CFA ® charterholder and an Adjunct Lecturer, Finance, at Babson College.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is Chair of Taproot Foundation (non-profit organization), a Board Member of Ruth Bancroft Garden (non-profit organization) and an inactive chartered financial analyst.	Asset Allocation Trust
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Emerging Markets Equity Fund	29

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Michael Whitaker (Born 1967)	Chief Compliance Officer, since 2016*	Executive Vice President of Wells Fargo Funds Management, LLC since 2016. Chief Compliance Officer of Fidelity’s Fixed Income Funds and Asset Allocation Funds from 2008 to 2016, Compliance Officer of FMR Co., Inc. from 2014 to 2016, Fidelity Investments Money Management, Inc. from 2014 to 2016, Fidelity Investments from 2007 to 2016.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007**	Executive Vice President of Wells Fargo Funds Management, LLC since 2014, Senior Vice President and Chief Compliance Officer from 2007 to 2014.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

[1]	Jeremy DePalma acts as Treasurer of 69 funds and Assistant Treasurer of 72 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

*	Michael Whitaker became Chief Compliance Officer effective May 16, 2016.

**	Debra Ann Early was the Chief Compliance Officer until May 15, 2016.

30	Wells Fargo Emerging Markets Equity Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Colombian peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2016 Wells Fargo Funds Management, LLC. All rights reserved.

242230 06-16 SA238/SAR238 04-16

Semi-Annual Report

April 30, 2016

Wells Fargo Emerging Markets Equity Income Fund

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of April 30, 2016, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Emerging Markets Equity Income Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Funds

Despite the slowdown, China’s growth rate remained higher than that of most other economies.

Despite challenging fundamentals, the prospect that Brazil’s left-leaning president might soon be replaced by an investor-friendly center-right government boosted the country’s currency and stock markets later in the reporting period.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Emerging Markets Equity Income Fund for the six-month period that ended April 30, 2016. The reporting period was marked by concerns about slowing economic growth in China and political upheaval in Brazil and South Africa.

Even as the Fed tightened its monetary policy, the People’s Bank of China remained accommodative.

Entering the reporting period, many emerging markets commentaries focused on the potential effect of the U.S. Federal Reserve (Fed) raising its key interest rate. In fact, a combination of U.S. moderate economic growth and low inflation did allow the Fed to raise its key rate by 0.25% in December 2015. Given that other central banks, including the European Central Bank and the People’s Bank of China (PBOC), remained in easing mode, the prospect of the Fed’s actions supported the value of the U.S. dollar relative to other currencies. A richly valued dollar had the potential to pressure emerging countries and companies with outstanding dollar-denominated debt.

Early in 2016, however, Fed officials dialed back their expectations of U.S. economic growth and indicated that they would raise the federal funds rate at a slower pace than initially expected. The Fed’s pullback, along with country-specific factors, prompted investors to focus more on country and company fundamentals than on the Fed’s actions.

The PBOC remained active throughout the reporting period. In November 2015, the central bank reduced short-term borrowing costs for banks. Coming after other PBOC stimulus prior to the reporting period, the central bank’s actions raised concerns that China’s economy was slowing more rapidly than anticipated. Investor fears were realized in January 2015, when China released a preliminary estimate of its 2015 gross domestic product growth that showed the country’s growth rate had dipped below 7% for the first time since 2009. Despite the slowdown, China’s growth rate remained higher than that of most other economies. In addition, the governor of the PBOC also was able to allay some investor fears by better communicating the bank’s strategy. Investor sentiment on China thus improved as the period progressed.

Brazil and South Africa continued to grapple with political and economic challenges

Major political scandals affected Brazil’s stock and currency markets. An ongoing investigation into bribery at the state-owned oil company, Petróleo Brasileiro S.A., ensnared several prominent politicians. Moreover, impeachment proceedings began against President Dilma Rousseff in October on the charge that she doctored the country’s fiscal accounts by taking unauthorized loans from state-owned banks. These scandals took place against a backdrop of a notable slowdown in global demand for commodities, pushing Brazil’s commodity-heavy economy into recession. Despite challenging fundamentals, the prospect that Brazil’s left-leaning president might soon be replaced by an investor-friendly center-right government boosted the country’s currency and stock markets later in the reporting period.

South Africa also sparked investor concerns in December 2015 after President Jacob Zuma first fired the country’s well-regarded finance minister; replaced him with a candidate widely regarded as unprepared; and then, after public and

1 The Morgan Stanley Capital International (MSCI) Emerging Markets Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of emerging markets. The MSCI Emerging Markets Index (Net) consists of the following 23 emerging markets country indexes: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Peru, the Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey, and United Arab Emirates. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Emerging Markets Equity Income Fund	3

investor outcry, appointed a third, better-regarded minister. Africa’s most-significant economy thus had three finance ministers in a four-day period. In addition, South Africa’s highest court ruled in March 2016 that President Zuma had failed to uphold the constitution when he ignored a state order to repay government funds used to upgrade a private residence. Economically, South Africa was affected by continued low prices for industrials and precious metals, which caused a slowdown in the country’s important mining sector.

The predominance of political risk caused notably high volatility in emerging markets, but the Morgan Stanley Capital International (MSCI) Emerging Markets Index (Net)1 ended the period with a nearly flat -0.13% return.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds and other investments spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Funds

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

4	Wells Fargo Emerging Markets Equity Income Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation and current income.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Anthony L.T. Cragg

Alison Shimada

Average annual total returns (%) as of April 30, 20161

		Including sales charge		Excluding sales charge		Expense ratios[2] (%)
	Inception date	1 year	Since inception	1 year	Since inception	Gross	Net[3]
Class A (EQIAX)	5-31-2012	(18.63)	1.96	(13.63)	3.51	1.88	1.67
Class C (EQICX)	5-31-2012	(15.18)	2.74	(14.34)	2.74	2.63	2.42
Class R (EQIHX)	9-30-2015			(13.93)	3.25	2.13	1.92
Class R6 (EQIRX)	9-30-2015			(13.27)	3.93	1.45	1.22
Administrator Class (EQIDX)	5-31-2012			(13.52)	3.72	1.80	1.47
Institutional Class (EQIIX)	5-31-2012			(13.30)	3.93	1.55	1.27
MSCI Emerging Markets Index (Net)[4]	–			(17.87)	0.45	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R, Class R6, Administrator Class, and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Foreign investments are especially volatile and can rise or fall dramatically due to differences in the political and economic conditions of the host country. These risks are generally intensified in emerging markets. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to smaller-company securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Emerging Markets Equity Income Fund	5

Ten largest holdings (%) as of April 30, 2016[5]
China Mobile Limited	2.28
China Petroleum & Chemical Corporation H Shares	2.25
PT Telekomunikasi Indonesia Persero Tbk	2.16
Grupo Financiero Santander SAB de CV Class B	1.97
HSBC Bank plc (China Vanke Company Limited Class A)	1.92
POSCO	1.83
China Construction Bank H Shares	1.80
Industrial & Commercial Bank of China Limited H Shares	1.76
SK Telecom Company Limited ADR	1.73
Singapore Telecommunications Limited	1.73

Sector distribution as of April 30, 2016[6]

Country allocation as of April 30, 2016[6]

[1]	Historical performance shown for the Class R shares prior to their inception reflects the performance of the Administrator Class shares, adjusted to reflect the higher expenses applicable to Class R shares. Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to Institutional Class shares. If these expenses had not been included, returns for Class R6 shares would be higher.

[2]	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.02% in acquired fund fees and expenses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include acquired fund fees and expenses.

[3]	The manager has contractually committed through February 28, 2017 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Operating Expenses After Fee Waiver at 1.65% for Class A, 2.40% for Class C, 1.90% for Class R, 1.20% for Class R6, 1.45% for Administrator Class, and 1.25% for Institutional Class. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

[4]	The Morgan Stanley Capital International (MSCI) Emerging Markets Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of emerging markets. The MSCI Emerging Markets Index (Net) consists of the following 23 emerging markets country indexes: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Peru, the Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey, and United Arab Emirates. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[5]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[6]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

6	Wells Fargo Emerging Markets Equity Income Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from November 1, 2015 to April 30, 2016.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 11-1-2015	Ending account value 4-30-2016	Expenses paid during the period¹	Net annualized expense ratio
Class A
Actual	$1,000.00	$999.61	$8.20	1.65%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.66	$8.27	1.65%
Class C
Actual	$1,000.00	$995.24	$11.91	2.40%
Hypothetical (5% return before expenses)	$1,000.00	$1,012.93	$12.01	2.40%
Class R
Actual	$1,000.00	$998.26	$9.44	1.90%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.42	$9.52	1.90%
Class R6
Actual	$1,000.00	$1,002.65	$5.98	1.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.90	$6.02	1.20%
Administrator Class
Actual	$1,000.00	$999.99	$7.21	1.45%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.65	$7.27	1.45%
Institutional Class
Actual	$1,000.00	$1,001.43	$6.22	1.25%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.65	$6.27	1.25%

[1]	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—April 30, 2016 (unaudited)	Wells Fargo Emerging Markets Equity Income Fund	7

Security name	Shares	Value

Common Stocks: 81.91%

Brazil: 5.24%
Ambev SA (Consumer Staples, Beverages)	607,400	$3,424,434
BB Seguridade Participacoes SA (Financials, Insurance)	461,196	4,022,935
Telefonica Brasil ADR (Telecommunication Services, Diversified Telecommunication Services)	294,045	3,622,634
Valid Solucoes SA (Industrials, Commercial Services & Supplies)	370,768	3,773,171
WEG SA (Industrials, Machinery)	361,800	1,596,896

		16,440,070

Cayman Islands: 0.85%
KWG Property Holding Limited (Financials, Real Estate Management & Development)	4,082,500	2,652,580

Chile: 1.11%
Aguas Andinas SA Class A (Utilities, Water Utilities)	6,001,575	3,483,716

China: 17.59%
Bank of China Limited H Shares (Financials, Banks)	9,641,000	3,939,972
Beijing Capital International Airport Company Limited H Shares (Industrials, Transportation Infrastructure)	2,780,000	2,992,561
China Construction Bank H Shares (Financials, Banks)	8,761,000	5,635,936
China Mobile Limited (Telecommunication Services, Wireless Telecommunication Services)	625,000	7,167,006
China Petroleum & Chemical Corporation H Shares (Energy, Oil, Gas & Consumable Fuels)	9,883,600	7,046,153
China Power International Development Limited (Utilities, Independent Power & Renewable Electricity Producers)	12,035,000	5,166,568
China State Construction International Holdings Limited (Industrials, Construction & Engineering)	998,000	1,559,355
CNOOC Limited (Energy, Oil, Gas & Consumable Fuels)	1,806,000	2,249,089
COSCO Pacific Limited (Industrials, Transportation Infrastructure)	3,587,517	3,820,198
Franshion Properties China Limited (Financials, Real Estate Management & Development)	8,712,000	2,504,578
Huaneng Power International Incorporated H Shares (Utilities, Independent Power & Renewable Electricity Producers)	3,434,000	2,465,854
Industrial & Commercial Bank of China Limited H Shares (Financials, Banks)	10,190,000	5,530,547
PetroChina Company Limited H Shares (Energy, Oil, Gas & Consumable Fuels)	4,826,000	3,552,509
Sinotrans Limited H Shares (Industrials, Air Freight & Logistics)	3,414,000	1,584,447

		55,214,773

Cyprus: 0.44%
Ros Agro plc (Consumer Staples, Food & Staples Retailing)	91,364	1,388,733

Czech Republic: 0.99%
Komercni Banka AS (Financials, Banks)	15,146	3,115,886

Indonesia: 4.27%
PT Bank Rakyat Indonesia Tbk (Financials, Banks)	1,912,300	1,500,781
PT Hanjaya Mandala Sampoerna Tbk (Consumer Staples, Tobacco)	211,200	1,599,454
PT Indocement Tunggal Prakarsa Tbk (Materials, Construction Materials)	1,502,800	2,247,705
PT Perusahaan Gas Negara Persero Tbk (Utilities, Gas Utilities)	6,349,000	1,261,327
PT Telekomunikasi Indonesia Persero Tbk (Telecommunication Services, Diversified Telecommunication Services)	25,204,900	6,784,758

		13,394,025

Malaysia: 2.99%
Malakoff Corporation Bhd (Utilities, Independent Power & Renewable Electricity Producers)	5,182,575	2,175,713
Telecom Malaysia Bhd (Telecommunication Services, Diversified Telecommunication Services)	1,662,081	2,829,346
Tenaga Nasional Bhd (Utilities, Electric Utilities)	1,189,500	4,372,512

		9,377,571

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Emerging Markets Equity Income Fund	Portfolio of investments—April 30, 2016 (unaudited)

Security name	Shares	Value

Mexico: 6.42%
Bolsa Mexicana de Valores SAB de CV (Financials, Diversified Financial Services)	1,150,955	$1,908,597
Grupo Aeroportuario del Centro Norte SAB de CV (Industrials, Transportation Infrastructure)	829,956	4,812,444
Grupo Financiero Santander SAB de CV Class B (Financials, Banks)	3,375,080	6,191,206
Macquarie Mexico Real Estate Management SA de CV (Financials, REITs) 144A	2,790,575	3,876,553
Wal-Mart de Mexico SAB de CV (Consumer Staples, Food & Staples Retailing)	1,361,643	3,365,198

		20,153,998

Panama: 0.71%
Banco Latinoamericano de Comercio Exterior SA (Financials, Banks)	86,189	2,228,848

Philippines: 2.22%
Globe Telecom Incorporated (Telecommunication Services, Wireless Telecommunication Services)	62,745	2,936,018
Semirara Mining and Power Corporation (Energy, Oil, Gas & Consumable Fuels)	1,491,310	4,039,379

		6,975,397

Poland: 1.01%
Asseco Poland SA (Information Technology, Software)	208,923	3,169,191

Russia: 2.66%
Lukoil PJSC ADR (Energy, Oil, Gas & Consumable Fuels)	35,719	1,536,131
MMC Norilsk Nickel PJSC (Materials, Metals & Mining)	108,622	1,602,175
Moscow Exchange MICEX-RTS OAO (Financials, Diversified Financial Services) (a)	958,417	1,525,742
Severstal PAO GDR (Materials, Metals & Mining)	132,374	1,538,186
Tatneft ADR (Energy, Oil, Gas & Consumable Fuels)	68,388	2,143,964

		8,346,198

Singapore: 4.34%
Asian Pay Television Trust (Consumer Discretionary, Media)	4,542,600	2,026,665
CapitaRetail China Trust (Financials, REITs)	2,124,100	2,329,663
Jardine Cycle & Carriage Limited (Consumer Discretionary, Distributors)	64,600	1,855,115
Lippo Malls Indonesia Retail Trust (Financials, REITs)	8,147,100	1,968,850
Singapore Telecommunications Limited (Telecommunication Services, Diversified Telecommunication Services)	1,892,500	5,431,870

		13,612,163

South Africa: 3.34%
Sasol Limited (Energy, Oil, Gas & Consumable Fuels)	38,017	1,240,238
Telkom South Africa Limited (Telecommunication Services, Diversified Telecommunication Services)	969,175	3,858,930
Truworths International Limited (Consumer Discretionary, Specialty Retail)	299,127	2,233,905
Vodacom Group Proprietary Limited (Consumer Discretionary, Media)	133,483	1,551,883
Woolworths Holdings Limited (Consumer Discretionary, Multiline Retail)	248,048	1,596,296

		10,481,252

South Korea: 11.92%
Hite Jinro Company Limited (Consumer Staples, Beverages)	139,419	3,420,011
Hyundai Motor Company (Consumer Discretionary, Automobiles)	17,239	2,171,140
Kangwon Land Incorporated (Consumer Discretionary, Hotels, Restaurants & Leisure)	76,611	2,867,702
KB Financial Group Incorporated (Financials, Banks)	103,780	3,169,689
Korea Electric Power Corporation (Utilities, Electric Utilities)	98,416	5,337,993
Korea Reinsurance Company (Financials, Insurance)	185,443	2,164,641
Macquarie Korea Infrastructure Fund (Financials, Capital Markets)	547,598	4,070,700

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—April 30, 2016 (unaudited)	Wells Fargo Emerging Markets Equity Income Fund	9

Security name	Shares	Value

South Korea (continued)
POSCO (Materials, Metals & Mining)	27,277	$5,757,520
Shinhan Financial Group Company Limited (Financials, Banks)	81,764	2,999,592
SK Telecom Company Limited ADR (Telecommunication Services, Wireless Telecommunication Services)	271,751	5,435,020

		37,394,008

Taiwan: 12.09%
Advanced Semiconductor Engineering Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)	2,405,000	2,263,100
Cathay Financial Holding Company Limited (Financials, Insurance)	1,031,000	1,158,768
Chicony Electronics Company Limited (Information Technology, Technology Hardware, Storage & Peripherals)	1,604,972	3,856,551
Chunghwa Telecom Company Limited (Telecommunication Services, Diversified Telecommunication Services)	461,000	1,557,964
CTBC Financial Holding Company Limited (Financials, Banks)	2,495,380	1,268,850
CTCI Corporation (Industrials, Construction & Engineering)	1,158,000	1,509,748
Delta Electronics Incorporated (Information Technology, Electronic Equipment, Instruments & Components)	401,283	1,866,259
Hon Hai Precision Industry Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	1,743,300	4,167,316
Largan Precision Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	25,000	1,759,526
MediaTek Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)	179,000	1,276,470
Merida Industry Company Limited (Consumer Discretionary, Leisure Products)	232,000	953,090
Namchow Chemical Industrial Company Limited (Consumer Staples, Food Products)	560,000	1,040,027
Nan Ya Plastics Corporation (Materials, Chemicals)	752,000	1,473,550
Siliconware Precision Industries Company (Information Technology, Semiconductors & Semiconductor Equipment)	1,889,000	2,805,417
Taiwan Semiconductor Manufacturing Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	936,000	4,353,083
Teco Electric & Machinery Company Limited (Industrials, Electrical Equipment)	1,688,000	1,334,574
Uni-President Enterprises Corporation (Consumer Staples, Food Products)	849,000	1,532,006
United Microelectronics Corporation ADR (Information Technology, Semiconductors & Semiconductor Equipment)	1,182,902	2,235,685
WPG Holdings Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	1,440,000	1,540,322

		37,952,306

Thailand: 1.45%
Land & Houses PCL (Financials, Real Estate Management & Development)	5,936,100	1,436,016
Major Cineplex Group PCL (Consumer Discretionary, Media)	3,458,200	3,118,617

		4,554,633

Turkey: 1.81%
Emlak Konut Gayrimenkul Yati (Financials, REITs)	3,944,083	4,242,920
TAV Havalimanlari Holding AS (Industrials, Transportation Infrastructure)	244,340	1,424,298

		5,667,218

United Arab Emirates: 0.46%
Abu Dhabi Commercial Bank PJSC (Financials, Banks)	804,214	1,443,790

Total Common Stocks (Cost $260,517,158)		257,046,356

Exchange-Traded Funds: 1.23%

United States: 1.23%
Market Vectors Russia ETF	217,167	3,852,543

Total Exchange-Traded Funds (Cost $3,549,349)		3,852,543

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Emerging Markets Equity Income Fund	Portfolio of investments—April 30, 2016 (unaudited)

Security name		Expiration date	Shares	Value

Participation Notes: 9.24%

China: 3.20%
HSBC Bank plc (China Vanke Company Limited Class A) (Financials, Real Estate Management & Development) †(a)		2-11-2019	1,836,000	$6,034,631
HSBC Bank plc (Inner Mongolia Yili Industrial Group Company Limited Class A) (Consumer Staples, Food Products) †		12-19-2022	707,700	1,639,674
UBS AG (Midea Group Company Class A) (Utilities, Electric Utilities) †		12-19-2016	476,486	2,357,787

				10,032,092

India: 6.04%
HSBC Bank plc (Bharti Infratel Limited) (Telecommunication Services, Wireless Telecommunication Services) †		10-1-2018	106,320	600,688
HSBC Bank plc (Bharti Infratel Limited) (Telecommunication Services, Wireless Telecommunication Services) †		11-22-2023	454,683	2,568,875
HSBC Bank plc (Coal India Limited) (Materials, Metals & Mining) †		11-2-2020	1,143,628	4,963,792
HSBC Bank plc (Credit Analysis & Research) (Financials, Diversified Financial Services) †		5-2-2024	132,925	2,024,970
HSBC Bank plc (Gujarat Pipavav Limited) (Industrials, Marine) †		3-3-2025	499,540	1,284,134
HSBC Bank plc (Hero Motorcorp) (Industrials, Automobiles) †		7-29-2019	62,595	2,732,807
HSBC Bank plc (Hexaware Technologies Limited) (Information Technology, Software) †		5-12-2016	726,581	2,640,719
HSBC Bank plc (NTPC Limited) (Utilities, Electric Utilities) †		5-6-2024	378,530	794,534
HSBC Bank plc (Oil & Natural Gas Corporation Limited) (Energy, Oil, Gas & Consumable Fuels) †		1-10-2024	414,314	1,356,283

				18,966,802

Total Participation Notes (Cost $29,043,448)				28,998,894

	Dividend yield
Preferred Stocks: 1.53%

Brazil: 1.53%
Itausa Investimentos Itau SA (Financials, Banks)	3.81%		1,914,500	4,820,691

Total Preferred Stocks (Cost $4,544,846)				4,820,691

	Yield
Short-Term Investments: 5.20%

Investment Companies: 5.20%
Wells Fargo Cash Investment Money Market Fund Select Class (l)(u)	0.43		16,314,180	16,314,180

Total Short-Term Investments (Cost $16,314,180)				16,314,180

Total investments in securities (Cost $313,968,981) *	99.11%	311,032,664
Other assets and liabilities, net	0.89	2,790,209

Total net assets	100.00%	$313,822,873

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

†	Non-income-earning security

(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $314,621,251 and unrealized gains (losses) consists of:

Gross unrealized gains	$14,657,358
Gross unrealized losses	(18,245,945)

Net unrealized losses	$(3,588,587)

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—April 30, 2016 (unaudited)	Wells Fargo Emerging Markets Equity Income Fund	11

Assets
Investments
In unaffiliated securities, at value (cost $297,654,801)	$294,718,484
In affiliated securities, at value (cost $16,314,180)	16,314,180

Total investments, at value (cost $313,968,981)	311,032,664
Cash	951,470
Foreign currency, at value (cost $451,230)	453,798
Receivable for investments sold	2,661,672
Receivable for Fund shares sold	5,291,835
Receivable for dividends	1,084,933
Prepaid expenses and other assets	71,955

Total assets	321,548,327

Liabilities
Payable for investments purchased	6,865,246
Payable for Fund shares redeemed	449,750
Management fee payable	242,230
Distribution fees payable	7,575
Administration fees payable	35,568
Accrued expenses and other liabilities	125,085

Total liabilities	7,725,454

Total net assets	$313,822,873

NET ASSETS CONSIST OF
Paid-in capital	$332,652,949
Undistributed net investment income	708,258
Accumulated net realized losses on investments	(16,611,007)
Net unrealized losses on investments	(2,927,327)

Total net assets	$313,822,873

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$23,978,991
Shares outstanding – Class A1	2,419,990
Net asset value per share – Class A	$9.91
Maximum offering price per share – Class A2	$10.51
Net assets – Class C	$12,425,421
Shares outstanding – Class C1	1,258,402
Net asset value per share – Class C	$9.87
Net assets – Class R	$26,429
Shares outstanding – Class R1	2,660
Net asset value per share – Class R	$9.93
Net assets – Class R6	$2,472,053
Shares outstanding – Class R6[1]	249,206
Net asset value per share – Class R6	$9.92
Net assets – Administrator Class	$46,785,855
Shares outstanding – Administrator Class[1]	4,705,433
Net asset value per share – Administrator Class	$9.94
Net assets – Institutional Class	$228,134,124
Shares outstanding – Institutional Class[1]	22,992,436
Net asset value per share – Institutional Class	$9.92

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Emerging Markets Equity Income Fund	Statement of operations—six months ended April 30, 2016 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $331,983)	$4,027,192
Income from affiliated securities	24,146

Total investment income	4,051,338

Expenses
Management fee	1,355,522
Administration fees
Class A	23,005
Class C	11,932
Class R	26
Class R6	298
Administrator Class	28,803
Institutional Class	101,496
Shareholder servicing fees
Class A	27,387
Class C	14,205
Class R	31
Administrator Class	54,253
Distribution fees
Class C	42,615
Class R	31
Custody and accounting fees	140,748
Professional fees	26,174
Registration fees	54,428
Shareholder report expenses	13,674
Trustees’ fees and expenses	11,145
Other fees and expenses	7,398

Total expenses	1,913,171
Less: Fee waivers and/or expense reimbursements	(286,718)

Net expenses	1,626,453

Net investment income	2,424,885

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	(8,987,298)
Forward foreign currency contract transactions	9,640

Net realized losses on investments	(8,977,658)

Net change in unrealized gains (losses) on investments	7,562,965

Net realized and unrealized gains (losses) on investments	(1,414,693)

Net increase in net assets resulting from operations	$1,010,192

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Emerging Markets Equity Income Fund	13

	Six months ended April 30, 2016 (unaudited)		Year ended October 31, 2015

Operations
Net investment income		$2,424,885			$3,115,405
Net realized losses on investments		(8,977,658)			(5,853,265)
Net change in unrealized gains (losses) on investments		7,562,965			(14,976,313)

Net increase (decrease) in net assets resulting from operations		1,010,192			(17,714,173)

Distributions to shareholders from
Net investment income
Class A		(129,996)			(384,317)
Class C		(27,525)			(127,515)
Class R		(112)			(10)[1]
Class R6		(17,156)			(19)[1]
Administrator Class		(279,186)			(1,016,111)
Institutional Class		(1,348,339)			(1,553,325)

Total distributions to shareholders		(1,802,314)			(3,081,297)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	1,098,602	10,531,447	1,696,774		18,394,271
Class C	521,869	5,030,050	795,767		8,556,504
Class R	0	0	2,648	[1]	25,000 [1]
Class R6	268,629	2,622,128	2,654	[1]	25,000 [1]
Administrator Class	2,165,716	20,607,610	5,721,244		61,488,744
Institutional Class	18,353,770	175,712,497	12,481,918		130,171,618

		214,503,732			218,661,137

Reinvestment of distributions
Class A	13,020	127,425	36,083		380,492
Class C	2,419	23,635	11,577		122,069
Class R	11	112	1	[1]	10 [1]
Class R6	1,757	17,156	2	[1]	19 [1]
Administrator Class	28,385	277,851	94,283		997,261
Institutional Class	102,247	1,002,714	77,609		795,126

		1,448,893			2,294,977

Payment for shares redeemed
Class A	(985,077)	(9,398,254)	(675,914)		(7,063,488)
Class C	(291,119)	(2,804,734)	(346,771)		(3,609,550)
Class R6	(23,836)	(221,231)	0	[1]	0 [1]
Administrator Class	(1,882,507)	(17,506,737)	(6,081,753)		(63,197,111)
Institutional Class	(8,780,986)	(81,361,359)	(2,337,484)		(24,746,171)

		(111,292,315)			(98,616,320)

Net increase in net assets resulting from capital share transactions		104,660,310			122,339,794

Total increase in net assets		103,868,188			101,544,324

Net assets
Beginning of period		209,954,685			108,410,361

End of period		$313,822,873			$209,954,685

Undistributed net investment income		$708,258			$85,687

[1]	For the period from September 30, 2015 (commencement of class operations) to October 31, 2015

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Emerging Markets Equity Income Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended April 30, 2016 (unaudited)	Year ended October 31
CLASS A		2015	2014	2013	2012[1]
Net asset value, beginning of period	$9.97	$11.33	$11.79	$11.17	$10.00
Net investment income	0.07	0.20	0.33	0.31	0.13
Net realized and unrealized gains (losses) on investments	(0.07)	(1.36)	(0.11)	0.88	1.15

Total from investment operations	0.00	(1.16)	0.22	1.19	1.28
Distributions to shareholders from
Net investment income	(0.06)	(0.20)	(0.31)	(0.34)	(0.11)
Net realized gains	0.00	0.00	(0.37)	(0.23)	0.00

Total distributions to shareholders	(0.06)	(0.20)	(0.68)	(0.57)	(0.11)
Net asset value, end of period	$9.91	$9.97	$11.33	$11.79	$11.17
Total return[2]	(0.04)%	(10.34)%	2.05%	10.94%	12.80%
Ratios to average net assets (annualized)
Gross expenses	1.82%	1.89%	2.09%	2.88%	4.29%
Net expenses	1.65%	1.65%	1.65%	1.65%	1.65%
Net investment income	1.58%	2.22%	3.12%	2.64%	2.94%
Supplemental data
Portfolio turnover rate	24%	84%	91%	85%	39%
Net assets, end of period (000s omitted)	$23,979	$22,866	$14,010	$8,658	$628

[1]	For the period from May 31, 2012 (commencement of class operations) to October 31, 2012.

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Emerging Markets Equity Income Fund	15

(For a share outstanding throughout each period)

	Six months ended April 30, 2016 (unaudited)	Year ended October 31
CLASS C		2015	2014	2013	2012[1]
Net asset value, beginning of period	$9.94	$11.32	$11.79	$11.16	$10.00
Net investment income	0.04	0.14	0.23	0.22	0.10
Net realized and unrealized gains (losses) on investments	(0.09)	(1.38)	(0.08)	0.89	1.13

Total from investment operations	(0.05)	(1.24)	0.15	1.11	1.23
Distributions to shareholders from
Net investment income	(0.02)	(0.14)	(0.25)	(0.25)	(0.07)
Net realized gains	0.00	0.00	(0.37)	(0.23)	0.00

Total distributions to shareholders	(0.02)	(0.14)	(0.62)	(0.48)	(0.07)
Net asset value, end of period	$9.87	$9.94	$11.32	$11.79	$11.16
Total return[2]	(0.48)%	(10.95)%	1.27%	10.11%	12.49%
Ratios to average net assets (annualized)
Gross expenses	2.58%	2.64%	2.83%	3.81%	5.03%
Net expenses	2.40%	2.40%	2.40%	2.40%	2.41%
Net investment income	0.84%	1.45%	2.17%	1.80%	2.24%
Supplemental data
Portfolio turnover rate	24%	84%	91%	85%	39%
Net assets, end of period (000s omitted)	$12,425	$10,190	$6,390	$2,028	$562

[1]	For the period from May 31, 2012 (commencement of class operations) to October 31, 2012.

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Emerging Markets Equity Income Fund	Financial highlights

(For a share outstanding throughout each period)

CLASS R	Six months ended April 30, 2016 (unaudited)	Year ended October 31 2015[1]
Net asset value, beginning of period	$9.99	$9.44
Net investment income (loss)	0.06	(0.01)[2]
Net realized and unrealized gains (losses) on investments	(0.08)	0.56

Total from investment operations	(0.02)	0.55
Distributions to shareholders from
Net investment income	(0.04)	(0.00)[3]
Net asset value, end of period	$9.93	$9.99
Total return[4]	(0.17)%	5.87%
Ratios to average net assets (annualized)
Gross expenses	2.07%	2.10%
Net expenses	1.90%	1.90%
Net investment income (loss)	1.31%	(0.90)%
Supplemental data
Portfolio turnover rate	24%	84%
Net assets, end of period (000s omitted)	$26	$26

[1]	For the period from September 30, 2015 (commencement of class operations) to October 31, 2015

[2]	Calculated based upon average shares outstanding

[3]	Amount is less than $0.005.

[4]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Emerging Markets Equity Income Fund	17

(For a share outstanding throughout each period)

CLASS R6	Six months ended April 30, 2016 (unaudited)	Year ended October 31 2015[1]
Net asset value, beginning of period	$9.97	$9.42
Net investment income (loss)	0.12	(0.00)[2,3]
Net realized and unrealized gains (losses) on investments	(0.09)	0.56

Total from investment operations	0.03	0.56
Distributions to shareholders from
Net investment income	(0.08)	(0.01)
Net asset value, end of period	$9.92	$9.97
Total return[4]	0.26%	5.91%
Ratios to average net assets (annualized)
Gross expenses	1.39%	1.40%
Net expenses	1.20%	1.20%
Net investment income (loss)	2.42%	(0.19)%
Supplemental data
Portfolio turnover rate	24%	84%
Net assets, end of period (000s omitted)	$2,472	$26

[1]	For the period from September 30, 2015 (commencement of class operations) to October 31, 2015

[2]	Amount is less than $0.005 per share.

[3]	Calculated based upon average shares outstanding

[4]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Emerging Markets Equity Income Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended April 30, 2016 (unaudited)	Year ended October 31
ADMINISTRATOR CLASS		2015	2014	2013	2012[1]
Net asset value, beginning of period	$10.00	$11.35	$11.80	$11.17	$10.00
Net investment income	0.08	0.23	0.33 [2]	0.32	0.14
Net realized and unrealized gains (losses) on investments	(0.08)	(1.37)	(0.08)	0.89	1.14

Total from investment operations	0.00	(1.14)	0.25	1.21	1.28
Distributions to shareholders from
Net investment income	(0.06)	(0.21)	(0.33)	(0.35)	(0.11)
Net realized gains	0.00	0.00	(0.37)	(0.23)	0.00

Total distributions to shareholders	(0.06)	(0.21)	(0.70)	(0.58)	(0.11)
Net asset value, end of period	$9.94	$10.00	$11.35	$11.80	$11.17
Total return[3]	0.00%	(10.12)%	2.30%	11.13%	12.89%
Ratios to average net assets (annualized)
Gross expenses	1.74%	1.76%	1.91%	2.94%	4.14%
Net expenses	1.45%	1.45%	1.45%	1.45%	1.45%
Net investment income	1.76%	2.38%	2.89%	2.70%	3.17%
Supplemental data
Portfolio turnover rate	24%	84%	91%	85%	39%
Net assets, end of period (000s omitted)	$46,786	$43,928	$52,896	$13,527	$5,285

[1]	For the period from May 31, 2012 (commencement of class operations) to October 31, 2012.

[2]	Calculated based upon average shares outstanding

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Emerging Markets Equity Income Fund	19

(For a share outstanding throughout each period)

	Six months ended April 30, 2016 (unaudited)	Year ended October 31
INSTITUTIONAL CLASS		2015	2014	2013	2012[1]
Net asset value, beginning of period	$9.98	$11.34	$11.79	$11.17	$10.00
Net investment income	0.09	0.25 [2]	0.35	0.34	0.15
Net realized and unrealized gains (losses) on investments	(0.08)	(1.36)	(0.07)	0.89	1.14

Total from investment operations	0.01	(1.11)	0.28	1.23	1.29
Distributions to shareholders from
Net investment income	(0.07)	(0.25)	(0.36)	(0.38)	(0.12)
Net realized gains	0.00	0.00	(0.37)	(0.23)	0.00

Total distributions to shareholders	(0.07)	(0.25)	(0.73)	(0.61)	(0.12)
Net asset value, end of period	$9.92	$9.98	$11.34	$11.79	$11.17
Total return[3]	0.14%	(9.95)%	2.52%	11.32%	12.98%
Ratios to average net assets (annualized)
Gross expenses	1.50%	1.51%	1.62%	2.74%	3.92%
Net expenses	1.25%	1.25%	1.25%	1.25%	1.25%
Net investment income	2.29%	2.41%	3.69%	2.88%	3.39%
Supplemental data
Portfolio turnover rate	24%	84%	91%	85%	39%
Net assets, end of period (000s omitted)	$228,134	$132,918	$35,114	$6,077	$5,082

[1]	For the period from May 31, 2012 (commencement of class operations) to October 31, 2012.

[2]	Calculated based upon average shares outstanding

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Emerging Markets Equity Income Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Emerging Markets Equity Income Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although a Fund may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On April 30, 2016, such fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Notes to financial statements (unaudited)	Wells Fargo Emerging Markets Equity Income Fund	21

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Forward foreign currency contracts

The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contract transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the custodian verifies the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of October 31, 2015, the Fund had capital loss carryforwards which consist of $5,052,990 in short-term capital losses and $1,973,419 in long-term capital losses.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

22	Wells Fargo Emerging Markets Equity Income Fund	Notes to financial statements (unaudited)

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of April 30, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Brazil	$16,440,070	$0	$0	$16,440,070
Cayman Islands	2,652,580	0	0	2,652,580
Chile	3,483,716	0	0	3,483,716
China	55,214,773	0	0	55,214,773
Cyprus	1,388,733	0	0	1,388,733
Czech Republic	3,115,886	0	0	3,115,886
Indonesia	13,394,025	0	0	13,394,025
Malaysia	9,377,571	0	0	9,377,571
Mexico	20,153,998	0	0	20,153,998
Panama	2,228,848	0	0	2,228,848
Philippines	6,975,397	0	0	6,975,397
Poland	3,169,191	0	0	3,169,191
Russia	6,820,456	1,525,742	0	8,346,198
Singapore	13,612,163	0	0	13,612,163
South Africa	10,481,252	0	0	10,481,252
South Korea	37,394,008	0	0	37,394,008
Taiwan	37,952,306	0	0	37,952,306
Thailand	4,554,633	0	0	4,554,633
Turkey	5,667,218	0	0	5,667,218
United Arab Emirates	1,443,790	0	0	1,443,790

Exchange-traded funds
United States	3,852,543	0	0	3,852,543

Participation notes
China	0	10,032,092	0	10,032,092
India	0	18,966,802	0	18,966,802

Preferred stock
Brazil	4,820,691	0	0	4,820,691

Short-term investments
Investment companies	16,314,180	0	0	16,314,180
Total assets	$280,508,028	$30,524,636	$0	$311,032,664

Notes to financial statements (unaudited)	Wells Fargo Emerging Markets Equity Income Fund	23

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. Fair value pricing that was used in pricing certain foreign securities at the previous period end was not used at April 30, 2016. As a result common stocks valued at $160,684,335 were transferred from Level 2 to Level 1 within the fair value hierarchy. In addition, common stocks with a market value of $3,820,198 were transferred from Level 3 to Level 1 because of a increase in the market activity of these securities.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the applicable subadviser, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 1.15% and declining to 0.955% as the average daily net assets of the Fund increase.

For the six months ended April 30, 2016, the management fee was equivalent to an annual rate of 1.15% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.65% and declining to 0.45% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Class A, Class C, Class R	0.21%
Class R6	0.03
Administrator Class, Institutional Class	0.13

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through February 28, 2017 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.65% for Class A shares, 2.40% for Class C shares, 1.90% for Class R shares, 1.20% for Class R6 shares, 1.45% for Administrator Class shares, and 1.25% for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fees

The Trust has adopted a distribution plan for Class C and Class R shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class C and Class R shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares and 0.25% of the average daily net assets of Class R shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended April 30, 2016, Funds Distributor received $9,139 from the sale of Class A shares and $500 and $40 in contingent deferred sales charges from redemptions of Class A and Class C shares, respectively.

24	Wells Fargo Emerging Markets Equity Income Fund	Notes to financial statements (unaudited)

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, Class R, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended April 30, 2016 were $154,289,420 and $55,565,664, respectively.

6. DERIVATIVE TRANSACTIONS

During the six months ended April 30, 2016, the Fund entered into forward foreign currency contracts for economic hedging purposes. As of April 30, 2016, the Fund did not have any open forward foreign currency contracts. The Fund had average contract amounts of $14,047 in forward foreign currency contracts to sell during the six months ended April 30, 2016.

The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the appropriate financial statements.

7. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds) and Wells Fargo Variable Trust are parties to a $200,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.20% of the unused balance is allocated to each participating fund.

For the six months ended April 30, 2016, there were no borrowings by the Fund under the agreement.

8. CONCENTRATION RISK

Concentration risks result from exposure to a limited number of sectors. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.

9. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

10. SUBSEQUENT DISTRIBUTIONS

On May 24, 2016, the Fund declared distributions from net investment income to shareholders of record on May 23, 2016. The per share amounts payable on May 25, 2016 were as follows:

Net investment income
Class A	$0.03639
Class C	$0.03034
Class R	$0.03424
Class R6	$0.04003
Administrator Class	$0.03721
Institutional Class	$0.03929

Notes to financial statements (unaudited)	Wells Fargo Emerging Markets Equity Income Fund	25

On June 24, 2016, the Fund declared distributions from net investment income to shareholders of record on June 23, 2016. The per share amounts payable on June 27, 2016 were as follows:

Net investment income
Class A	$0.03288
Class C	$0.02713
Class R	$0.03099
Class R6	$0.03629
Administrator Class	$0.03356
Institutional Class	$0.03554

These distributions are not reflected in the accompanying financial statements. The final determination of the source of all distributions is subject to change and made after the Fund’s tax year-end.

26	Wells Fargo Emerging Markets Equity Income Fund	Other information (unaudited)

TAX INFORMATION

Pursuant to Section 853 of the Internal Revenue Code, the following amounts have been designated as foreign taxes paid for the fiscal year ended October 31, 2015. These amounts may be less than the actual foreign taxes paid for financial statement purposes. Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments. None of the income was derived from ineligible foreign sources as defined under Section 901(j) of the Internal Revenue Code.

Creditable foreign taxes paid	Per share amount	Foreign income as % of ordinary income distributions
$477,780	$0.0227	100%

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Emerging Markets Equity Income Fund	27

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 141 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief financial officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he lead a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Mr. Ebsworth is a CFA ® charterholder and an Adjunct Lecturer, Finance, at Babson College.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is Chair of Taproot Foundation (non-profit organization) (non-profit organization), a Board Member of Ruth Bancroft Garden (non-profit organization) and an inactive chartered financial analyst.	Asset Allocation Trust
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

28	Wells Fargo Emerging Markets Equity Income Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Michael Whitaker (Born 1967)	Chief Compliance Officer, since 2016*	Executive Vice President of Wells Fargo Funds Management, LLC since 2016. Chief Compliance Officer of Fidelity’s Fixed Income Funds and Asset Allocation Funds from 2008 to 2016, Compliance Officer of FMR Co., Inc. from 2014 to 2016, Fidelity Investments Money Management, Inc. from 2014 to 2016, Fidelity Investments from 2007 to 2016.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007**	Executive Vice President of Wells Fargo Funds Management, LLC since 2014, Senior Vice President and Chief Compliance Officer from 2007 to 2014.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

[1]	Jeremy DePalma acts as Treasurer of 69 funds and Assistant Treasurer of 72 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

*	Michael Whitaker became Chief Compliance Officer effective May 16, 2016.

**	Debra Ann Early was the Chief Compliance Officer until May 15, 2016.

List of abbreviations	Wells Fargo Emerging Markets Equity Income Fund	29

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Colombian peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2016 Wells Fargo Funds Management, LLC. All rights reserved.

242231 06-16 SA262/SAR262 04-16

Semi-Annual Report

April 30, 2016

Wells Fargo Global Opportunities Fund

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Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of April 30, 2016, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Global Opportunities Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Funds

As the U.S. dollar gained in strength relative to currencies overseas, investment returns earned outside the U.S. were reduced when translated into U.S. dollars.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Global Opportunities Fund for the six-month period that ended April 30, 2016. During the period, international equity investors confronted concerns about slowing economic growth, particularly in China, and the potential for central bank policies to relieve recessionary pressures and support global business activity. These influences were pervasive throughout the period and caused elevated levels of volatility in international equity markets.

Investors kept a watchful eye on central bank initiatives while global growth slowed.

Persistently low inflation rates and oil prices along with a strengthening U.S. dollar combined to drive international equity prices lower. The U.S. dollar strengthened consistently after 2011 and more quickly following 2014 as expectations grew for an increase in the federal funds rate by the U.S. Federal Reserve (Fed). As the U.S. dollar gained in strength relative to currencies overseas, investment returns earned outside the U.S. were reduced when translated into U.S. dollars. The strong U.S. dollar also put pressure on import prices which, when combined with lower costs for fuel and other commodities, restrained inflation and prompted recession fears among investors.

Further dampening the international investment outlook in December was the lack of a deal to freeze or reduce oil output in an effort to stabilize prices among members of the Organization of Petroleum Exporting Countries. The lack of an agreement on a strategy to increase oil prices from their low levels left many investors doubtful of investment opportunities in emerging markets. In addition, the People’s Bank of China (PBOC) guided its currency’s value lower relative to a basket of foreign currencies. While the effort was seen as consistent with the government’s efforts to move China’s economy to a more global market-based footing, the currency devaluation tended to heighten fears of recession.

Central bank policies demonstrate resolve to reignite global economic growth.

As the end of 2015 approached, investors did take some reassurance from the decision of the European Central Bank (ECB) to push the deposit interest rate further into negative territory. Negative interest rates are intended to encourage banks to lend assets held in reserve rather than keep them on deposit, which could help spark business activity. The ECB also expanded and extended its bond-buying program, which helped inject liquidity into the markets and encourage investment. As anticipated, the Fed announced the long-awaited increase to the federal funds rate in December and suggested it planned to pursue additional increases in 2016.

In January 2016, the Bank of Japan (BOJ) followed the ECB’s lead by setting a negative deposit rate. A negative measurement for Japan’s gross domestic product in the fourth quarter may have prompted the BOJ’s accommodative initiative. Observing the actions of central banks overseas to implement policies that would accommodate higher levels of business activity, the Fed acknowledged that risks to global growth existed and indicated it would base further rate increases on data indicating the risks were being successfully addressed. Counterbalancing the accommodation of central banks were industrial production slowdowns stemming from plant closures in China due to elevated air pollution levels, the lack of further accommodative action by the ECB in January, and fresh declines in oil prices. Stocks worldwide entered correction territory, defined as a decline of 10% or more.

[1]	The Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The MSCI EAFE Index (Net) consists of the following 21 developed markets country indexes: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Global Opportunities Fund	3

In February 2016, markets around the world hit low points before starting to rebound in the middle of the month. Investors reacted positively when measurements of manufacturing activity in Japan, the U.S., and China indicated growth. The PBOC reduced reserve ratios in February, which was intended to encourage banks to increase lending. Investors also were influenced favorably by further accommodation by the ECB in March, when the bank pushed negative interest rates lower, which ratcheted up pressure on banks to lend. The ECB also expanded its bond-buying program once again and took additional steps to lower costs for borrowers. March proved to be the strongest month for international stock index performance during the period. For the month, the Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index (Net)1 gained 6.5%, the MSCI World Index2 increased 6.8%, the MSCI All Country World Index(ACWI) ex USA Index (Net)3 moved up 8.1%, and the S&P Developed SmallCap Index4 gained 8.6%. More positive, albeit lower, returns followed in April.

With the exception of the S&P Developed SmallCap Index, strong March and April returns were not enough to push performance of the indexes into positive territory for the period. For the six-month period that ended April 30, 2016, the MSCI EAFE Index (Net) returned -3.1%, the MSCI World Index returned -1.1%, and the MSCI ACWI ex USA Index (Net) returned -1.8%; the S&P Developed SmallCap Index gained 3.2%.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Funds

Investors reacted positively when measurements of manufacturing activity in Japan, the U.S., and China indicated growth.

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

[2]	The MSCI World Index is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets. The MSCI World Index consists of the following 23 developed markets country indexes: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. You cannot invest directly in an index.

[3]	The MSCI All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI ACWI ex USA Index (Net) consists of 45 country indexes comprising 22 developed and 23 emerging markets country indexes. The developed markets country indexes included are Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The emerging markets country indexes included are Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Peru, the Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey, and United Arab Emirates. You cannot invest directly in an index.

[4]	The S&P Developed SmallCap Index is a free-float-adjusted market-capitalization-weighted index designed to measure the equity market performance of small-capitalization companies located in developed markets. The index is composed of companies within the bottom 15% of the cumulative market capitalization in developed markets. The index covers all publicly listed equities with float-adjusted market values of U.S. $100 million or more and annual dollar value traded of at least U.S. $50 million in all included countries. You cannot invest directly in an index.

4	Wells Fargo Global Opportunities Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Oleg Makhorine

Robert Rifkin, CFA®

James M. Tringas, CFA®, CPA

Bryant VanCronkhite, CFA®, CPA

Average annual total returns (%) as of April 30, 20161

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (EKGAX)	3-16-1988	(6.98)	2.83	4.14	(1.30)	4.05	4.76	1.55	1.55
Class B (EKGBX)*	2-1-1993	(6.65)	2.96	4.22	(2.04)	3.28	4.22	2.30	2.30
Class C (EKGCX)	2-1-1993	(3.06)	3.28	3.98	(2.06)	3.28	3.98	2.30	2.30
Administrator Class (EKGYX)	1-13-1997	–	–	–	(1.17)	4.22	4.97	1.47	1.41
Institutional Class (EKGIX)	7-30-2010	–	–	–	(0.93)	4.48	5.13	1.22	1.16
S&P Developed SmallCap Index[4]	–	–	–	–	(2.72)	6.38	5.28	–	–
*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Foreign investments are especially volatile and can rise or fall dramatically due to differences in the political and economic conditions of the host country. These risks are generally intensified in emerging markets. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to geographic risk and smaller-company securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Global Opportunities Fund	5

Ten largest holdings (%) as of April 30, 2016[5]
Krispy Kreme Doughnuts Incorporated	2.23
GSI Group Incorporated	2.22
Eagle Materials Incorporated	2.02
Douglas Dynamics Incorporated	1.96
Quaker Chemical Corporation	1.95
Vishay Intertechnology Incorporated	1.93
Mueller Industries Incorporated	1.91
Analogic Corporation	1.91
Simpson Manufacturing Company Incorporated	1.91
Innospec Incorporated	1.85

Sector distribution as of April 30, 2016[6]

Country allocation as of April 30, 2016[6]

[1]	Historical performance shown for Institutional Class shares prior to their inception reflects the performance of Administrator Class shares, and includes the higher expenses applicable to Administrator Class shares. If these expenses had not been included, returns would be higher. Historical performance shown for all classes of the Fund prior to July 19, 2010, is based on the performance of the Fund’s predecessor, Evergreen Global Opportunities Fund.

[2]	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.01% in acquired fund fees and expenses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include acquired fund fees and expenses.

[3]	The manager has contractually committed through February 28, 2017 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Operating Expenses After Fee Waiver at 1.55% for Class A, 2.30% for Class B, 2.30% for Class C, 1.40% for Administrator Class, and 1.15% for Institutional Class. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

[4]	The S&P Developed SmallCap Index is a free-float-adjusted market-capitalization-weighted index designed to measure the equity market performance of small-capitalization companies located in developed markets. The index is composed of companies within the bottom 15% of the cumulative market capitalization in developed markets. The index covers all publicly listed equities with float-adjusted market values of U.S. $100 million or more and annual dollar value traded of at least U.S. $50 million in all included countries. You cannot invest directly in an index.

[5]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[6]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

6	Wells Fargo Global Opportunities Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from November 1, 2015 to April 30, 2016.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 11-1-2015	Ending account value 4-30-2016	Expenses paid during the period¹	Net annualized expense ratio
Class A
Actual	$1,000.00	$1,031.22	$7.83	1.55%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.16	$7.77	1.55%
Class B
Actual	$1,000.00	$1,027.54	$11.59	2.30%
Hypothetical (5% return before expenses)	$1,000.00	$1,013.43	$11.51	2.30%
Class C
Actual	$1,000.00	$1,027.37	$11.59	2.30%
Hypothetical (5% return before expenses)	$1,000.00	$1,013.43	$11.51	2.30%
Administrator Class
Actual	$1,000.00	$1,032.05	$7.07	1.40%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.90	$7.02	1.40%
Institutional Class
Actual	$1,000.00	$1,033.28	$5.81	1.15%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.14	$5.77	1.15%

[1]	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—April 30, 2016 (unaudited)	Wells Fargo Global Opportunities Fund	7

Security name	Shares	Value

Common Stocks: 96.51%

Australia: 0.33%
Ansell Limited (Health Care, Health Care Equipment & Supplies)	46,934	$711,227

Austria: 0.82%
Ams AG (Information Technology, Semiconductors & Semiconductor Equipment)	18,551	490,220
UNIQA Insurance Group AG (Financials, Insurance)	114,518	826,636
Zumtobel Group AG (Industrials, Electrical Equipment)	35,142	457,522

		1,774,378

Canada: 6.90%
Colliers International Group (Financials, Real Estate Management & Development)	11,410	471,969
Cott Corporation (Consumer Staples, Beverages)	152,980	2,027,622
Finning International Incorporated (Industrials, Trading Companies & Distributors)	57,571	1,023,219
GSI Group Incorporated (Information Technology, Electronic Equipment, Instruments & Components) †	331,271	4,819,993
Maple Leaf Foods Incorporated (Consumer Staples, Food Products)	126,801	2,625,560
MBAC Fertilizer Corporation - Legend Shares (Materials, Chemicals) (i)	84,000	2,008
MTY Food Group Incorporated (Consumer Discretionary, Hotels, Restaurants & Leisure)	38,802	1,028,267
Mullen Group Limited (Energy, Energy Equipment & Services)	67,902	790,666
Parex Resources Incorporated (Energy, Oil, Gas & Consumable Fuels) †	108,900	1,090,996
Western Forest Products Incorporated (Materials, Paper & Forest Products)	625,617	1,121,892

		15,002,192

China: 0.63%
Plastec Technologies Limited (Materials, Chemicals) (a)	152,138	1,369,242

Denmark: 0.26%
Jyske Bank AS (Financials, Banks)	14,118	577,996

France: 2.84%
ALTEN SA (Information Technology, IT Services)	37,151	2,297,147
Eutelsat Communications SA (Consumer Discretionary, Media)	21,450	666,226
M6 Metropole Television SA (Consumer Discretionary, Media)	76,886	1,458,355
Teleperformance SE (Industrials, Professional Services)	19,455	1,746,513

		6,168,241

Germany: 4.33%
Cancom SE (Information Technology, IT Services)	24,748	1,262,587
Gerresheimer AG (Health Care, Life Sciences Tools & Services)	31,941	2,375,119
Kion Group AG (Industrials, Machinery)	22,861	1,245,502
SMA Solar Technology AG (Information Technology, Semiconductors & Semiconductor Equipment)«	12,358	654,462
TAG Immobilien AG (Financials, Real Estate Management & Development)	137,371	1,823,855
TLG Immobilien AG (Financials, Real Estate Management & Development)	74,326	1,571,501
Wincor Nixdorf AG Tender (Information Technology, Technology Hardware, Storage & Peripherals) †	8,812	481,907

		9,414,933

Hong Kong: 0.77%
Sunlight REIT (Financials, REITs)	3,182,000	1,677,781

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Global Opportunities Fund	Portfolio of investments—April 30, 2016 (unaudited)

Security name	Shares	Value

Israel: 0.95%
Orbotech Limited (Information Technology, Electronic Equipment, Instruments & Components) †	85,800	$2,066,064

Italy: 1.63%
Azimut Holding SpA (Financials, Capital Markets)	63,760	1,604,725
Davide Campari-Milano SpA (Consumer Staples, Beverages)	200,999	1,940,198

		3,544,923

Japan: 9.20%
Aeon Delight Company Limited (Industrials, Commercial Services & Supplies)	91,000	2,560,717
Chiba Bank Limited (Financials, Banks)	153,000	792,659
DTS Corporation (Information Technology, IT Services)	78,400	1,583,963
FamilyMart Company Limited (Consumer Staples, Food & Staples Retailing)	33,200	1,779,253
Fuji Seal International Incorporated (Materials, Containers & Packaging)	25,400	882,295
Hitachi Chemical Company Limited (Materials, Chemicals)	53,900	929,207
Horiba Limited (Information Technology, Electronic Equipment, Instruments & Components)	42,700	1,647,737
Meitec Corporation (Industrials, Professional Services)	34,300	1,214,487
Musashi Seimitsu Industry Company Limited (Consumer Discretionary, Auto Components)	69,800	1,366,422
Nihon Parkerizing Company Limited (Materials, Chemicals)	122,200	1,102,998
ORIX JREIT Incorporated (Financials, REITs)	923	1,552,111
Ship Healthcare Holdings Incorporated (Health Care, Health Care Providers & Services)	50,669	1,276,437
Sumitomo Warehouse Company Limited (Industrials, Transportation Infrastructure)	384,000	1,957,385
Taikisha Limited (Industrials, Construction & Engineering)	58,400	1,360,286

		20,005,957

Netherlands: 0.21%
BinckBank NV (Financials, Capital Markets)	76,530	450,509

Norway: 0.45%
SpareBank 1 SR Bank ASA (Financials, Banks)	202,314	987,468

South Korea: 0.53%
BS Financial Group Incorporated (Financials, Banks)	140,820	1,148,164

Spain: 1.54%
Almirall SA (Health Care, Pharmaceuticals)	94,857	1,558,640
Merlin Properties Socimi SA (Financials, REITs)	154,024	1,790,107

		3,348,747

Sweden: 0.44%
Rezidor Hotel Group AB (Consumer Discretionary, Hotels, Restaurants & Leisure)	223,954	948,195

Switzerland: 1.41%
Aryzta AG (Consumer Staples, Food Products)	28,709	1,114,782
OC Oerlikon Corporation AG (Information Technology, Electronic Equipment, Instruments & Components)	202,149	1,951,318

		3,066,100

United Kingdom: 10.78%
ARRIS International plc (Information Technology, Communications Equipment) †	121,498	2,766,509
Bovis Homes Group plc (Consumer Discretionary, Household Durables)	111,744	1,423,757
Cambian Group plc (Health Care, Health Care Providers & Services)	468,938	417,965

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—April 30, 2016 (unaudited)	Wells Fargo Global Opportunities Fund	9

Security name	Shares	Value

United Kingdom (continued)
Consort Medical plc (Health Care, Health Care Equipment & Supplies)	40,761	$588,433
Cybg plc (Financials, Banks) †	222,174	719,866
Elementis plc (Materials, Chemicals)	281,737	888,775
Hunting plc (Energy, Energy Equipment & Services)	122,416	655,552
IMI plc (Industrials, Machinery)	113,464	1,550,118
Jupiter Fund Management plc (Financials, Capital Markets)	304,007	1,869,638
Keller Group plc (Industrials, Construction & Engineering)	84,865	1,095,545
Lancashire Holdings Limited (Financials, Insurance)	144,626	1,161,206
Mears Group plc (Industrials, Commercial Services & Supplies)	211,082	1,229,064
Micro Focus International plc (Information Technology, Software)	60,387	1,349,106
Morgan Advanced Materials plc (Industrials, Machinery)	315,130	1,086,207
Nomad Foods Limited (Consumer Staples, Food Products) †	143,900	1,171,346
Savills plc (Financials, Real Estate Management & Development)	166,148	1,801,333
SIG plc (Industrials, Trading Companies & Distributors)	487,736	965,649
Spectris plc (Information Technology, Electronic Equipment, Instruments & Components)	26,561	706,723
Steris Corporation (Health Care, Health Care Equipment & Supplies)	19,567	1,382,800
Stock Spirits Group plc (Consumer Staples, Beverages)	259,707	611,897

		23,441,489

United States: 52.49%
ACCO Brands Corporation (Industrials, Commercial Services & Supplies) †	303,612	2,896,459
ACI Worldwide Incorporated (Information Technology, Software)†	107,800	2,154,922
Analogic Corporation (Health Care, Health Care Equipment & Supplies)	52,524	4,148,871
Brown & Brown Incorporated (Financials, Insurance)	103,622	3,638,168
Christopher & Banks Corporation (Consumer Discretionary, Specialty Retail)« †	172,028	447,273
Delta Apparel Incorporated (Consumer Discretionary, Textiles, Apparel & Luxury Goods) †	32,866	665,537
Denny’s Corporation (Consumer Discretionary, Hotels, Restaurants & Leisure) †	356,699	3,527,753
Depomed Incorporated (Health Care, Pharmaceuticals) †	38,350	666,523
DineEquity Incorporated (Consumer Discretionary, Hotels, Restaurants & Leisure)	19,992	1,719,312
Douglas Dynamics Incorporated (Industrials, Machinery)	186,302	4,268,179
DSP Group Incorporated (Information Technology, Semiconductors & Semiconductor Equipment) †	53,189	505,296
Eagle Materials Incorporated (Materials, Construction Materials)	59,200	4,387,904
ESCO Technologies Incorporated (Industrials, Machinery)	62,990	2,423,855
First Citizens BancShares Corporation Class A (Financials, Banks)	8,446	2,153,730
Franklin Electric Company Incorporated (Industrials, Electrical Equipment)	103,162	3,258,888
Gulfport Energy Corporation (Energy, Oil, Gas & Consumable Fuels) †	34,300	1,073,590
Haemonetics Corporation (Health Care, Health Care Equipment & Supplies) †	63,376	2,055,284
Helen of Troy Limited (Consumer Discretionary, Household Durables) †	26,600	2,647,498
Horizon Pharma plc (Health Care, Pharmaceuticals) †	40,000	614,800
ICU Medical Incorporated (Health Care, Health Care Equipment & Supplies) †	25,100	2,493,434
Imation Corporation (Information Technology, Technology Hardware, Storage & Peripherals) †	536,388	842,129
Innospec Incorporated (Materials, Chemicals)	83,203	4,023,697
Innoviva Incorporated (Health Care, Pharmaceuticals)«	189,708	2,340,997
J & J Snack Foods Corporation (Consumer Staples, Food Products)	25,136	2,542,004
Kadant Incorporated (Industrials, Machinery)	78,976	3,739,514
Korn/Ferry International (Industrials, Professional Services)	92,200	2,502,308
Krispy Kreme Doughnuts Incorporated (Consumer Discretionary, Hotels, Restaurants & Leisure) †	279,000	4,857,390
Lannett Company Incorporated (Health Care, Pharmaceuticals)« †	41,000	786,380
Liberty Tax Incorporated (Consumer Discretionary, Diversified Consumer Services)«	87,600	1,046,820
Mueller Industries Incorporated (Industrials, Machinery)	131,500	4,150,140

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Global Opportunities Fund	Portfolio of investments—April 30, 2016 (unaudited)

Security name		Shares	Value

United States (continued)
Myriad Genetics Incorporated (Health Care, Biotechnology)« †		17,500	$630,000
Neenah Paper Incorporated (Materials, Paper & Forest Products)		27,950	1,819,266
NETGEAR Incorporated (Information Technology, Communications Equipment) †		42,593	1,805,943
NetScout Systems Incorporated (Information Technology, Communications Equipment) †		96,300	2,143,638
Patterson-UTI Energy Incorporated (Energy, Energy Equipment & Services)		85,300	1,684,675
Popeyes Louisiana Kitchen Incorporated (Consumer Discretionary, Hotels, Restaurants & Leisure) †		41,175	2,213,568
ProAssurance Corporation (Financials, Insurance)		48,300	2,305,359
Progress Software Corporation (Information Technology, Software) †		116,100	2,962,872
Quaker Chemical Corporation (Materials, Chemicals)		47,500	4,230,350
Schweitzer-Mauduit International Incorporated (Materials, Paper & Forest Products)		79,127	2,721,178
Simpson Manufacturing Company Incorporated (Industrials, Building Products)		110,170	4,142,392
Spectrum Brands Holdings Incorporated (Consumer Staples, Household Products)		24,700	2,805,920
Steel Excel Incorporated (Energy, Energy Equipment & Services) †		119,034	1,130,823
TreeHouse Foods Incorporated (Consumer Staples, Food Products) †		42,200	3,730,480
Vishay Intertechnology Incorporated (Information Technology, Electronic Equipment, Instruments & Components)		344,690	4,191,430
Westwood Holdings Group Incorporated (Financials, Capital Markets)		52,850	3,041,518

			114,138,067

Total Common Stocks (Cost $189,906,158)			209,841,673

	Dividend yield

Preferred Stocks: 0.46%

Germany: 0.46%
Draegerwerk AG & Company KGAA (Health Care, Health Care Equipment & Supplies) ±	2.66%	15,140	1,004,278

Total Preferred Stocks (Cost $1,430,836)			1,004,278

	Yield

Short-Term Investments: 5.49%

Investment Companies: 5.49%
Securities Lending Cash Investments LLC (l)(r)(u)	0.45	5,017,015	5,017,015
Wells Fargo Cash Investment Money Market Fund Select Class (l)(u)	0.43	6,919,415	6,919,415

Total Short-Term Investments (Cost $11,936,430)			11,936,430

Total investments in securities (Cost $203,273,424) *	102.46%	222,782,381
Other assets and liabilities, net	(2.46)	(5,347,372)

Total net assets	100.00%	$217,435,009

†	Non-income-earning security
(i)	Illiquid security
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
«	All or a portion of this security is on loan.
±	Variable rate investment. The rate shown is the rate in effect at period end.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $205,069,689 and unrealized gains (losses) consists of:

Gross unrealized gains	$34,459,736
Gross unrealized losses	(16,747,044)

Net unrealized gains	$17,712,692

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—April 30, 2016 (unaudited)	Wells Fargo Global Opportunities Fund	11

Assets
Investments
In unaffiliated securities (including $4,853,016 of securities loaned), at value (cost $191,336,994)	$210,845,951
In affiliated securities, at value (cost $11,936,430)	11,936,430

Total investments, at value (cost $203,273,424)	222,782,381
Foreign currency, at value (cost $60,056)	60,665
Receivable for investments sold	326,191
Receivable for Fund shares sold	458,556
Receivable for dividends	512,416
Receivable for securities lending income	9,838
Prepaid expenses and other assets	47,447

Total assets	224,197,494

Liabilities
Payable for investments purchased	741,494
Payable for Fund shares redeemed	640,711
Payable upon receipt of securities loaned	5,017,015
Management fee payable	171,785
Distribution fees payable	21,959
Administration fees payable	35,732
Accrued expenses and other liabilities	133,789

Total liabilities	6,762,485

Total net assets	$217,435,009

NET ASSETS CONSIST OF
Paid-in capital	$195,295,191
Undistributed net investment income	193,664
Accumulated net realized gains on investments	2,420,612
Net unrealized gains on investments	19,525,542

Total net assets	$217,435,009

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$140,099,441
Shares outstanding – Class A1	3,840,573
Net asset value per share – Class A	$36.48
Maximum offering price per share – Class A2	$38.71
Net assets – Class B	$1,157,098
Shares outstanding – Class B1	42,384
Net asset value per share – Class B	$27.30
Net assets – Class C	$33,376,053
Shares outstanding – Class C1	1,214,510
Net asset value per share – Class C	$27.48
Net assets – Administrator Class	$30,845,082
Shares outstanding – Administrator Class[1]	813,719
Net asset value per share – Administrator Class	$37.91
Net assets – Institutional Class	$11,957,335
Shares outstanding – Institutional Class[1]	316,415
Net asset value per share – Institutional Class	$37.79

[1]	The Fund has an unlimited number of authorized shares.
[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Global Opportunities Fund	Statement of operations—six months ended April 30, 2016 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $74,674)	$1,923,873
Securities lending income, net	61,273
Income from affiliated securities	11,768

Total investment income	1,996,914

Expenses
Management fee	1,022,528
Administration fees
Class A	146,866
Class B	2,360
Class C	34,678
Administrator Class	19,374
Institutional Class	6,706
Shareholder servicing fees
Class A	174,840
Class B	2,809
Class C	41,284
Administrator Class	37,015
Distribution fees
Class B	8,428
Class C	123,851
Custody and accounting fees	51,243
Professional fees	30,000
Registration fees	36,737
Shareholder report expenses	23,865
Trustees’ fees and expenses	9,311
Other fees and expenses	9,448

Total expenses	1,781,343
Less: Fee waivers and/or expense reimbursements	(23,753)

Net expenses	1,757,590

Net investment income	239,324

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	4,345,785
Net change in unrealized gains (losses) on investments	744,995

Net realized and unrealized gains (losses) on investments	5,090,780

Net increase in net assets resulting from operations	$5,330,104

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Global Opportunities Fund	13

	Six months ended April 30, 2016 (unaudited)		Year ended October 31, 2015

Operations
Net investment income		$239,324		$419,069
Net realized gains on investments		4,345,785		10,609,101
Net change in unrealized gains (losses) on investments		744,995		(5,394,548)

Net increase in net assets resulting from operations		5,330,104		5,633,622

Distributions to shareholders from
Net investment income
Class A		(886,929)		(112,091)
Administrator Class		(231,279)		(31,925)
Institutional Class		(115,938)		(45,625)
Net realized gains
Class A		(6,414,005)		(25,688,232)
Class B		(179,734)		(2,100,714)
Class C		(1,977,317)		(7,981,435)
Administrator Class		(1,289,238)		(5,573,313)
Institutional Class		(426,341)		(1,170,657)

Total distributions to shareholders		(11,520,781)		(42,703,992)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	164,733	5,769,312	385,971	14,800,661
Class B	19	491	2,614	75,178
Class C	32,071	835,843	83,130	2,405,203
Administrator Class	79,869	2,884,255	192,685	7,651,580
Institutional Class	64,861	2,352,451	207,276	8,364,650

		11,842,352		33,297,272

Reinvestment of distributions
Class A	196,310	6,790,837	656,362	23,808,617
Class B	6,892	177,539	73,234	2,024,915
Class C	63,376	1,643,340	236,312	6,574,187
Administrator Class	41,455	1,492,072	146,011	5,492,203
Institutional Class	11,643	418,957	21,540	812,381

		10,522,745		38,712,303

Payment for shares redeemed
Class A	(596,028)	(20,219,525)	(830,863)	(31,796,199)
Class B	(113,606)	(2,977,582)	(267,575)	(7,895,832)
Class C	(156,438)	(4,135,085)	(244,958)	(7,212,225)
Administrator Class	(129,429)	(4,648,902)	(726,799)	(30,614,585)
Institutional Class	(28,495)	(1,054,561)	(78,685)	(3,130,872)

		(33,035,655)		(80,649,713)

Net decrease in net assets resulting from capital share transactions		(10,670,558)		(8,640,138)

Total decrease in net assets		(16,861,235)		(45,710,508)

Net assets
Beginning of period		234,296,244		280,006,752

End of period		$217,435,009		$234,296,244

Undistributed net investment income		$193,664		$1,188,486

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Global Opportunities Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended April 30, 2016 (unaudited)	Year ended October 31
CLASS A		2015	2014	2013	2012	2011
Net asset value, beginning of period	$37.23	$43.26	$42.68	$33.17	$30.14	$31.91
Net investment income	0.05 [1]	0.10 [1]	0.03 [1]	0.16 [1]	0.20 [1]	0.12 [1]
Net realized and unrealized gains (losses) on investments	1.00	0.64	0.86	9.58	2.87	(1.89)

Total from investment operations	1.05	0.74	0.89	9.74	3.07	(1.77)
Distributions to shareholders from
Net investment income	(0.21)	(0.03)	(0.31)	(0.23)	(0.04)	0.00
Net realized gains	(1.59)	(6.74)	0.00	0.00	0.00	0.00

Total distributions to shareholders	(1.80)	(6.77)	(0.31)	(0.23)	(0.04)	0.00
Net asset value, end of period	$36.48	$37.23	$43.26	$42.68	$33.17	$30.14
Total return[2]	3.12%	2.12%	2.07%	29.50%	10.24%	(5.55)%
Ratios to average net assets (annualized)
Gross expenses	1.56%	1.57%	1.57%	1.59%	1.55%	1.55%
Net expenses	1.55%	1.55%	1.55%	1.55%	1.54%	1.53%
Net investment income	0.30%	0.27%	0.06%	0.43%	0.65%	0.34%
Supplemental data
Portfolio turnover rate	27%	42%	66%	59%	85%	76%
Net assets, end of period (000s omitted)	$140,099	$151,740	$167,166	$181,764	$156,433	$174,937

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Global Opportunities Fund	15

(For a share outstanding throughout each period)

	Six months ended April 30, 2016 (unaudited)	Year ended October 31
CLASS B		2015	2014	2013	2012	2011
Net asset value, beginning of period	$28.21	$34.62	$34.18	$26.58	$24.30	$25.92
Net investment loss	(0.08)[1]	(0.14)[1]	(0.25)[1]	(0.09)[1]	(0.03)[1]	(0.12)[1]
Net realized and unrealized gains (losses) on investments	0.76	0.47	0.69	7.69	2.31	(1.50)

Total from investment operations	0.68	0.33	0.44	7.60	2.28	(1.62)
Distributions to shareholders from
Net realized gains	(1.59)	(6.74)	0.00	0.00	0.00	0.00
Net asset value, end of period	$27.30	$28.21	$34.62	$34.18	$26.58	$24.30
Total return[2]	2.75%	1.34%	1.29%	28.54%	9.42%	(6.25)%
Ratios to average net assets (annualized)
Gross expenses	2.31%	2.32%	2.32%	2.34%	2.30%	2.30%
Net expenses	2.30%	2.30%	2.30%	2.30%	2.29%	2.28%
Net investment loss	(0.61)%	(0.49)%	(0.71)%	(0.32)%	(0.10)%	(0.43)%
Supplemental data
Portfolio turnover rate	27%	42%	66%	59%	85%	76%
Net assets, end of period (000s omitted)	$1,157	$4,206	$11,799	$19,446	$21,181	$26,598

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Global Opportunities Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended April 30, 2016 (unaudited)	Year ended October 31
CLASS C		2015	2014	2013	2012	2011
Net asset value, beginning of period	$28.39	$34.80	$34.36	$26.73	$24.43	$26.05
Net investment loss	(0.06)[1]	(0.14)[1]	(0.24)[1]	(0.09)[1]	(0.03)[1]	(0.11)[1]
Net realized and unrealized gains (losses) on investments	0.74	0.47	0.69	7.72	2.33	(1.51)

Total from investment operations	0.68	0.33	0.45	7.63	2.30	(1.62)
Distributions to shareholders from
Net investment income	0.00	0.00	(0.01)	0.00	0.00	0.00
Net realized gains	(1.59)	(6.74)	0.00	0.00	0.00	0.00

Total distributions to shareholders	(1.59)	(6.74)	(0.01)	0.00	0.00	0.00
Net asset value, end of period	$27.48	$28.39	$34.80	$34.36	$26.73	$24.43
Total return[2]	2.74%	1.34%	1.32%	28.54%	9.41%	(6.25)%
Ratios to average net assets (annualized)
Gross expenses	2.31%	2.32%	2.32%	2.34%	2.30%	2.30%
Net expenses	2.30%	2.30%	2.30%	2.30%	2.29%	2.28%
Net investment loss	(0.44)%	(0.48)%	(0.69)%	(0.31)%	(0.11)%	(0.41)%
Supplemental data
Portfolio turnover rate	27%	42%	66%	59%	85%	76%
Net assets, end of period (000s omitted)	$33,376	$36,215	$41,792	$44,618	$37,753	$45,135

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Global Opportunities Fund	17

(For a share outstanding throughout each period)

	Six months ended April 30, 2016 (unaudited)	Year ended October 31
ADMINISTRATOR CLASS		2015	2014	2013	2012	2011
Net asset value, beginning of period	$38.65	$44.60	$44.00	$34.21	$31.10	$32.92
Net investment income	0.09	0.16 [1]	0.09	0.22 [1]	0.26 [1]	0.15
Net realized and unrealized gains (losses) on investments	1.03	0.66	0.90	9.86	2.96	(1.93)

Total from investment operations	1.12	0.82	0.99	10.08	3.22	(1.78)
Distributions to shareholders from
Net investment income	(0.27)	(0.03)	(0.39)	(0.29)	(0.11)	(0.04)
Net realized gains	(1.59)	(6.74)	0.00	0.00	0.00	0.00

Total distributions to shareholders	(1.86)	(6.77)	(0.39)	(0.29)	(0.11)	(0.04)
Net asset value, end of period	$37.91	$38.65	$44.60	$44.00	$34.21	$31.10
Total return[2]	3.21%	2.27%	2.22%	29.73%	10.44%	(5.39)%
Ratios to average net assets (annualized)
Gross expenses	1.48%	1.43%	1.41%	1.42%	1.38%	1.37%
Net expenses	1.40%	1.40%	1.40%	1.40%	1.38%	1.36%
Net investment income	0.46%	0.41%	0.22%	0.58%	0.81%	0.53%
Supplemental data
Portfolio turnover rate	27%	42%	66%	59%	85%	76%
Net assets, end of period (000s omitted)	$30,845	$31,765	$53,966	$52,461	$44,360	$49,860

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Global Opportunities Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended April 30, 2016 (unaudited)	Year ended October 31
INSTITUTIONAL CLASS		2015	2014	2013	2012	2011
Net asset value, beginning of period	$38.63	$44.67	$44.05	$34.25	$31.18	$32.94
Net investment income	0.14	0.20	0.15	0.32 [1]	0.36 [1]	0.25
Net realized and unrealized gains (losses) on investments	1.02	0.72	0.96	9.86	2.93	(1.94)

Total from investment operations	1.16	0.92	1.11	10.18	3.29	(1.69)
Distributions to shareholders from
Net investment income	(0.41)	(0.22)	(0.49)	(0.38)	(0.22)	(0.07)
Net realized gains	(1.59)	(6.74)	0.00	0.00	0.00	0.00

Total distributions to shareholders	(2.00)	(6.96)	(0.49)	(0.38)	(0.22)	(0.07)
Net asset value, end of period	$37.79	$38.63	$44.67	$44.05	$34.25	$31.18
Total return[2]	3.33%	2.53%	2.48%	30.06%	10.70%	(5.15)%
Ratios to average net assets (annualized)
Gross expenses	1.23%	1.18%	1.14%	1.16%	1.12%	1.08%
Net expenses	1.15%	1.15%	1.14%	1.15%	1.12%	1.08%
Net investment income	0.75%	0.66%	0.47%	0.83%	1.13%	1.18%
Supplemental data
Portfolio turnover rate	27%	42%	66%	59%	85%	76%
Net assets, end of period (000s omitted)	$11,957	$10,369	$5,284	$2,151	$1,263	$1,486

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Global Opportunities Fund	19

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Global Opportunities Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On April 30, 2016, such fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

20	Wells Fargo Global Opportunities Fund	Notes to financial statements (unaudited)

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Forward foreign currency contracts

The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contract transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the custodian verifies the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Notes to financial statements (unaudited)	Wells Fargo Global Opportunities Fund	21

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

22	Wells Fargo Global Opportunities Fund	Notes to financial statements (unaudited)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of April 30, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Australia	$711,227	$0	$0	$711,227
Austria	1,774,378	0	0	1,774,378
Canada	15,000,184	2,008	0	15,002,192
China	0	0	1,369,242	1,369,242
Denmark	577,996	0	0	577,996
France	6,168,241	0	0	6,168,241
Germany	9,414,933	0	0	9,414,933
Hong Kong	1,677,781	0	0	1,677,781
Israel	2,066,064	0	0	2,066,064
Italy	3,544,923	0	0	3,544,923
Japan	20,005,957	0	0	20,005,957
Netherlands	450,509	0	0	450,509
Norway	987,468	0	0	987,468
South Korea	1,148,164	0	0	1,148,164
Spain	3,348,747	0	0	3,348,747
Sweden	948,195	0	0	948,195
Switzerland	3,066,100	0	0	3,066,100
United Kingdom	23,441,489	0	0	23,441,489
United States	113,007,244	1,130,823	0	114,138,067

Preferred stocks
Germany	1,004,278	0	0	1,004,278

Short-term investments
Investment companies	6,919,415	0	0	6,919,415
Investments measured at net asset value*				5,017,015
Total assets	$215,263,293	$1,132,831	$1,369,242	$222,782,381

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $5,017,015 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. Fair value pricing that was used in pricing certain foreign securities at the previous period end was not used at April 30, 2016. As a result common stocks and preferred stocks valued at $58,749,914 and $1,004,278, respectively, were transferred from Level 2 to Level 1 within the fair value hierarchy. The Fund did not have any transfers into/out of Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo, is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the applicable subadviser, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.95% and declining to 0.83% as the average daily net assets of the Fund increase. For the six months ended April 30, 2016, the management fee was equivalent to an annual rate of 0.95% of the Fund’s average daily net assets.

Notes to financial statements (unaudited)	Wells Fargo Global Opportunities Fund	23

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.55% and declining to 0.40% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Class A, Class B, Class C	0.21%
Administrator Class, Institutional Class	0.13

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through February 28, 2017 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.55% for Class A shares, 2.30% for Class B shares, 2.30% for Class C shares, 1.40% for Administrator Class shares, and 1.15% for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fees

The Trust has adopted a distribution plan for Class B and Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class B and Class C shares. For the six months ended April 30, 2016, Funds Distributor received $2,779 from the sale of Class A shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended April 30, 2016 were $56,841,339 and $76,950,527, respectively.

6. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds) and Wells Fargo Variable Trust are parties to a $200,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.20% of the unused balance is allocated to each participating fund.

For the six months ended April 30, 2016, there were no borrowings by the Fund under the agreement.

24	Wells Fargo Global Opportunities Fund	Notes to financial statements (unaudited)

7. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

Other information (unaudited)	Wells Fargo Global Opportunities Fund	25

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

26	Wells Fargo Global Opportunities Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 141 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief financial officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he lead a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Mr. Ebsworth is a CFA ® charterholder and an Adjunct Lecturer, Finance, at Babson College.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is Chair of Taproot Foundation (non-profit organization), a Board Member of Ruth Bancroft Garden (non-profit organization) and an inactive chartered financial analyst.	Asset Allocation Trust
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Global Opportunities Fund	27

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Michael Whitaker (Born 1967)	Chief Compliance Officer, since 2016*	Executive Vice President of Wells Fargo Funds Management, LLC since 2016. Chief Compliance Officer of Fidelity’s Fixed Income Funds and Asset Allocation Funds from 2008 to 2016, Compliance Officer of FMR Co., Inc. from 2014 to 2016, Fidelity Investments Money Management, Inc. from 2014 to 2016, Fidelity Investments from 2007 to 2016.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007**	Executive Vice President of Wells Fargo Funds Management, LLC since 2014, Senior Vice President and Chief Compliance Officer from 2007 to 2014.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

[1]	Jeremy DePalma acts as Treasurer of 69 funds and Assistant Treasurer of 72 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

*	Michael Whitaker became Chief Compliance Officer effective May 16, 2016.

**	Debra Ann Early was the Chief Compliance Officer until May 15, 2016.

28	Wells Fargo Global Opportunities Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Colombian peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2016 Wells Fargo Funds Management, LLC. All rights reserved.

242233 06-16 SA239/SAR239 04-16

Semi-Annual Report

April 30, 2016

Wells Fargo International Equity Fund

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Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of April 30, 2016, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo International Equity Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Funds

As the U.S. dollar gained in strength relative to currencies overseas, investment returns earned outside the U.S. were reduced when translated into U.S. dollars.

Investors reacted positively when measurements of manufacturing activity in Japan, the U.S., and China indicated growth.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo International Equity Fund for the six-month period that ended April 30, 2016. During the period, international equity investors confronted concerns about slowing economic growth, particularly in China, and the potential for central bank policies to relieve recessionary pressures and support global business activity. These influences were pervasive throughout the period and caused elevated levels of volatility in international equity markets.

Investors kept a watchful eye on central bank initiatives while global growth slowed.

Persistently low inflation rates and oil prices along with a strengthening U.S. dollar combined to drive international equity prices lower. The U.S. dollar strengthened consistently after 2011 and more quickly following 2014 as expectations grew for an increase in the federal funds rate by the U.S. Federal Reserve (Fed). As the U.S. dollar gained in strength relative to currencies overseas, investment returns earned outside the U.S. were reduced when translated into U.S. dollars. The strong U.S. dollar also put pressure on import prices which, when combined with lower costs for fuel and other commodities, restrained inflation and prompted recession fears among investors.

Further dampening the international investment outlook in December was the lack of a deal to freeze or reduce oil output in an effort to stabilize prices among members of the Organization of Petroleum Exporting Countries. The lack of an agreement on a strategy to increase oil prices from their low levels left many investors doubtful of investment opportunities in emerging markets. In addition, the People’s Bank of China (PBOC) guided its currency’s value lower relative to a basket of foreign currencies. While the effort was seen as consistent with the government’s efforts to move China’s economy to a more global market-based footing, the currency devaluation tended to heighten fears of recession.

Central bank policies demonstrate resolve to reignite global economic growth.

As the end of 2015 approached, investors did take some reassurance from the decision of the European Central Bank (ECB) to push the deposit interest rate further into negative territory. Negative interest rates are intended to encourage banks to lend assets held in reserve rather than keep them on deposit, which could help spark business activity. The ECB also expanded and extended its bond-buying program, which helped inject liquidity into the markets and encourage investment. As anticipated, the Fed announced the long-awaited increase to the federal funds rate in December and suggested it planned to pursue additional increases in 2016.

In January 2016, the Bank of Japan (BOJ) followed the ECB’s lead by setting a negative deposit rate. A negative measurement for Japan’s gross domestic product in the fourth quarter may have prompted the BOJ’s accommodative initiative. Observing the actions of central banks overseas to implement policies that would accommodate higher levels of business activity, the Fed acknowledged that risks to global growth existed and indicated it would base further rate increases on data indicating the risks were being successfully addressed. Counterbalancing the accommodation of central banks were industrial production slowdowns stemming from plant closures in China due to elevated air pollution levels, the lack of further accommodative action by the ECB in January, and fresh declines in oil prices. Stocks worldwide entered correction territory, defined as a decline of 10% or more.

In February 2016, markets around the world hit low points before starting to rebound in the middle of the month. Investors reacted positively when measurements of manufacturing activity in Japan, the U.S., and China indicated growth. The PBOC reduced reserve ratios in February, which was intended to encourage banks to increase lending. Investors also were influenced favorably by further accommodation by the ECB in March, when the bank pushed negative interest rates lower, which ratcheted up pressure on banks to lend. The ECB also expanded its bond-buying program once again and took additional steps to lower costs for borrowers. March proved to be the strongest month for international stock index performance during

Letter to shareholders (unaudited)	Wells Fargo International Equity Fund	3

the period. For the month, the Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index (Net)1 gained 6.5%, the MSCI World Index2 increased 6.8%, the MSCI All Country World Index (ACWI) ex USA Index (Net)3 moved up 8.1%, and the S&P Developed Small Cap Index4 gained 8.6%. More positive, albeit lower, returns followed in April.

With the exception of the S&P Developed Small Cap Index, strong March and April returns were not enough to push performance of the indexes into positive territory for the period. For the six-month period that ended April 30, 2016, the MSCI EAFE Index (Net) returned -3.1%, the MSCI World Index returned -1.1%, and the MSCI ACWI ex USA Index (Net) returned -1.8%; the S&P Developed Small Cap Index gained 3.2%.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Funds

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

[1]	The Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The MSCI EAFE Index (Net) consists of the following 21 developed markets country indexes: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[2]	The MSCI World Index is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets. The MSCI World Index consists of the following 23 developed markets country indexes: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. You cannot invest directly in an index.

[3]	The MSCI All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI ACWI ex USA Index (Net) consists of 45 country indexes comprising 22 developed and 23 emerging markets country indexes. The developed markets country indexes included are Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The emerging markets country indexes included are Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Peru, the Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey, and United Arab Emirates. You cannot invest directly in an index.

[4]	The S&P Developed Small Cap Index is a free-float-adjusted market-capitalization-weighted index designed to measure the equity market performance of small-capitalization companies located in developed markets. The index is composed of companies within the bottom 15% of the cumulative market capitalization in developed markets. The index covers all publicly listed equities with float-adjusted market values of U.S. $100 million or more and annual dollar value traded of at least U.S. $50 million in all included countries. You cannot invest directly in an index.

4	Wells Fargo International Equity Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio manager

Dale A. Winner, CFA®

Average annual total returns (%) as of April 30, 20161

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (WFEAX)	1-20-1998	(18.23)	(0.63)	0.11	(13.22)	0.56	0.70	1.51	1.15
Class B (WFEBX)*	9-6-1979	(18.15)	(0.58)	0.17	(13.85)	(0.20)	0.17	2.26	1.90
Class C (WFEFX)	3-6-1998	(14.82)	(0.19)	(0.04)	(13.82)	(0.19)	(0.04)	2.26	1.90
Class R (WFERX)	10-10-2003	–	–	–	(13.40)	0.31	0.45	1.76	1.40
Class R6 (WFEHX)	9-30-2015	–	–	–	(12.94)	0.78	0.87	1.08	0.85
Administrator Class (WFEDX)	7-16-2010	–	–	–	(13.21)	0.56	0.82	1.43	1.15
Institutional Class (WFENX)	3-9-1998	–	–	–	(12.95)	0.82	0.96	1.18	0.90
MSCI ACWI ex USA (Net)[4]	–	–	–	–	(11.28)	(0.13)	1.70	–	–
*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R, Class R6, Administrator Class, and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Foreign investments are especially volatile and can rise or fall dramatically due to differences in the political and economic conditions of the host country. These risks are generally intensified in emerging markets. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to smaller-company securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo International Equity Fund	5

Ten largest holdings (%) as of April 30, 2016[5]
Rheinmetall AG	3.61
Vodafone Group plc	3.60
Prysmian SpA	3.42
Compagnie de Saint-Gobain SA	3.24
Siemens AG	3.24
Hitachi Limited	3.08
Smiths Group plc	3.08
Wolseley plc	2.89
Metro AG	2.87
Eni SpA	2.73

Sector distribution as of April 30, 2016[6]

Country allocation as of April 30, 2016[6]

[1]	Historical performance shown for Class R6 shares prior to their inception reflects the performance of Institutional Class shares and includes the higher expenses applicable to Institutional Class shares. If these expenses had not been included, returns would be higher. Historical performance shown for Administrator Class shares prior to their inception reflects the performance of Institutional Class shares and has been adjusted to reflect the higher expenses applicable to Administrator Class shares. Historical performance shown for all classes of the Fund prior to July 12, 2010, is based on the performance of the Fund’s predecessor, Evergreen International Equity Fund.

[2]	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.01% in acquired fund fees and expenses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include acquired fund fees and expenses.

[3]	The manager has contractually committed through February 28, 2017 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Operating Expenses After Fee Waiver at 1.14% for Class A, 1.89% for Class B, 1.89% for Class C, 1.39% for Class R, 0.84% for Class R6, 1.14% for Administrator Class, and 0.89% for Institutional Class. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

[4]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI ACWI consists of 46 country indexes comprising 23 developed and 23 emerging markets country indexes. The developed markets country indexes included are Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. The emerging markets country indexes included are Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Peru, the Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey, and United Arab Emirates. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot ivest directly in an index.

[5]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[6]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

6	Wells Fargo International Equity Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from November 1, 2015 to April 30, 2016.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 11-1-2015	Ending account value 4-30-2016	Expenses paid during the period¹	Net annualized expense ratio
Class A
Actual	$1,000.00	$946.03	$5.37	1.11%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.34	$5.57	1.11%
Class B
Actual	$1,000.00	$943.00	$8.94	1.85%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.66	$9.27	1.85%
Class C
Actual	$1,000.00	$943.44	$8.99	1.86%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.61	$9.32	1.86%
Class R
Actual	$1,000.00	$945.51	$6.58	1.36%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.10	$6.82	1.36%
Class R6
Actual	$1,000.00	$948.05	$4.21	0.87%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.54	$4.37	0.87%
Administrator Class
Actual	$1,000.00	$946.06	$5.37	1.11%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.34	$5.57	1.11%
Institutional Class
Actual	$1,000.00	$947.83	$4.16	0.86%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.59	$4.32	0.86%

[1]	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—April 30, 2016 (unaudited)	Wells Fargo International Equity Fund	7

Security name	Shares	Value

Common Stocks: 97.05%

Brazil: 0.13%
Cosan Limited Class A (Energy, Oil, Gas & Consumable Fuels)	99,329	$534,390

Canada: 3.10%
Cameco Corporation (Energy, Oil, Gas & Consumable Fuels)	662,931	8,293,267
Lundin Mining Corporation (Materials, Metals & Mining) †	1,213,010	4,766,191

		13,059,458

China: 10.18%
China Everbright Limited (Financials, Capital Markets)	5,188,000	10,299,888
China Mobile Limited (Telecommunication Services, Wireless Telecommunication Services)	658,000	7,545,424
Dongfeng Motor Group Company Limited H Shares (Consumer Discretionary, Automobiles)	8,180,000	8,984,723
Industrial & Commercial Bank of China Limited H Shares (Financials, Banks)	11,165,000	6,059,721
Shanghai Pharmaceuticals Holding Company Limited H Shares (Health Care, Pharmaceuticals)	1,861,900	3,960,519
Xinyi Solar Holdings Limited (Information Technology, Semiconductors & Semiconductor Equipment)	6,964,000	2,756,189
Xtep International Holdings Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	5,524,180	3,268,830

		42,875,294

France: 3.24%
Compagnie de Saint-Gobain SA (Industrials, Building Products)	298,381	13,664,743

Germany: 16.13%
Bayer AG (Health Care, Pharmaceuticals)	70,094	8,086,312
Metro AG (Consumer Staples, Food & Staples Retailing)	380,271	12,083,168
Muenchener Rueckversicherungs Gesellschaft AG (Financials, Insurance)	41,365	7,670,763
Rheinmetall AG (Industrials, Industrial Conglomerates)	194,564	15,220,711
SAP SE (Information Technology, Software)	143,850	11,253,363
Siemens AG (Industrials, Industrial Conglomerates)	130,963	13,664,286

		67,978,603

Hong Kong: 5.37%
Value Partners Group Limited (Financials, Capital Markets)	4,515,000	4,336,365
Xinyi Glass Holdings Limited (Consumer Discretionary, Auto Components)	7,668,000	5,249,143

		9,585,508

Italy: 8.76%
ANIMA Holding SpA (Financials, Capital Markets)	1,557,083	11,018,560
Eni SpA (Energy, Oil, Gas & Consumable Fuels)	706,721	11,491,083
Prysmian SpA (Industrials, Electrical Equipment)	611,444	14,415,763

		36,925,406

Japan: 17.99%
Coca-Cola East Japan Company Limited (Consumer Staples, Beverages)	578,900	10,791,368
Daiwa House Industry Company Limited (Financials, Real Estate Management & Development)	295,100	8,058,739
Daiwa Securities Group Incorporated (Financials, Capital Markets)	1,367,000	8,141,233
Hitachi Limited (Information Technology, Electronic Equipment, Instruments & Components)	2,748,000	12,987,440
Mitsubishi UFJ Financial Group Incorporated (Financials, Banks)	2,011,700	9,565,023
Mitsui Fudosan Company Limited (Financials, Real Estate Management & Development)	371,000	9,281,093

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo International Equity Fund	Portfolio of investments—April 30, 2016 (unaudited)

Security name		Shares	Value

Japan (continued)
Nitto Denko Corporation (Materials, Chemicals)		92,388	$5,104,714
Nomura Holdings Incorporated (Financials, Capital Markets)		1,388,700	6,062,904
Toyota Motor Corporation (Consumer Discretionary, Automobiles)		80,500	4,193,247
West Holdings Corporation (Consumer Discretionary, Household Durables)		264,300	1,602,597

			75,788,358

Netherlands: 7.16%
Akzo Nobel NV (Materials, Chemicals)		148,954	10,555,948
Koninklijke Philips NV (Industrials, Industrial Conglomerates)		394,952	10,853,759
NN Group NV (Financials, Insurance)		252,508	8,749,207

			30,158,914

Norway: 1.41%
Frontline Limited (Energy, Oil, Gas & Consumable Fuels) «		187,330	1,557,623
Marine Harvest ASA (Consumer Staples, Food Products)		282,707	4,399,385

			5,957,008

South Korea: 4.63%
Hana Financial Group Incorporated (Financials, Banks)		434,476	9,780,858
Samsung Electronics Company Limited GDR (Information Technology, Semiconductors & Semiconductor Equipment) 144A		16,328	8,898,760
SK Telecom Company Limited (Telecommunication Services, Wireless Telecommunication Services)		4,478	809,609

			19,489,227

Switzerland: 6.88%
ABB Limited (Industrials, Electrical Equipment)		387,215	8,185,886
Novartis AG (Health Care, Pharmaceuticals)		134,721	10,279,972
Zurich Insurance Group AG (Financials, Insurance)		47,013	10,521,934

			28,987,792

United Kingdom: 13.66%
Capita plc (Industrials, Professional Services)		263,980	3,861,003
Reckitt Benckiser Group plc (Consumer Staples, Household Products)		62,566	6,082,978
Smiths Group plc (Industrials, Industrial Conglomerates)		801,418	12,974,599
United Business Media plc (Consumer Discretionary, Media)		877,897	7,298,791
Vodafone Group plc (Telecommunication Services, Wireless Telecommunication Services)		4,733,733	15,161,403
Wolseley plc (Industrials, Trading Companies & Distributors)		217,793	12,159,506

			57,538,280

United States: 1.51%
Pfizer Incorporated (Health Care, Pharmaceuticals)		195,020	6,379,104

Total Common Stocks (Cost $397,490,713)			408,922,085

	Expiration date
Participation Notes: 1.32%

China: 1.32%
HSBC Bank plc (Kweichow Moutai Company Limited Class A) (Consumer Staples, Beverages) †	2-19-2019	101,006	3,911,255
HSBC Bank plc (Kweichow Moutai Company Limited Class A) (Consumer Staples, Beverages) †	12-4-2024	43,031	1,666,289

Total Participation Notes (Cost $4,522,600)			5,577,544

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—April 30, 2016 (unaudited)	Wells Fargo International Equity Fund	9

Security name	Yield	Shares	Value

Short-Term Investments: 1.67%

Investment Companies: 1.67%
Securities Lending Cash Investments LLC (l)(r)(u)	0.45%	1,594,548	$1,594,548
Wells Fargo Cash Investment Money Market Fund Select Class (l)(u)	0.43	5,428,477	5,428,477

Total Short-Term Investments (Cost $7,023,025)			7,023,025

Total investments in securities (Cost $409,036,338) *	100.04%	421,522,654
Other assets and liabilities, net	(0.04)	(163,692)

Total net assets	100.00%	$421,358,962

†	Non-income-earning security

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

«	All or a portion of this security is on loan.

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $410,992,864 and unrealized gains (losses) consists of:

Gross unrealized gains	$30,884,559
Gross unrealized losses	(20,354,769)

Net unrealized gains	$10,529,790

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo International Equity Fund	Statement of assets and liabilities—April 30, 2016 (unaudited)

Assets
Investments
In unaffiliated securities (including $1,518,580 of securities loaned), at value (cost $402,013,313)	$414,499,629
In affiliated securities, at value (cost $7,023,025)	7,023,025

Total investments, at value (cost $409,036,338)	421,522,654
Foreign currency, at value (cost $610,944)	616,009
Segregated cash	256,000
Receivable for investments sold	3,607
Receivable for Fund shares sold	671,046
Receivable for dividends	1,923,492
Receivable for securities lending income	9,491
Unrealized gains on forward foreign currency contracts	13,324
Prepaid expenses and other assets	105,764

Total assets	425,121,387

Liabilities
Payable for Fund shares redeemed	1,169,453
Unrealized losses on forward foreign currency contracts	561,585
Payable upon receipt of securities loaned	1,594,548
Management fee payable	234,390
Distribution fees payable	22,407
Administration fees payable	59,184
Accrued expenses and other liabilities	120,858

Total liabilities	3,762,425

Total net assets	$421,358,962

NET ASSETS CONSIST OF
Paid-in capital	$471,623,068
Undistributed net investment income	1,803,523
Accumulated net realized losses on investments	(64,074,721)
Net unrealized gains on investments	12,007,092

Total net assets	$421,358,962

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$142,737,825
Shares outstanding – Class A1	13,247,925
Net asset value per share – Class A	$10.77
Maximum offering price per share – Class A2	$11.43
Net assets – Class B	$1,810,368
Shares outstanding – Class B1	171,563
Net asset value per share – Class B	$10.55
Net assets – Class C	$32,715,095
Shares outstanding – Class C1	3,096,230
Net asset value per share – Class C	$10.57
Net assets – Class R	$2,073,762
Shares outstanding – Class R1	190,114
Net asset value per share – Class R	$10.91
Net assets – Class R6	$25,006
Shares outstanding – Class R6[1]	2,326
Net asset value per share – Class R6	$10.75
Net assets – Administrator Class	$43,951,775
Shares outstanding – Administrator Class[1]	4,152,507
Net asset value per share – Administrator Class	$10.58
Net assets – Institutional Class	$198,045,131
Shares outstanding – Institutional Class[1]	18,437,220
Net asset value per share – Institutional Class	$10.74

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended April 30, 2016 (unaudited)	Wells Fargo International Equity Fund	11

Investment income
Dividends (net of foreign withholding taxes of $478,809)	$5,259,467
Securities lending income, net	49,496
Income from affiliated securities	43,334

Total investment income	5,352,297

Expenses
Management fee	1,941,737
Administration fees
Class A	152,129
Class B	2,208
Class C	33,402
Class R	2,164
Class R6	4
Administrator Class	31,838
Institutional Class	131,061
Shareholder servicing fees
Class A	181,106
Class B	2,629
Class C	39,764
Class R	2,576
Administrator Class	60,331
Distribution fees
Class B	7,886
Class C	119,292
Class R	2,576
Custody and accounting fees	50,504
Professional fees	30,729
Registration fees	49,554
Shareholder report expenses	27,073
Trustees’ fees and expenses	3,248
Other fees and expenses	5,082

Total expenses	2,876,893
Less: Fee waivers and/or expense reimbursements	(611,599)

Net expenses	2,265,294

Net investment income	3,087,003

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	(18,067,392)
Forward foreign currency contract transactions	243,758

Net realized losses on investments	(17,823,634)

Net change in unrealized gains (losses) on:
Unaffiliated securities	(11,049,312)
Forward foreign currency contract transactions	(1,783,645)

Net change in unrealized gains (losses) on investments	(12,832,957)

Net realized and unrealized gains (losses) on investments	(30,656,591)

Net decrease in net assets resulting from operations	$(27,569,588)

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo International Equity Fund	Statement of changes in net assets

	Six months ended April 30, 2016 (unaudited)		Year ended October 31, 2015

Operations
Net investment income		$3,087,003		$3,816,017
Net realized gains (losses) on investments		(17,823,634)		6,811,584
Net change in unrealized gains (losses) on investments		(12,832,957)		(5,436,792)

Net increase (decrease) in net assets resulting from operations		(27,569,588)		5,190,809

Distributions to shareholders from
Net investment income
Class A		(1,980,548)		(4,144,449)
Class B		(4,737)		(133,491)
Class C		(292,082)		(589,249)
Class R		(24,021)		(58,692)
Class R6		(338)		0 [1]
Administrator Class		(731,926)		(444,265)
Institutional Class		(3,153,699)		(3,012,972)

Total distributions to shareholders		(6,187,351)		(8,383,118)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	3,153,052	34,528,505	5,686,291	68,771,982
Class B	814	8,663	4,367	52,179
Class C	948,086	10,295,834	1,364,465	16,286,613
Class R	55,798	620,020	127,293	1,581,522
Class R6	0	0	2,296 [1]	25,000 [1]
Administrator Class	2,350,799	25,371,033	5,575,269	66,219,302
Institutional Class	8,086,506	87,892,433	14,609,456	168,904,517

		158,716,488		321,841,115

Reinvestment of distributions
Class A	167,795	1,860,967	350,957	3,835,959
Class B	431	4,689	12,086	129,201
Class C	23,355	254,804	47,129	508,047
Class R	822	9,244	2,725	30,167
Class R6	30	338	0 [1]	0 [1]
Administrator Class	67,082	731,191	41,287	443,423
Institutional Class	230,119	2,542,811	220,501	2,396,847

		5,404,044		7,343,644

Payment for shares redeemed
Class A	(2,708,122)	(28,665,159)	(2,058,420)	(23,991,275)
Class B	(65,050)	(672,356)	(158,096)	(1,803,160)
Class C	(448,635)	(4,730,473)	(316,369)	(3,631,747)
Class R	(50,662)	(538,168)	(84,187)	(995,805)
Administrator Class	(2,897,008)	(30,373,251)	(2,153,660)	(24,140,441)
Institutional Class	(6,655,208)	(68,840,044)	(3,722,844)	(43,032,964)

		(133,819,451)		(97,595,392)

Net increase in net assets resulting from capital share transactions		30,301,081		231,589,367

Total increase (decrease) in net assets		(3,455,858)		228,397,058

Net assets
Beginning of period		424,814,820		196,417,762

End of period		$421,358,962		$424,814,820

Undistributed net investment income		$1,803,523		$4,903,871

[1]	For the period from September 30, 2015 (commencement of class operations) to October 31, 2015

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo International Equity Fund	13

(For a share outstanding throughout each period)

	Six months ended April 30, 2016 (unaudited)	Year ended October 31
CLASS A		2015	2014	2013	2012	2011
Net asset value, beginning of period	$11.53	$11.28	$11.98	$9.77	$9.82	$10.41
Net investment income	0.07	0.18 [1]	0.37 [1]	0.21	0.25	0.17
Net realized and unrealized gains (losses) on investments	(0.69)	0.57	(0.81)	2.27	(0.09)	(0.75)

Total from investment operations	(0.62)	0.75	(0.44)	2.48	0.16	(0.58)
Distributions to shareholders from
Net investment income	(0.14)	(0.50)	(0.26)	(0.27)	(0.21)	(0.01)
Net asset value, end of period	$10.77	$11.53	$11.28	$11.98	$9.77	$9.82
Total return[2]	(5.40)%	6.85%	(3.77)%	25.99%	1.83%	(5.62)%
Ratios to average net assets (annualized)
Gross expenses	1.44%	1.53%	1.53%	1.56%	1.53%	1.46%
Net expenses	1.11%	1.09%	1.09%	1.09%	1.09%	1.09%
Net investment income	1.39%	1.50%	3.14%	2.03%	2.49%	1.55%
Supplemental data
Portfolio turnover rate	24%	27%	32%	38%	115%	44%
Net assets, end of period (000s omitted)	$142,738	$145,654	$97,640	$115,821	$114,219	$162,954

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo International Equity Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended April 30, 2016 (unaudited)	Year ended October 31
CLASS B		2015	2014	2013	2012	2011
Net asset value, beginning of period	$11.21	$10.95	$11.62	$9.47	$9.48	$10.12
Net investment income	0.03 [1]	0.08 [1]	0.28 [1]	0.13 [1]	0.16 [1]	0.08 [1]
Net realized and unrealized gains (losses) on investments	(0.67)	0.56	(0.79)	2.21	(0.07)	(0.72)

Total from investment operations	(0.64)	0.64	(0.51)	2.34	0.09	(0.64)
Distributions to shareholders from
Net investment income	(0.02)	(0.38)	(0.16)	(0.19)	(0.10)	0.00
Net asset value, end of period	$10.55	$11.21	$10.95	$11.62	$9.47	$9.48
Total return[2]	(5.70)%	6.00%	(4.48)%	25.07%	0.99%	(6.32)%
Ratios to average net assets (annualized)
Gross expenses	2.18%	2.29%	2.28%	2.31%	2.28%	2.21%
Net expenses	1.85%	1.84%	1.84%	1.84%	1.84%	1.84%
Net investment income	0.48%	0.68%	2.40%	1.27%	1.67%	0.77%
Supplemental data
Portfolio turnover rate	24%	27%	32%	38%	115%	44%
Net assets, end of period (000s omitted)	$1,810	$2,639	$4,127	$6,810	$8,303	$12,873

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo International Equity Fund	15

(For a share outstanding throughout each period)

	Six months ended April 30, 2016 (unaudited)	Year ended October 31
CLASS C		2015	2014	2013	2012	2011
Net asset value, beginning of period	$11.30	$11.06	$11.75	$9.58	$9.59	$10.24
Net investment income	0.05	0.08 [1]	0.27 [1]	0.14 [1]	0.16 [1]	0.06
Net realized and unrealized gains (losses) on investments	(0.69)	0.57	(0.79)	2.22	(0.07)	(0.71)

Total from investment operations	(0.64)	0.65	(0.52)	2.36	0.09	(0.65)
Distributions to shareholders from
Net investment income	(0.09)	(0.41)	(0.17)	(0.19)	(0.10)	0.00
Net asset value, end of period	$10.57	$11.30	$11.06	$11.75	$9.58	$9.59
Total return[2]	(5.66)%	6.03%	(4.49)%	25.05%	1.08%	(6.35)%
Ratios to average net assets (annualized)
Gross expenses	2.19%	2.28%	2.28%	2.31%	2.28%	2.21%
Net expenses	1.86%	1.84%	1.84%	1.84%	1.84%	1.84%
Net investment income	0.69%	0.72%	2.37%	1.30%	1.72%	0.79%
Supplemental data
Portfolio turnover rate	24%	27%	32%	38%	115%	44%
Net assets, end of period (000s omitted)	$32,715	$29,080	$16,346	$16,997	$16,760	$22,578

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo International Equity Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended April 30, 2016 (unaudited)	Year ended October 31
CLASS R		2015	2014	2013	2012	2011
Net asset value, beginning of period	$11.66	$11.40	$11.96	$9.75	$9.79	$10.40
Net investment income	0.06 [1]	0.15 [1]	0.32 [1]	0.18 [1]	0.20 [1]	0.14 [1]
Net realized and unrealized gains (losses) on investments	(0.69)	0.57	(0.79)	2.27	(0.06)	(0.75)

Total from investment operations	(0.63)	0.72	(0.47)	2.45	0.14	(0.61)
Distributions to shareholders from
Net investment income	(0.12)	(0.46)	(0.09)	(0.24)	(0.18)	0.00
Net asset value, end of period	$10.91	$11.66	$11.40	$11.96	$9.75	$9.79
Total return[2]	(5.45)%	6.53%	(4.00)%	25.68%	1.58%	(5.87)%
Ratios to average net assets (annualized)
Gross expenses	1.69%	1.78%	1.78%	1.81%	1.78%	1.71%
Net expenses	1.36%	1.34%	1.34%	1.34%	1.34%	1.34%
Net investment income	1.13%	1.23%	2.71%	1.72%	2.11%	1.31%
Supplemental data
Portfolio turnover rate	24%	27%	32%	38%	115%	44%
Net assets, end of period (000s omitted)	$2,074	$2,147	$1,576	$2,234	$2,196	$3,050

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo International Equity Fund	17

(For a share outstanding throughout each period)

	Six months ended April 30, 2016 (unaudited)	Year ended October 31, 2015[1]
CLASS R6
Net asset value, beginning of period	$11.49	$10.89
Net investment income	0.09	0.00 [2]
Net realized and unrealized gains (losses) on investments	(0.68)	0.60

Total from investment operations	(0.59)	0.60
Distributions to shareholders from
Net investment income	(0.15)	0.00
Net asset value, end of period	$10.75	$11.49
Total return[3]	(5.19)%	5.51%
Ratios to average net assets (annualized)
Gross expenses	1.00%	1.05%
Net expenses	0.87%	0.88%
Net investment income	1.65%	0.23%
Supplemental data
Portfolio turnover rate	24%	27%
Net assets, end of period (000s omitted)	$25	$26

[1]	For the period from September 30, 2015 (commencement of class operations) to October 31, 2015

[2]	Amount is less than $0.005 per share.

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo International Equity Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended April 30, 2016 (unaudited)	Year ended October 31
ADMINISTRATOR CLASS		2015	2014	2013	2012	2011
Net asset value, beginning of period	$11.33	$11.09	$11.79	$9.62	$9.67	$10.28
Net investment income	0.07 [1]	0.17 [1]	0.37 [1]	0.22	0.25	0.16
Net realized and unrealized gains (losses) on investments	(0.68)	0.57	(0.80)	2.22	(0.09)	(0.74)

Total from investment operations	(0.61)	0.74	(0.43)	2.44	0.16	(0.58)
Distributions to shareholders from
Net investment income	(0.14)	(0.50)	(0.27)	(0.27)	(0.21)	(0.03)
Net asset value, end of period	$10.58	$11.33	$11.09	$11.79	$9.62	$9.67
Total return[2]	(5.39)%	6.89%	(3.82)%	26.00%	1.88%	(5.68)%
Ratios to average net assets (annualized)
Gross expenses	1.35%	1.40%	1.37%	1.37%	1.36%	1.25%
Net expenses	1.11%	1.09%	1.09%	1.09%	1.09%	1.09%
Net investment income	1.28%	1.44%	3.21%	2.08%	2.52%	1.58%
Supplemental data
Portfolio turnover rate	24%	27%	32%	38%	115%	44%
Net assets, end of period (000s omitted)	$43,952	$52,469	$12,962	$3,955	$3,505	$3,436

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo International Equity Fund	19

(For a share outstanding throughout each period)

	Six months ended April 30, 2016 (unaudited)	Year ended October 31
INSTITUTIONAL CLASS		2015	2014	2013	2012	2011
Net asset value, beginning of period	$11.49	$11.25	$11.96	$9.76	$9.83	$10.42
Net investment income	0.09 [1]	0.19 [1]	0.37 [1]	0.24 [1]	0.37	0.19 [1]
Net realized and unrealized gains (losses) on investments	(0.69)	0.58	(0.77)	2.26	(0.19)	(0.75)

Total from investment operations	(0.60)	0.77	(0.40)	2.50	0.18	(0.56)
Distributions to shareholders from
Net investment income	(0.15)	(0.53)	(0.31)	(0.30)	(0.25)	(0.03)
Net asset value, end of period	$10.74	$11.49	$11.25	$11.96	$9.76	$9.83
Total return[2]	(5.22)%	7.07%	(3.53)%	26.31%	2.05%	(5.38)%
Ratios to average net assets (annualized)
Gross expenses	1.11%	1.15%	1.10%	1.13%	1.10%	1.03%
Net expenses	0.86%	0.84%	0.84%	0.84%	0.84%	0.84%
Net investment income	1.63%	1.67%	3.18%	2.29%	2.67%	1.78%
Supplemental data
Portfolio turnover rate	24%	27%	32%	38%	115%	44%
Net assets, end of period (000s omitted)	$198,045	$192,799	$63,766	$82,982	$138,245	$227,158

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo International Equity Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo International Equity Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although a Fund may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On April 30, 2016, such fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Notes to financial statements (unaudited)	Wells Fargo International Equity Fund	21

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Forward foreign currency contracts

The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contract transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the custodian verifies the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

22	Wells Fargo International Equity Fund	Notes to financial statements (unaudited)

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of October 31, 2015, the Fund had capital loss carryforwards available to offset future net realized capital gains in the amount of $43,946,020 expiring in 2016.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to financial statements (unaudited)	Wells Fargo International Equity Fund	23

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of April 30, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Brazil	$534,390	$0	$0	$534,390
Canada	13,059,458	0	0	13,059,458
China	42,875,294	0	0	42,875,294
France	13,664,743	0	0	13,664,743
Germany	67,978,603	0	0	67,978,603
Hong Kong	9,585,508	0	0	9,585,508
Italy	36,925,406	0	0	36,925,406
Japan	75,788,358	0	0	75,788,358
Netherlands	30,158,914	0	0	30,158,914
Norway	5,957,008	0	0	5,957,008
South Korea	19,489,227	0	0	19,489,227
Switzerland	28,987,792	0	0	28,987,792
United Kingdom	57,538,280	0	0	57,538,280
United States	6,379,104	0	0	6,379,104

Participation notes
China	0	5,577,544	0	5,577,544

Short-term investments
Investment companies	5,428,477		0	5,428,477
Investments measured at net asset value*				1,594,548
	414,350,562	5,577,544	0	421,522,654
Forward foreign currency contracts	0	13,324	0	13,324
Total assets	$414,350,562	$5,590,868	$0	$421,535,978
Liabilities

Forward foreign currency contracts	$0	$561,585	$0	$561,585
Total liabilities	$0	$561,585	$0	$561,585

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $1,594,548 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Forward foreign currency contracts are reported at their unrealized gains (losses) at measurement date, which represents the change in the contract’s value from trade date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. Fair value pricing that was used in pricing certain foreign securities at the previous period end was not used at April 30, 2016. As a result common stocks valued at $349,550,163 were transferred from Level 2 to Level 1 within the fair value hierarchy. The Fund did not have any transfers into/out of Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo, is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the applicable subadviser, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably

24	Wells Fargo International Equity Fund	Notes to financial statements (unaudited)

necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.90% and declining to 0.73% as the average daily net assets of the Fund increase.

For the six months ended April 30, 2016, the management fee was equivalent to an annual rate of 0.90% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.45% and declining to 0.40% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Class A, Class B, Class C, Class R	0.21%
Class R6	0.03
Administrator Class, Institutional Class	0.13

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through February 28, 2017 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.14% for Class A shares, 1.89% for Class B shares, 1.89% for Class C shares, 1.39% for Class R shares, 0.84% for Class R6 shares, 1.14% for Administrator Class shares, and 0.89% for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Prior to March 1, 2016, the Fund’s expense were capped at 1.09% for Class A shares, 1.84% for Class B shares, 1.84% for Class C shares, 1.34% for Class R shares, 0.88% for Class R6 shares, 1.09% for Administrator Class shares, and 0.84% for Institutional Class shares.

Distribution fees

The Trust has adopted a distribution plan for Class B, Class C, and Class R shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class B, Class C, and Class R shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares and 0.25% of the average daily net assets of Class R shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class B and Class C shares. For the six months ended April 30, 2016, Funds Distributor received $22,044 from the sale of Class A shares and $315 in contingent deferred sales charges from redemptions of Class C shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, Class R, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended April 30, 2016 were $157,034,721 and $96,207,891, respectively.

Notes to financial statements (unaudited)	Wells Fargo International Equity Fund	25

6. DERIVATIVE TRANSACTIONS

During the six months ended April 30, 2016, the Fund entered into forward foreign currency contracts for economic hedging purposes.

At April 30, 2016, the Fund had forward foreign currency contracts outstanding as follows:

Forward foreign currency contracts to buy:

Exchange date	Counterparty	Contracts to receive		U.S. value at April 30, 2016	In exchange for U.S. $	Unrealized gains
7-13-2016	Citibank	72,683,000	JPY	$684,477	$671,153	$13,324

Forward foreign currency contracts to sell:

Exchange date	Counterparty	Contracts to deliver		U.S. value at April 30, 2016	In exchange for U.S. $	Unrealized losses
5-11-2016	Morgan Stanley	5,792,600	EUR	$6,634,342	$6,530,820	$(103,522)
5-31-2016	Barclays	2,743,800	EUR	3,144,317	3,033,109	(111,208)
6-15-2016	Morgan Stanley	7,419,000	EUR	8,506,060	8,306,579	(199,481)
7-13-2016	Citibank	797,844,000	JPY	7,513,529	7,408,779	(104,750)
7-13-2016	Morgan Stanley	8,851,000	EUR	10,157,068	10,148,601	(8,467)
7-25-2016	Morgan Stanley	1,020,000	GBP	1,490,755	1,489,578	(1,177)
7-25-2016	Morgan Stanley	1,020,000	GBP	1,490,755	1,479,378	(11,377)
7-25-2016	Morgan Stanley	1,020,000	GBP	1,490,755	1,469,152	(21,603)

The Fund had average contract amounts of $13,067,896 and $54,988,224 in forward foreign currency contracts to buy and forward foreign currency contracts to sell, respectively, during the six months ended April 30, 2016. As of April 30, 2016, the Fund had segregated $256,000 as cash collateral for forward foreign currency contracts.

The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the appropriate financial statements.

For certain types of derivative transactions, the Fund has entered into International Swaps and Derivatives Association, Inc. master agreements (“ISDA Master Agreements”) or similar agreements with approved counterparties. The ISDA Master Agreements or similar agreements may have requirements to deliver/deposit securities or cash to/with an exchange or broker-dealer as collateral and allows the Fund to offset, with each counterparty, certain derivative financial instrument’s assets and/or liabilities with collateral held or pledged. Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under ISDA Master Agreements or similar agreements, if any, are reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, are noted in the Portfolio of Investments. With respect to balance sheet offsetting, absent an event of default by the counterparty or a termination of the agreement, the reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities are not offset across transactions between the Fund and the applicable counterparty. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by derivative type, including any collateral exposure, is as follows:

Derivative type	Counterparty	Gross amounts of assets in the Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral received	Net amount of assets
Forward foreign currency contracts	Citibank	$13,324*	$(13,324)	$0	$0
*	Amount represents net unrealized gains.

26	Wells Fargo International Equity Fund	Notes to financial statements (unaudited)

Derivative type	Counterparty	Gross amounts of liabilities in the Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral pledged[1]	Net amount of liabilities
Forward foreign currency contracts	Morgan Stanley	$345,627*	$0	$(256,000)	$89,627
	Barclays	111,208*	0	0	111,208
	Citibank	104,750*	(13,324)	0	91,426
*	Amount represents net unrealized loss.

[1]	Collateral pledged within this table is limited to the collateral for the net transaction with the counterparty.

7. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds) and Wells Fargo Variable Trust are parties to a $200,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.20% of the unused balance is allocated to each participating fund.

For the six months ended April 30, 2016, there were no borrowings by the Fund under the agreement.

8. CONCENTRATION RISK

Concentration risks result from exposure to a limited number of sectors. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.

9. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

Other information (unaudited)	Wells Fargo International Equity Fund	27

TAX INFORMATION

Pursuant to Section 853 of the Internal Revenue Code, the following amounts have been designated as foreign taxes paid for the fiscal year ended October 31, 2015. These amounts may be less than the actual foreign taxes paid for financial statement purposes. Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments. None of the income was derived from ineligible foreign sources as defined under Section 901(j) of the Internal Revenue Code.

Creditable foreign taxes paid	Per share amount	Foreign income as % of ordinary income distributions
$295,393	$0.0080	72.42%

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

28	Wells Fargo International Equity Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 141 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief financial officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he lead a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Mr. Ebsworth is a CFA® charterholder and an Adjunct Lecturer, Finance, at Babson College.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is Chair of Taproot Foundation (non-profit organization), a Board Member of Ruth Bancroft Garden (non-profit organization) and an inactive chartered financial analyst.	Asset Allocation Trust
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo International Equity Fund	29

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Michael Whitaker (Born 1967)	Chief Compliance Officer, since 2016*	Executive Vice President of Wells Fargo Funds Management, LLC since 2016. Chief Compliance Officer of Fidelity’s Fixed Income Funds and Asset Allocation Funds from 2008 to 2016, Compliance Officer of FMR Co., Inc. from 2014 to 2016, Fidelity Investments Money Management, Inc. from 2014 to 2016, Fidelity Investments from 2007 to 2016.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007**	Executive Vice President of Wells Fargo Funds Management, LLC since 2014, Senior Vice President and Chief Compliance Officer from 2007 to 2014.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

[1]	Jeremy DePalma acts as Treasurer of 69 funds and Assistant Treasurer of 72 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

*	Michael Whitaker became Chief Compliance Officer effective May 16, 2016.

**	Debra Ann Early was the Chief Compliance Officer until May 15, 2016.

30	Wells Fargo International Equity Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Colombian peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2016 Wells Fargo Funds Management, LLC. All rights reserved.

242234 06-16 SA240/SAR240 04-16

Semi-Annual Report

April 30, 2016

Wells Fargo Intrinsic World Equity Fund

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The views expressed and any forward-looking statements are as of April 30, 2016, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Intrinsic World Equity Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Funds

As the U.S. dollar gained in strength relative to currencies overseas, investment returns earned outside the U.S. were reduced when translated into U.S. dollars.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Intrinsic World Equity Fund for the six-month period that ended April 30, 2016. During the period, international equity investors confronted concerns about slowing economic growth, particularly in China, and the potential for central bank policies to relieve recessionary pressures and support global business activity. These influences were pervasive throughout the period and caused elevated levels of volatility in international equity markets.

Investors kept a watchful eye on central bank initiatives while global growth slowed.

Persistently low inflation rates and oil prices along with a strengthening U.S. dollar combined to drive international equity prices lower. The U.S. dollar strengthened consistently after 2011 and more quickly following 2014 as expectations grew for an increase in the federal funds rate by the U.S. Federal Reserve (Fed). As the U.S. dollar gained in strength relative to currencies overseas, investment returns earned outside the U.S. were reduced when translated into U.S. dollars. The strong U.S. dollar also put pressure on import prices which, when combined with lower costs for fuel and other commodities, restrained inflation and prompted recession fears among investors.

Further dampening the international investment outlook in December was the lack of a deal to freeze or reduce oil output in an effort to stabilize prices among members of the Organization of Petroleum Exporting Countries. The lack of an agreement on a strategy to increase oil prices from their low levels left many investors doubtful of investment opportunities in emerging markets. In addition, the People’s Bank of China (PBOC) guided its currency’s value lower relative to a basket of foreign currencies. While the effort was seen as consistent with the government’s efforts to move China’s economy to a more global market-based footing, the currency devaluation tended to heighten fears of recession.

Central bank policies demonstrate resolve to reignite global economic growth.

As the end of 2015 approached, investors did take some reassurance from the decision of the European Central Bank (ECB) to push the deposit interest rate further into negative territory. Negative interest rates are intended to encourage banks to lend assets held in reserve rather than keep them on deposit, which could help spark business activity. The ECB also expanded and extended its bond-buying program, which helped inject liquidity into the markets and encourage investment. As anticipated, the Fed announced the long-awaited increase to the federal funds rate in December and suggested it planned to pursue additional increases in 2016.

In January 2016, the Bank of Japan (BOJ) followed the ECB’s lead by setting a negative deposit rate. A negative measurement for Japan’s gross domestic product in the fourth quarter may have prompted the BOJ’s accommodative initiative. Observing the actions of central banks overseas to implement policies that would accommodate higher levels of business activity, the Fed acknowledged that risks to global growth existed and indicated it would base further rate increases on data indicating the risks were being successfully addressed. Counterbalancing the accommodation of central banks were industrial production slowdowns stemming from plant closures in China due to elevated air pollution levels, the lack of further accommodative action by the ECB in January, and fresh declines in oil prices. Stocks worldwide entered correction territory, defined as a decline of 10% or more.

Letter to shareholders (unaudited)	Wells Fargo Intrinsic World Equity Fund	3

In February 2016, markets around the world hit low points before starting to rebound in the middle of the month. Investors reacted positively when measurements of manufacturing activity in Japan, the U.S., and China indicated growth. The PBOC reduced reserve ratios in February, which was intended to encourage banks to increase lending. Investors also were influenced favorably by further accommodation by the ECB in March, when the bank pushed negative interest rates lower, which ratcheted up pressure on banks to lend. The ECB also expanded its bond-buying program once again and took additional steps to lower costs for borrowers. March proved to be the strongest month for international stock index performance during the period. For the month, the Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index (Net)1 gained 6.5%, the MSCI World Index2 increased 6.8%, the MSCI All Country World Index (ACWI) ex USA Index (Net)3 moved up 8.1%, and the S&P Developed Small Cap Index4 gained 8.6%. More positive, albeit lower, returns followed in April.

With the exception of the S&P Developed Small Cap Index, strong March and April returns were not enough to push performance of the indexes into positive territory for the period. For the six-month period that ended April 30, 2016, the MSCI EAFE Index (Net) returned -3.1%, the MSCI World Index returned -1.1%, and the MSCI ACWI ex USA Index (Net) returned -1.8%; the S&P Developed Small Cap Index gained 3.2%.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Funds

Investors reacted positively when measurements of manufacturing activity in Japan, the U.S., and China indicated growth.

Notice to shareholders

At a meeting held on February 17-18, 2016, the Board of Trustees approved a change to the subadviser for the Fund to Wells Capital Management Incorporated (“WellsCap”) in connection with the merger of Metropolitan West Capital Management, LLC (“MetWest”), the Fund’s current subadviser, into WellsCap (the “Merger”). The Merger is expected to take place on or about July 1, 2016. With the completion of the Merger, MetWest personnel will become exclusively personnel of WellsCap. The Merger will not result in any change to the services provided to the Fund or to the Fund’s strategies or fees and expenses.

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

4	Wells Fargo Intrinsic World Equity Fund	Letter to shareholders (unaudited)

[1]	The Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The MSCI EAFE Index (Net) consists of the following 21 developed markets country indexes: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[2]	The MSCI World Index is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets. The MSCI World Index consists of the following 23 developed markets country indexes: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. You cannot invest directly in an index.

[3]	The MSCI All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI ACWI ex USA Index (Net) consists of 45 country indexes comprising 22 developed and 23 emerging markets country indexes. The developed markets country indexes included are Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The emerging markets country indexes included are Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Peru, the Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey, and United Arab Emirates. You cannot invest directly in an index.

[4]	The S&P Developed Small Cap Index is a free-float-adjusted market-capitalization-weighted index designed to measure the equity market performance of small-capitalization companies located in developed markets. The index is composed of companies within the bottom 15% of the cumulative market capitalization in developed markets. The index covers all publicly listed equities with float-adjusted market values of U.S. $100 million or more and annual dollar value traded of at least U.S. $50 million in all included countries. You cannot invest directly in an index.

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6	Wells Fargo Intrinsic World Equity Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Metropolitan West Capital Management, LLC

Portfolio managers

Jean-Baptiste Nadal, CFA®

Jeffrey Peck

Average annual total returns (%) as of April 30, 20161

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (EWEAX)	4-30-1996	(12.53)	4.97	3.53	(7.18)	6.22	4.15	1.45	1.35
Class C (EWECX)	5-18-2007	(8.88)	5.43	3.38	(7.88)	5.43	3.38	2.20	2.10
Administrator Class (EWEIX)	5-18-2007	–	–	–	(6.98)	6.48	4.37	1.37	1.25
Institutional Class (EWENX)	7-30-2010	–	–	–	(6.79)	6.69	4.49	1.12	0.95
MSCI World Index (Net)[4]	–	–	–	–	(4.17)	5.96	4.13	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Foreign investments are especially volatile and can rise or fall dramatically due to differences in the political and economic conditions of the host country. These risks are generally intensified in emerging markets. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to focused portfolio risk, geographic risk, and smaller-company securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 7.

Performance highlights (unaudited)	Wells Fargo Intrinsic World Equity Fund	7

Ten largest holdings (%) as of April 30, 2016[5]
Microsoft Corporation	2.52
AIA Group Limited	2.48
Motorola Solutions Incorporated	2.47
ORIX Corporation	2.46
Merck & Company Incorporated	2.35
EOG Resources Incorporated	2.35
Visa Incorporated Class A	2.27
Texas Instruments Incorporated	2.25
Novartis AG ADR	2.21
AerCap Holdings NV	2.16

Sector distribution as of April 30, 2016[6]

Country allocation as of April 30, 2016[6]

[1]	Historical performance shown for Class C shares prior to their inception reflects the performance of Class A shares, and has been adjusted to reflect the higher expenses applicable to Class C shares. Historical performance shown for Institutional Class shares prior to their inception reflects the performance of Administrator Class shares, and includes the higher expenses applicable to Administrator Class shares. If these expenses had not been included, returns would be higher. Historical performance shown for Administrator Class shares prior to their inception reflects the performance of Class A shares, and includes the higher expenses applicable to Class A shares. If these expenses had not been included, returns would be higher. Historical performance shown for all classes of the Fund prior to July 19, 2010, is based on the performance of the Fund’s predecessor, Evergreen Intrinsic World Equity Fund.

[2]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]	The manager has contractually committed through February 28, 2017 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Operating Expenses After Fee Waiver at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

[4]	The Morgan Stanley Capital International (MSCI) World Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets. The MSCI World Index (Net) consists of the following 23 developed markets country indexes: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[5]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[6]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

8	Wells Fargo Intrinsic World Equity Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from November 1, 2015 to April 30, 2016.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 11-1-2015	Ending account value 4-30-2016	Expenses paid during the period¹	Net annualized expense ratio
Class A
Actual	$1,000.00	$958.67	$6.72	1.38%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.00	$6.92	1.38%
Class C
Actual	$1,000.00	$955.51	$10.36	2.13%
Hypothetical (5% return before expenses)	$1,000.00	$1,014.27	$10.67	2.13%
Administrator Class
Actual	$1,000.00	$959.62	$5.75	1.18%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.00	$5.92	1.18%
Institutional Class
Actual	$1,000.00	$960.64	$4.63	0.95%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.14	$4.77	0.95%

[1]	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—April 30, 2016 (unaudited)	Wells Fargo Intrinsic World Equity Fund	9

Security name	Shares	Value

Common Stocks: 99.45%

France: 3.46%
Air Liquide SA (Materials, Chemicals)	20,500	$2,323,880
Societe Generale SA (Financials, Banks)	74,882	2,936,721

		5,260,601

Germany: 3.52%
Bayer AG (Health Care, Pharmaceuticals)	16,680	1,924,269
Deutsche Telekom AG (Telecommunication Services, Diversified Telecommunication Services)	109,160	1,910,529
Siemens AG (Industrials, Industrial Conglomerates)	14,614	1,524,781

		5,359,579

Hong Kong: 2.48%
AIA Group Limited (Financials, Insurance)	627,400	3,777,228

Japan: 10.23%
Honda Motor Company Limited (Consumer Discretionary, Automobiles)	94,920	2,624,578
Kao Corporation (Consumer Staples, Personal Products)	53,100	2,997,131
Nidec Corporation (Industrials, Electrical Equipment)	43,010	3,236,615
ORIX Corporation (Financials, Diversified Financial Services)	257,500	3,746,800
Sony Corporation (Consumer Discretionary, Household Durables)	119,720	2,975,748

		15,580,872

Luxembourg: 3.65%
Millicom International Cellular SA (Telecommunication Services, Wireless Telecommunication Services)	39,850	2,302,536
Samsonite International SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	1,007,890	3,254,863

		5,557,399

Netherlands: 8.97%
AerCap Holdings NV (Industrials, Trading Companies & Distributors) †	82,207	3,289,102
Airbus Group NV (Industrials, Aerospace & Defense)	24,090	1,506,377
Heineken NV (Consumer Staples, Beverages)	33,570	3,146,260
Sensata Technologies Holding NV (Industrials, Electrical Equipment) †	75,112	2,829,469
Unilever NV (Consumer Staples, Food Products) «	65,456	2,881,373

		13,652,581

South Korea: 2.13%
Samsung Electronics Company Limited (Information Technology, Technology Hardware, Storage & Peripherals)	2,973	3,248,539

Spain: 1.83%
CaixaBank SA (Financials, Banks)	924,674	2,783,581

Sweden: 1.04%
Autoliv Incorporated SDR (Consumer Discretionary, Auto Components)	13,012	1,576,584

Switzerland: 7.98%
Nestle SA (Consumer Staples, Food Products)	41,190	3,070,035
Novartis AG ADR (Health Care, Pharmaceuticals)	44,361	3,370,105
Roche Holding AG (Health Care, Pharmaceuticals)	11,987	3,030,176
UBS Group AG (Financials, Capital Markets)	154,900	2,680,434

		12,150,750

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Intrinsic World Equity Fund	Portfolio of investments—April 30, 2016 (unaudited)

Security name		Shares	Value

United Kingdom: 4.76%
Barclays plc (Financials, Banks)		985,381	$2,469,240
Diageo plc (Consumer Staples, Beverages)		86,176	2,324,412
Royal Dutch Shell plc Class A (Energy, Oil, Gas & Consumable Fuels)		93,194	2,454,372

			7,248,024

United States: 49.40%
Abbott Laboratories (Health Care, Health Care Equipment & Supplies)		68,195	2,652,786
Apple Incorporated (Information Technology, Technology Hardware, Storage & Peripherals)		26,284	2,463,862
BB&T Corporation (Financials, Banks)		79,840	2,824,739
Charles Schwab Corporation (Financials, Capital Markets)		93,915	2,668,125
Chevron Corporation (Energy, Oil, Gas & Consumable Fuels)		30,371	3,103,309
CIT Group Incorporated (Financials, Banks)		69,709	2,409,840
EMC Corporation (Information Technology, Technology Hardware, Storage & Peripherals)		47,907	1,250,852
EOG Resources Incorporated (Energy, Oil, Gas & Consumable Fuels)		43,219	3,570,754
Express Scripts Holding Company (Health Care, Health Care Providers & Services) †		36,746	2,709,283
Gilead Sciences Incorporated (Health Care, Biotechnology)		33,791	2,980,704
Goldman Sachs Group Incorporated (Financials, Capital Markets)		18,159	2,980,073
Honeywell International Incorporated (Industrials, Aerospace & Defense)		19,397	2,216,495
Lockheed Martin Corporation (Industrials, Aerospace & Defense)		9,595	2,229,686
Merck & Company Incorporated (Health Care, Pharmaceuticals)		65,174	3,574,142
Microsoft Corporation (Information Technology, Software)		76,894	3,834,702
Motorola Solutions Incorporated (Information Technology, Communications Equipment)		50,100	3,767,019
Oracle Corporation (Information Technology, Software)		72,813	2,902,326
PepsiCo Incorporated (Consumer Staples, Beverages)		28,037	2,886,690
QUALCOMM Incorporated (Information Technology, Communications Equipment)		25,316	1,278,964
Schlumberger Limited (Energy, Energy Equipment & Services)		36,760	2,953,298
SunTrust Banks Incorporated (Financials, Banks)		56,014	2,338,024
Texas Instruments Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)		59,973	3,420,860
The Procter & Gamble Company (Consumer Staples, Household Products)		31,655	2,536,199
The Walt Disney Company (Consumer Discretionary, Media)		28,576	2,950,758
United Parcel Service Incorporated Class B (Industrials, Air Freight & Logistics)		29,580	3,107,971
Verizon Communications Incorporated (Telecommunication Services, Diversified Telecommunication Services)		41,961	2,137,493
Visa Incorporated Class A (Information Technology, IT Services)		44,702	3,452,782

			75,201,736

Total Common Stocks (Cost $131,985,116)			151,397,474

	Yield
Short-Term Investments: 2.68%

Investment Companies: 2.68%
Securities Lending Cash Investments LLC (l)(r)(u)	0.45%	2,825,550	2,825,550
Wells Fargo Cash Investment Money Market Fund Select Class (l)(u)	0.43	1,250,956	1,250,956

Total Short-Term Investments (Cost $4,076,506)			4,076,506

Total investments in securities (Cost $136,061,622) *	102.13%	155,473,980
Other assets and liabilities, net	(2.13)	(3,249,974)

Total net assets	100.00%	$152,224,006

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—April 30, 2016 (unaudited)	Wells Fargo Intrinsic World Equity Fund	11

†	Non-income-earning security

«	All or a portion of this security is on loan.

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $136,787,235 and unrealized gains (losses) consists of:

Gross unrealized gains	$30,108,406
Gross unrealized losses	(11,421,661)

Net unrealized gains	$18,686,745

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Intrinsic World Equity Fund	Statement of assets and liabilities—April 30, 2016 (unaudited)

Assets
Investments
In unaffiliated securities (including $2,763,450 of securities loaned), at value (cost $131,985,116)	$151,397,474
In affiliated securities, at value (cost $4,076,506)	4,076,506

Total investments, at value (cost $136,061,622)	155,473,980
Foreign currency, at value (cost $78)	72
Receivable for Fund shares sold	47,157
Receivable for dividends	355,627
Prepaid expenses and other assets	43,665

Total assets	155,920,501

Liabilities
Payable for investments purchased	428,368
Payable for Fund shares redeemed	226,495
Payable upon receipt of securities loaned	2,825,550
Management fee payable	95,676
Distribution fee payable	4,780
Administration fees payable	26,440
Accrued expenses and other liabilities	89,186

Total liabilities	3,696,495

Total net assets	$152,224,006

NET ASSETS CONSIST OF
Paid-in capital	$130,447,703
Undistributed net investment income	79,320
Accumulated net realized gains on investments	2,276,822
Net unrealized gains on investments	19,420,161

Total net assets	$152,224,006

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$134,508,943
Shares outstanding – Class A1	7,002,884
Net asset value per share – Class A	$19.21
Maximum offering price per share – Class A2	$20.38
Net assets – Class C	$7,565,776
Shares outstanding – Class C1	408,187
Net asset value per share – Class C	$18.54
Net assets – Administrator Class	$5,935,370
Shares outstanding – Administrator Class[1]	310,634
Net asset value per share – Administrator Class	$19.11
Net assets – Institutional Class	$4,213,917
Shares outstanding – Institutional Class[1]	220,041
Net asset value per share – Institutional Class	$19.15

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended April 30, 2016 (unaudited)	Wells Fargo Intrinsic World Equity Fund	13

Investment income
Dividends (net of foreign withholding taxes of $111,380)	$1,788,169
Securities lending income, net	2,347
Income from affiliated securities	1,263

Total investment income	1,791,779

Expenses
Management fee	650,418
Administration fees
Class A	141,861
Class C	8,305
Administrator Class	3,578
Institutional Class	2,938
Shareholder servicing fees
Class A	168,882
Class C	9,887
Administrator Class	6,625
Distribution fee
Class C	29,663
Custody and accounting fees	19,628
Professional fees	25,617
Registration fees	31,062
Shareholder report expenses	23,474
Trustees’ fees and expenses	7,398
Other fees and expenses	4,036

Total expenses	1,133,372
Less: Fee waivers and/or expense reimbursements	(60,470)

Net expenses	1,072,902

Net investment income	718,877

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	2,348,350
Net change in unrealized gains (losses) on investments	(10,360,090)

Net realized and unrealized gains (losses) on investments	(8,011,740)

Net decrease in net assets resulting from operations	$(7,292,863)

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Intrinsic World Equity Fund	Statement of changes in net assets

	Six months ended April 30, 2016 (unaudited)		Year ended October 31, 2015

Operations
Net investment income		$718,877		$1,348,061
Net realized gains on investments		2,348,350		18,667,164
Net change in unrealized gains (losses) on investments		(10,360,090)		(12,629,315)

Net increase (decrease) in net assets resulting from operations		(7,292,863)		7,385,910

Distributions to shareholders from
Net investment income
Class A		(1,480,000)		(856,992)
Class C		(5,766)		0
Administrator Class		(77,002)		(51,944)
Institutional Class		(77,098)		(48,847)
Net realized gains
Class A		(15,944,560)		(2,600,451)
Class C		(992,532)		(169,828)
Administrator Class		(637,316)		(108,609)
Institutional Class		(554,534)		(77,473)

Total distributions to shareholders		(19,768,808)		(3,914,144)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	59,680	1,165,060	179,787	4,097,757
Class C	38,834	725,599	35,552	773,618
Administrator Class	56,475	1,048,459	93,043	2,104,873
Institutional Class	36,912	724,427	161,738	3,667,260

		3,663,545		10,643,508

Reinvestment of distributions
Class A	871,879	16,927,692	152,110	3,351,854
Class C	51,392	955,480	7,388	156,548
Administrator Class	36,033	697,376	7,067	155,486
Institutional Class	24,158	469,358	3,982	87,906

		19,049,906		3,751,794

Payment for shares redeemed
Class A	(480,586)	(9,299,362)	(795,378)	(18,121,192)
Class C	(89,330)	(1,590,279)	(88,016)	(1,946,944)
Administrator Class	(56,027)	(1,094,978)	(154,125)	(3,437,971)
Institutional Class	(62,588)	(1,189,567)	(86,058)	(1,969,384)

		(13,174,186)		(25,475,491)

Net increase (decrease) in net assets resulting from capital share transactions		9,539,265		(11,080,189)

Total decrease in net assets		(17,522,406)		(7,608,423)

Net assets
Beginning of period		169,746,412		177,354,835

End of period		$152,224,006		$169,746,412

Undistributed net investment income		$79,320		$1,000,309

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Intrinsic World Equity Fund	15

(For a share outstanding throughout each period)

	Six months ended April 30, 2016 (unaudited)	Year ended October 31
CLASS A		2015	2014	2013	2012	2011
Net asset value, beginning of period	$22.82	$22.39	$21.88	$17.94	$15.55	$15.06
Net investment income	0.07	0.19	0.17	0.20	0.16	0.12 [1]
Net realized and unrealized gains (losses) on investments	(1.02)	0.73	0.59	4.00	1.87	0.48

Total from investment operations	(0.95)	0.92	0.76	4.20	2.03	0.60
Distributions to shareholders from
Net investment income	(0.20)	(0.12)	(0.25)	(0.26)	(0.11)	(0.11)
Net realized gains	(2.46)	(0.37)	0.00	0.00	0.00	0.00

Total distributions to shareholders	(2.66)	(0.49)	(0.25)	(0.26)	(0.11)	(0.11)
Regulatory settlement proceeds	0.00	0.00	0.00	0.00	0.47	0.00
Net asset value, end of period	$19.21	$22.82	$22.39	$21.88	$17.94	$15.55
Total return[2]	(4.13)%	4.23%	3.45%	23.74%	16.25%[3]	4.00%
Ratios to average net assets (annualized)
Gross expenses	1.46%	1.48%	1.47%	1.49%	1.51%	1.50%
Net expenses	1.38%	1.40%	1.40%	1.40%	1.40%	1.40%
Net investment income	0.96%	0.79%	0.70%	0.95%	0.91%	0.79%
Supplemental data
Portfolio turnover rate	10%	32%	23%	22%	27%	12%
Net assets, end of period (000s omitted)	$134,509	$149,492	$157,061	$168,621	$146,930	$139,100

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	During the year ended October 31, 2012, the Fund received a regulatory settlement from an unaffiliated third party which had an impact of 2.92% on the total return.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Intrinsic World Equity Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended April 30, 2016 (unaudited)	Year ended October 31
CLASS C		2015	2014	2013	2012	2011
Net asset value, beginning of period	$21.99	$21.64	$21.19	$17.37	$15.15	$14.68
Net investment income (loss)	0.02	0.01 [1]	(0.02)	0.05	0.02	(0.01)[1]
Net realized and unrealized gains (losses) on investments	(1.00)	0.71	0.58	3.89	1.82	0.49

Total from investment operations	(0.98)	0.72	0.56	3.94	1.84	0.48
Distributions to shareholders from
Net investment income	(0.01)	0.00	(0.11)	(0.12)	(0.09)	(0.01)
Net realized gains	(2.46)	(0.37)	0.00	0.00	0.00	0.00

Total distributions to shareholders	(2.47)	(0.37)	(0.11)	(0.12)	(0.09)	(0.01)
Regulatory settlement proceeds	0.00	0.00	0.00	0.00	0.47	0.00
Net asset value, end of period	$18.54	$21.99	$21.64	$21.19	$17.37	$15.15
Total return[2]	(4.45)%	3.41%	2.65%	22.82%	15.39%[3]	3.27%
Ratios to average net assets (annualized)
Gross expenses	2.20%	2.23%	2.22%	2.24%	2.26%	2.20%
Net expenses	2.13%	2.15%	2.15%	2.15%	2.15%	2.15%
Net investment income (loss)	0.19%	0.05%	(0.06)%	0.20%	0.16%	(0.05)%
Supplemental data
Portfolio turnover rate	10%	32%	23%	22%	27%	12%
Net assets, end of period (000s omitted)	$7,566	$8,958	$9,788	$9,949	$7,341	$6,817

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	During the year ended October 31, 2012, the Fund received a regulatory settlement from an unaffiliated third party which had an impact of 2.92% on the total return.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Intrinsic World Equity Fund	17

(For a share outstanding throughout each period)

	Six months ended April 30, 2016 (unaudited)	Year ended October 31
ADMINISTRATOR CLASS		2015	2014	2013	2012	2011
Net asset value, beginning of period	$22.76	$22.33	$21.81	$17.89	$15.52	$15.02
Net investment income	0.11 [1]	0.23 [1]	0.22 [1]	0.24 [1]	0.19 [1]	0.15 [1]
Net realized and unrealized gains (losses) on investments	(1.03)	0.75	0.59	3.99	1.87	0.49

Total from investment operations	(0.92)	0.98	0.81	4.23	2.06	0.64
Distributions to shareholders from
Net investment income	(0.27)	(0.18)	(0.29)	(0.31)	(0.16)	(0.14)
Net realized gains	(2.46)	(0.37)	0.00	0.00	0.00	0.00

Total distributions to shareholders	(2.73)	(0.55)	(0.29)	(0.31)	(0.16)	(0.14)
Regulatory settlement proceeds	0.00	0.00	0.00	0.00	0.47	0.00
Net asset value, end of period	$19.11	$22.76	$22.33	$21.81	$17.89	$15.52
Total return[2]	(4.04)%	4.51%	3.70%	24.03%	16.52%[3]	4.27%
Ratios to average net assets (annualized)
Gross expenses	1.37%	1.34%	1.29%	1.31%	1.34%	1.30%
Net expenses	1.18%	1.15%	1.15%	1.15%	1.15%	1.15%
Net investment income	1.15%	1.01%	0.96%	1.18%	1.14%	0.99%
Supplemental data
Portfolio turnover rate	10%	32%	23%	22%	27%	12%
Net assets, end of period (000s omitted)	$5,935	$6,239	$7,327	$5,306	$2,001	$1,986

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

[3]	During the year ended October 31, 2012, the Fund received a regulatory settlement from an unaffiliated third party which had an impact of 2.93% on the total return.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Intrinsic World Equity Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended April 30, 2016 (unaudited)	Year ended October 31
INSTITUTIONAL CLASS		2015	2014	2013	2012	2011
Net asset value, beginning of period	$22.83	$22.40	$21.87	$17.93	$15.54	$15.02
Net investment income	0.13 [1]	0.28	0.25 [1]	0.26 [1]	0.17 [1]	0.16
Net realized and unrealized gains (losses) on investments	(1.03)	0.75	0.60	4.02	1.92	0.51

Total from investment operations	(0.90)	1.03	0.85	4.28	2.09	0.67
Distributions to shareholders from
Net investment income	(0.32)	(0.23)	(0.32)	(0.34)	(0.17)	(0.15)
Net realized gains	(2.46)	(0.37)	0.00	0.00	0.00	0.00

Total distributions to shareholders	(2.78)	(0.60)	(0.32)	(0.34)	(0.17)	(0.15)
Regulatory settlement proceeds	0.00	0.00	0.00	0.00	0.47	0.00
Net asset value, end of period	$19.15	$22.83	$22.40	$21.87	$17.93	$15.54
Total return[2]	(3.94)%	4.72%	3.90%	24.28%	16.74%[3]	4.50%
Ratios to average net assets (annualized)
Gross expenses	1.12%	1.09%	1.04%	1.06%	1.10%	1.00%
Net expenses	0.95%	0.95%	0.95%	0.95%	0.95%	0.95%
Net investment income	1.38%	1.23%	1.11%	1.32%	1.03%	1.12%
Supplemental data
Portfolio turnover rate	10%	32%	23%	22%	27%	12%
Net assets, end of period (000s omitted)	$4,214	$5,058	$3,179	$2,352	$561	$573

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

[3]	During the year ended October 31, 2012, the Fund received a regulatory settlement from an unaffiliated third party which had an impact of 2.93% on the total return.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Intrinsic World Equity Fund	19

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Intrinsic World Equity Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On April 30, 2016, such fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

20	Wells Fargo Intrinsic World Equity Fund	Notes to financial statements (unaudited)

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the custodian verifies the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

Notes to financial statements (unaudited)	Wells Fargo Intrinsic World Equity Fund	21

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of April 30, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
France	$5,260,601	$0	$0	$5,260,601
Germany	5,359,579	0	0	5,359,579
Hong Kong	3,777,228	0	0	3,777,228
Japan	15,580,872	0	0	15,580,872
Luxembourg	5,557,399	0	0	5,557,399
Netherlands	13,652,581	0	0	13,652,581
South Korea	3,248,539	0	0	3,248,539
Spain	2,783,581	0	0	2,783,581
Sweden	1,576,584	0	0	1,576,584
Switzerland	12,150,750	0	0	12,150,750
United Kingdom	7,248,024	0	0	7,248,024
United States	75,201,736	0	0	75,201,736

Short-term investments
Investment companies	1,250,956	0	0	1,250,956
Investments measured at net asset value*				2,825,550
Total assets	$152,648,430	$0	$0	$155,473,980

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $2,825,550 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

22	Wells Fargo Intrinsic World Equity Fund	Notes to financial statements (unaudited)

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. Fair value pricing that was used in pricing certain foreign securities at the previous period end was not used at April 30, 2016. As a result, common stocks valued at $51,342,113 were transferred from Level 2 to Level 1 within the fair value hierarchy. The Fund did not have any transfers into/out of Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo, is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the applicable subadviser, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.85% and declining to 0.68% as the average daily net assets of the Fund increase. For the six months ended April 30, 2016, the management fee was equivalent to an annual rate of 0.85% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Metropolitan West Capital Management, LLC, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.35% and declining to 0.20% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Class A, Class C	0.21%
Administrator Class, Institutional Class	0.13

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through February 28, 2017 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.35% for Class A shares, 2.10% for Class C shares, 1.25% for Administrator Class shares, and 0.95% for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Prior to March 1, 2016, the Fund’s expenses were capped at 1.40% for Class A shares, 2.15% for Class C shares, and 1.15% for Administrator Class shares.

Distribution fee

The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended April 30, 2016, Funds Distributor received $984 from the sale of Class A shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

Notes to financial statements (unaudited)	Wells Fargo Intrinsic World Equity Fund	23

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended April 30, 2016 were $15,007,256 and $22,095,848, respectively.

6. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds) and Wells Fargo Variable Trust are parties to a $200,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.20% of the unused balance is allocated to each participating fund.

For the six months ended April 30, 2016, there were no borrowings by the Fund under the agreement.

7. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

24	Wells Fargo Intrinsic World Equity Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Intrinsic World Equity Fund	25

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 141 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief financial officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he lead a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Mr. Ebsworth is a CFA® charterholder and an Adjunct Lecturer, Finance, at Babson College.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is Chair of Taproot Foundation (non-profit organization), a Board Member of Ruth Bancroft Garden (non-profit organization) and an inactive chartered financial analyst.	Asset Allocation Trust
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

26	Wells Fargo Intrinsic World Equity Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Michael Whitaker (Born 1967)	Chief Compliance Officer, since 2016*	Executive Vice President of Wells Fargo Funds Management, LLC since 2016. Chief Compliance Officer of Fidelity’s Fixed Income Funds and Asset Allocation Funds from 2008 to 2016, Compliance Officer of FMR Co., Inc. from 2014 to 2016, Fidelity Investments Money Management, Inc. from 2014 to 2016, Fidelity Investments from 2007 to 2016.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007**	Executive Vice President of Wells Fargo Funds Management, LLC since 2014, Senior Vice President and Chief Compliance Officer from 2007 to 2014.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

[1]	Jeremy DePalma acts as Treasurer of 69 funds and Assistant Treasurer of 72 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

*	Michael Whitaker became Chief Compliance Officer effective May 16, 2016.

**	Debra Ann Early was the Chief Compliance Officer until May 15, 2016.

List of abbreviations	Wells Fargo Intrinsic World Equity Fund	27

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Colombian peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2016 Wells Fargo Funds Management, LLC. All rights reserved.

242235 06-16 SA241/SAR241 04-16

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6.	INVESTMENTS

A Portfolio of Investments for each series of Wells Fargo Funds Trust is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that have been implemented since the registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 11.	CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS

(a)(1) Not applicable.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust

By:
/s/ Karla M. Rabusch
Karla M. Rabusch
President

Date:	June 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Wells Fargo Funds Trust

By:
/s/ Karla M. Rabusch
Karla M. Rabusch
President

Date:	June 27, 2016

By:
/s/ Nancy Wiser
Nancy Wiser
Treasurer

Date:	June 27, 2016

By:
/s/ Jeremy DePalma
Jeremy DePalma
Treasurer

Date:	June 27, 2016